Securities Act Registration No.    333-122109
                                   Investment Act Registration No.     811-07661
--------------------------------------------------------------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Pre-Effective Amendment No.                     [ ]
                       Post-Effective Amendment No. 8                  [X]

             REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940
                                Amendment No. 38                       [X]

                            ------------------------

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                                  (Registrant)

                            ------------------------

                          AMERITAS LIFE INSURANCE CORP.
                                   (Depositor)
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-1122

                            ------------------------

                                 Robert G. Lange
              Vice President, General Counsel & Assistant Secretary
                          Ameritas Life Insurance Corp.
                                 5900 "O" Street
                             Lincoln, Nebraska 68510

      Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

             It is proposed that this filing will become effective:
                [ ] 60 days after filing pursuant to paragraph a of Rule 485
                [ ] on ____________ pursuant to paragraph a of Rule 485
                [X] on May 1, 2010 pursuant to paragraph b of Rule 485
                [ ] immediately upon filing pursuant to paragraph b of Rule 485

              If appropriate, check the following box:
                [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    TITLE OF SECURITIES BEING REGISTERED: SECURITIES OF UNIT INVESTMENT TRUST
                Ameritas Advisor Select No-Load Variable Annuity
                ------------------------------------------------

--------------------------------------------------------------------------------
PROSPECTUS:  May 1, 2010

                                            [Ameritas Life Insurance Corp. Logo]
                                                                 A UNIFI Company
Ameritas Advisor Select No Load
Variable Annuity (SM)
POLICY FORM 6151
Flexible Premium Deferred Variable Annuity Policy
                             Ameritas Life Insurance Corp. Separate Account LLVA
--------------------------------------------------------------------------------

         This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. As an annuity, it also provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional. If you agree to perform transfers electronically and accept other electronic and automated processing and delivery of Policy services and disclosure, as they become available, this Policy permits frequent trading subject to certain requirements; otherwise, this Policy includes usual and customary variable annuity restrictions upon frequent trading.

You may allocate all or part of your investment among variable investment options (where you have the investment risk, including possible loss of principal), with allocated indirect interests in these non-publicly traded portfolios of ProFunds - VP Series and Access One Trust - VP Series, both advised by ProFunds Advisors LLC.

        ------------------------------------------------------------------------------------------------------
        ------------------------------------------------------------------------------------------------------
        CLASSIC PROFUNDS VP           ULTRA PROFUNDS VP               SECTOR PROFUNDS VP
         ------------------------------------------------------------------------------------------------------
        Bull                          UltraBull                       Oil & Gas
         ------------------------------------------------------------------------------------------------------
        Small-Cap                     UltraMid-Cap                    Precious Metals
        ------------------------------------------------------------------------------------------------------
        NASDAQ-100                    UltraSmall-Cap                  Real Estate
        ------------------------------------------------------------------------------------------------------
        Mid-Cap Value                 UltraNASDAQ-100                 NON-EQUITY PROFUNDS VP
        ------------------------------------------------------------------------------------------------------
        Small-Cap Value               INVERSE PROFUNDS VP             U.S. Government Plus
        ------------------------------------------------------------------------------------------------------
        Europe 30                     Bear                            Rising Rates Opportunity
        ------------------------------------------------------------------------------------------------------
        Dow 30                        Short Small-Cap                 ACCESS VP HIGH YIELD FUNDSM
        ------------------------------------------------------------------------------------------------------
                                      Short NASDAQ-100                PROFUND VP MONEY MARKET
        ------------------------------------------------------------------------------------------------------
                                      Short Dow 30
        ------------------------------------------------------------------------------------------------------

         A Statement of Additional Information and other information about us and the Policy, with the same date as this prospectus, is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this prospectus by reference. For a free copy, access it on the SEC's website (www.sec.gov, select "Search for Company Filings," then select "file" then type in file number "333-122109"), or write or call us. The Table of Contents for the Statement of Additional Information is on the last page of this prospectus.

Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from our Service Center.

           The SEC does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

              NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

                   Ameritas Life Insurance Corp. (we, us, our)
         Ameritas Life Insurance Corp., P.O. BOX 81889, Lincoln NE 68501
                       1-800-255-9678. www.advisorva.com.

Contacting Us. To answer your questions or to send additional premium, write or call us at:

                          Ameritas Life Insurance Corp.
                                 P.O. Box 81889
                                Lincoln NE 68501
                                       Or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-255-9678
                               Fax: 1-402-467-7335
                         Interfund Transfer Request
                               Fax: 1-402-467-7923
                          e-mail: direct@ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

The Correct Form of Written Notice "in good order" is important for us to get the information we require to accurately process your Policy elections and changes. Many forms can be found on the on-line services section of our website. Or, call us at our toll-free number and we'll send you the form you need and tell you the information we require.

Facsimile Written Notice. To provide you with timely service, we accept some Written Notice by facsimile. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to:
"Ameritas Life Insurance Corp."


TABLE OF CONTENTS                                      Begin on Page

     DEFINED TERMS...............................................3
     POLICY OVERVIEW.............................................4
     CHARGES.....................................................5
     FINANCIAL INFORMATION.......................................7
         Accumulation Unit Values................................7
         Financial Statements....................................7
     CHARGES EXPLAINED...........................................8
         Mortality and Expense Risk Charge.......................8
         Transfer Fee............................................8
         Tax Charges.............................................8
         Fees Charged by the Portfolios..........................8
         Waiver of Certain Charges...............................8
     INVESTMENT OPTIONS..........................................9
         Separate Account Variable Investment Options............9
         Transfers..............................................11
         Third-Party Services...................................12
         Short-Term Trading.....................................12
     IMPORTANT POLICY PROVISIONS................................13
         Policy Application and Issuance........................13
         Your Policy Value......................................14
         Telephone Transactions.................................15
         Delay of Payments......................................15
         Beneficiary............................................15
         Minor Owner or Beneficiary.............................15
         Policy Changes.........................................15
         Policy Termination.....................................16
     POLICY DISTRIBUTIONS.......................................16
         Withdrawals............................................16
         Death Benefits.........................................17
         Annuity Income Benefits................................19
     FEDERAL INCOME TAX MATTERS.................................20
     MISCELLANEOUS..............................................23
         About Our Company......................................23
         Distribution of the Policies...........................23
         Voting Rights..........................................23
         Legal Proceedings......................................23
     APPENDIX A:  Accumulation Unit Values......................A:1
     APPENDIX B:  Tax-Qualified Plan Disclosures................B:1
         Thank You.  If You Have Questions,....................Last Page
         Statement of Additional Information Table of Contents.Last Page

Form 6151 NLVA                        -2-

DEFINED TERMS

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Annuitant is the person on whose life annuity payments involving life contingencies are based and who receives Policy annuity payments.

Annuity Date is the date annuity income payouts are scheduled to begin. This date is identified on the Policy Specifications page of your Policy. You may change this date, as permitted by the Policy and described in this prospectus.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Policy value less any premium tax charge not previously deducted.

Owner, you, your is you -- the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Date is the date two Business Days after we receive your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years.

Policy Year/Month/Anniversary are measured from respective anniversary dates of the Policy Date of this Policy.

Subaccount is a division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund.

We, Us, Our, Ameritas, ALIC - Ameritas Life Insurance Corp.

Written Notice -- Written notice, signed by you, on a form approved by or acceptable to us, that gives us the information we require and is received at Ameritas Life Insurance Corp., P.O. BOX 81889, Lincoln NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-7335. Call us if you have questions about what form or information is required.

         This prospectus may only be used to offer the Policy where the Policy may lawfully be sold. The Policy, and certain features described in this prospectus, may not be available in all states.

     If your Policy is issued as part of a qualified plan under the Internal Revenue Code, refer to any plan documents and disclosures for information about how some of the benefits and rights of the Policy may be affected.

Form 6151 NLVA                        -3-

POLICY OVERVIEW
--------------------------------------------------------------------------------
         The following is intended as a summary. Please read each section of this prospectus for additional detail.

         The Policy 6151 Ameritas Advisor Select No Load Variable Annuity is a variable annuity savings vehicle offering a variety of investment options to help meet long-term financial goals. Its costs are discussed in this prospectus' CHARGES and CHARGES EXPLAINED sections. You have a short time period to review your Policy and cancel it. The terms of this "right to examine" period vary by state (see the cover of your Policy). You can allocate your premiums among a wide spectrum of investments and transfer money from one underlying investment portfolio to another without tax liability. In the Separate Account variable investment options, you may gain or lose money on your investment. The investment options are described on this prospectus' first page and in the INVESTMENT OPTIONS section. The Policy is designed for use by market-timing organizations or other persons or entities that use programmed or frequent transfers among investment options and other lower-cost on-line and automated procedures, except as otherwise stated. More information about short-term trading is in the INVESTMENT OPTIONS - TRANSFERS section.

A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits and guaranteed fees.

         The Policy is a deferred annuity: it has an accumulation (or deferral) period and an annuity income period.

         Accumulation Period. During the accumulation period, any earnings that you leave in the Policy are not taxed. During this period you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers. Withdrawals may be subject to income tax and a penalty tax.

         Annuity Income Period. The accumulation period ends and the annuity income period begins on a date you select (or the later of the fifth Policy Anniversary or the Policy Anniversary nearest the Annuitant's 85th birthday). During the annuity income period, we will make periodic payments to the Annuitant, unless you specify otherwise. You can select payments that are guaranteed to last for the Annuitant's entire life or for some other period. Some or all of each payment will be taxable.

         A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the Annuitant lives or for some other period you select. In addition, if you die before those payments begin, the Policy will pay a death benefit to your beneficiary.

         POLICY OPERATION & FEATURES

Premiums.
o    Minimum initial premium: $10,000.
o Minimum additional premium: $250, or $50 per month if through a regularly billed program.
o No additional premiums will be accepted after the earlier of the Annuity Date or the Policy Anniversary nearest your 85th birthday without our approval.

Investment Options.
o    You may transfer among investments, subject to limits.

Deductions from Assets.
(See CHARGES on next pages.)

Withdrawals.
o    There are no withdrawal charges.
o    Each withdrawal must be at least $250.

Annuity Income.
o    Several fixed annuity income options are available.

Death Benefit.
o    A death benefit is paid upon the death of the Owner.

         TAX-QUALIFIED PLANS

         The Policy can be used to fund a tax-qualified plan such as an IRA or Roth IRA (including for rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA, etc. This Prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Tax Qualified Plan Disclosures in this prospectus' Appendix B to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

Form 6151 NLVA                        -4-

CHARGES

         BASE POLICY CHARGES

         The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy.

         The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer Policy value between investment options. State premium taxes may also be deducted.

                                                                                      ---------------- ---------------
                                                                                         Guaranteed
                                                                                          Maximum          Current
                                                                                            Fee              Fee
------------------------------------------------------------------------------------- ---------------- ---------------
 TRANSACTION FEES
------------------------------------------------------------------------------------- ---------------- ---------------
 SALES LOAD                                                                                None             None
---------------------------------- -------------------------------------------------- ---------------- ---------------
 WITHDRAWAL CHARGE                                                                         None             None
---------------------------------- -------------------------------------------------- ---------------- ---------------
 PREMIUM TAXES                     Levied by some states and municipalities. Rates       0% - 3.5%       0% - 3.5%
                (upon premium)     and timing of the tax vary and may change.
---------------------------------- -------------------------------------------------- ---------------- ---------------
 TRANSFER FEE (per transfer)       '  first 15 transfers per Policy year                   None             None
                                   '  over 15 transfers in one Policy Year,
                                       we may charge ...                                   $10              None
---------------------------------- -------------------------------------------------- ---------------- ---------------

         The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.
                                                                                      ---------------- ---------------
                                                                                         Guaranteed
                                                                                          Maximum          Current
                                                                                            Fee              Fee
------------------------------------------------------------------------------------- ---------------- ---------------
ANNUAL POLICY FEE                                                                          None             None
----------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
      Deducted daily from assets allocated to the Separate Account to equal the annual % shown.)
------------------------------------------------------------------------------------- ---------------- ---------------
MORTALITY & EXPENSE RISK CHARGE                                                            0.90%           0.90%
------------------------------------------------------------------------------------- ---------------- ---------------

PORTFOLIO COMPANY OPERATING EXPENSES (as of December 31, 2009)

         The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before and after any contractual waivers or reductions, that you may pay periodically during the time that you own the contract. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

---------------------------------------------------------------------------- -------------------- --------------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
     Expenses that are deducted from portfolio company assets, including             Minimum           Maximum
     management fees, distribution and/or service (12b-1) fees, and other expenses
------------------------------------------------------------------------------ ------------------- ------------------
Before any Waivers and Reductions                                                    1.53% (1)          2.48% (2)
------------------------------------------------------------------------------ ------------------- ------------------
After any Waivers and Reductions (explained in the footnotes to these tables)        1.35% (3)          1.68% (4)
---------------------------------------------------------------------------------------------------------------------

(1) Non-Equity ProFunds VP US Government Plus
(2) Inverse ProFunds VP Short Dow 30
(3) ProFund VP Money Market
(4) See complete chart below for list of portfolios with Total Expenses of 1.68%

Form 6151 NLVA                        -5-

--------------------------------------------------------------------------------------------------------------------
                                                                   Acquired                           Total Expenses
      Subaccount's underlying                                      Fund Fees      Total    Waivers    after Waivers
          Portfolio Name          Management   12b-1      Other       and       Portfolio    and      and Reductions,
                                     Fees      Fees*      Fees     Expenses       Fees    Reductions      if any
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
CLASSIC PROFUNDS VP
--------------------------------------------------------------------------------------------------------------------
Bull                                  0.75%    0.25%   0.80%         -           1.80%(1)   0.12%        1.68%(2)
--------------------------------------------------------------------------------------------------------------------
Dow 30                                0.75%    0.25%   0.99%         -           1.99%(1)   0.31%        1.68%(2)
--------------------------------------------------------------------------------------------------------------------
Europe 30                             0.75%    0.25%   0.78%         -           1.78%(1)   0.10%        1.68%(2)
--------------------------------------------------------------------------------------------------------------------
Mid-Cap Value                         0.75%    0.25%   0.90%         -           1.90%(1)   0.22%        1.68%(2)
--------------------------------------------------------------------------------------------------------------------
NASDAQ-100                            0.75%    0.25%   0.83%         -           1.83%(1)   0.15%        1.68%(2)
--------------------------------------------------------------------------------------------------------------------
Small-Cap                             0.75%    0.25%   1.30%         -           2.30%(1)   0.62%        1.68%(2)
--------------------------------------------------------------------------------------------------------------------
Small-Cap Value                       0.75%    0.25%   1.03%         -           2.03%(1)   0.35%        1.68%(2)
--------------------------------------------------------------------------------------------------------------------
ULTRA PROFUNDS VP
--------------------------------------------------------------------------------------------------------------------
UltraBull                             0.75%    0.25%   0.78%         -           1.78%(1)   0.10%        1.68%(2)
--------------------------------------------------------------------------------------------------------------------
UltraMid-Cap                          0.75%    0.25%   0.84%         -           1.84%(1)   0.16%        1.68%(2)
--------------------------------------------------------------------------------------------------------------------
UltraNASDAQ-100                       0.75%    0.25%   0.79%         -           1.79%(1)   0.11%        1.68%(2)
--------------------------------------------------------------------------------------------------------------------
UltraSmall-Cap                        0.75%    0.25%   0.89%         -           1.89%(1)   0.21%        1.68%(2)
--------------------------------------------------------------------------------------------------------------------
INVERSE PROFUNDS VP
--------------------------------------------------------------------------------------------------------------------
Bear                                  0.75%    0.25%   0.77%         -           1.77%(1)   0.09%        1.68%(2)
--------------------------------------------------------------------------------------------------------------------
Short Dow 30                          0.75%    0.25%   1.48%         -           2.48%(1)   0.80%        1.68%(2)
--------------------------------------------------------------------------------------------------------------------
Short NASDAQ-100                      0.75%    0.25%   0.81%         -           1.81%(1)   0.13%        1.68%(2)
--------------------------------------------------------------------------------------------------------------------
Short Small-Cap                       0.75%    0.25%   0.81%         -           1.81%(1)   0.13%        1.68%(2)
--------------------------------------------------------------------------------------------------------------------

Form 6151 NLVA                        -6-

--------------------------------------------------------------------------------------------------------------------
                                                                   Acquired                           Total Expenses
      Subaccount's underlying                                      Fund Fees      Total    Waivers    after Waivers
          Portfolio Name          Management   12b-1      Other       and       Portfolio    and      and Reductions,
                                     Fees      Fees*      Fees     Expenses       Fees    Reductions      if any
--------------------------------------------------------------------------------------------------------------------
SECTOR PROFUNDS VP
--------------------------------------------------------------------------------------------------------------------
Oil & Gas                             0.75%    0.25%   0.81%         -           1.81%(1)   0.13%        1.68%(2)
--------------------------------------------------------------------------------------------------------------------
Precious Metals                       0.75%    0.25%   0.80%         -           1.80%(1)   0.12%        1.68%(2)
--------------------------------------------------------------------------------------------------------------------
Real Estate                           0.75%    0.25%   0.88%         -           1.88%(1)   0.20%        1.68%(2)
--------------------------------------------------------------------------------------------------------------------
NON-EQUITY PROFUNDS VP
--------------------------------------------------------------------------------------------------------------------
Rising Rates Opportunity              0.75%    0.25%   0.73%         -           1.73%(1)   0.05%        1.68%(2)
--------------------------------------------------------------------------------------------------------------------
US Government Plus                    0.75%    0.25%   0.53%         -           1.53%(1)   0.15%        1.38%(2)
--------------------------------------------------------------------------------------------------------------------
ACCESS VP HIGH YIELD FUND             0.75%    0.25%   0.98%         -           1.98%(1)   0.30%        1.68%(2)
--------------------------------------------------------------------------------------------------------------------
PROFUND VP MONEY MARKET               0.75%    0.25%   0.59%         -           1.59%(1)   0.24%        1.35%(2)
--------------------------------------------------------------------------------------------------------------------

ProFunds (1) ProFund Advisors LLC has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Expenses after Waivers and Reductions, if any, as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Money Market) through April 30, 2011. After such date, any of the expense limitations may be terminated or revised by the Board of Trustees upon recommendation from the Advisor. Amounts waived or reimbursed in a contractual period may be recouped by ProFund Advisors LLC within three years of the end of the contractual period to the extent that the recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.
ProFunds (2) Reflects fee waivers, reimbursement of expenses, and expense reductions, if any.

* Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for our providing shareholder support and marketing services.

         EXAMPLES OF EXPENSES

         The Examples below are intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include Policy owner transaction expenses, contract charges, separate account annual expenses, and Subaccount underlying portfolio fees and expenses.

         The Examples assume that you invest $10,000 in the Policy for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the underlying portfolio and Policy fees and expenses indicated. The example amounts are illustrative only, and should not be considered a representation of past or future expenses. Your actual expenses may be higher or lower than those shown in the chart.

                                -------------------------------------------------------------------------------
                                    The Policy's expenses are the same whether the Policy is surrendered, annuitized, or continues at the end of the time period shown.
 --------------------------------------------------------------------------------------------------------------
 EXAMPLE                               1 Yr                3 Yr                5 Yr               10 Yr
 --------------------------------------------------------------------------------------------------------------
 Maximum Policy Expenses (1)           $338                $1,030              $1,745             $3,640
 --------------------------------------------------------------------------------------------------------------
 Minimum Policy Expenses (2)           $228                  $703              $1,205             $2,585
 --------------------------------------------------------------------------------------------------------------

(1) Maximum Policy Expenses. This example assumes maximum charges of 0.90% for Separate Account annual expenses plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (2.48%).
(2) Minimum Policy Expenses. This example assumes current charges of 0.90% for Separate Account annual expenses plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (1.35%).

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

         ACCUMULATION UNIT VALUES

         We provide Accumulation Unit value history for each of the Separate Account variable investment options in Appendix A.

         FINANCIAL STATEMENTS

         Financial statements of the Subaccounts of the Separate Account and our company are included in the Statement of Additional Information; to learn how to get a copy, see the front or back page of this prospectus.

Form 6151 NLVA                        -7-

CHARGES EXPLAINED
--------------------------------------------------------------------------------

         The Policy has no sales load, withdrawal charges, or separate charge for administrative expenses including no Policy fee.

         MORTALITY AND EXPENSE RISK CHARGE

         We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is reflected in the Accumulation Unit values for each Subaccount.

         Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date. The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy. Another mortality risk we assume is that at your death the death benefit we pay will be greater than the Policy value.

         Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

         If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit.

         TRANSFER FEE

         The first 15 transfers per Policy Year from Subaccounts are free. A transfer fee may be imposed for any transfer in excess of 15 per Policy Year. The transfer fee is deducted pro rata from each Subaccount in which the Owner is invested.

         TAX CHARGES

         Some states and municipalities levy a tax on annuities, currently ranging from 0% to 3.5% of your premiums. These tax rates, and the timing of the tax, vary and may change. Presently, we deduct the charge for the tax in those states with a tax either (a) from premiums as they are received, or (b) upon applying proceeds to an annuity income option.

         No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other costs resulting from taxes that we determine are properly attributable to the Separate Account.

         FEES CHARGED BY THE PORTFOLIOS

         Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' CHARGES section and described in more detail in each fund's prospectus. A portfolio's fees and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

WAIVER OF CERTAIN CHARGES

         When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee. Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.

Form 6151 NLVA                        -8-

INVESTMENT OPTIONS
--------------------------------------------------------------------------------
         The Policy allows you to choose from a wide array of investment options
- each chosen for its potential to meet specific investment objectives.

         You may allocate your premiums among the Separate Account variable investment options. Allocations must be in whole percentages and total 100%. The variable investment options, which invest in underlying portfolios, are listed and described below.

The value of your Policy will go up or down based on the investment performance of the variable investment options you choose. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

         SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS

         The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.

         The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Ameritas. The Separate Account was established as a separate investment account of Ameritas under Nebraska law on October 26, 1995. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

         The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as other publicly traded mutual funds with very similar names. They are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.
         Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.
         You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

           You bear the risk that the variable investment options you select may fail to meet their objectives, that they could
              go down in value, and that you could lose principal.

         Each Subaccount's underlying portfolio operates as a separate investment fund, and the income or losses of one generally have no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the series funds which accompany this prospectus.

         The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

         This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio accompanying this prospectus for more information about that portfolio, including detailed information about the portfolio's fees and expenses, investment strategy and investment objective, and potential risks. To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.

Form 6151 NLVA                        -9-

--------------------------------------------------------------------------------------------------------------
                         FUND NAME                           INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                               Portfolio Type / Summary of Investment Strategy
--------------------------------------------------------------------------------------------------------------
                         ProFunds(R)                         ProFunds Advisors LLC
-------------------------------------------------------------------------------------------------------------
                    Classic ProFunds VP                      Seeks daily investment results, before fees and
                                                             expenses, that correspond to the daily
                                                             performance of the stated index:
--------------------------------------------------------------------------------------------------------------
Bull                                                         S&P 500 (R) Index
--------------------------------------------------------------------------------------------------------------
Dow 30                                                       Dow Jones Industrial Average(SM)
--------------------------------------------------------------------------------------------------------------
Europe 30                                                    ProFunds Europe 30 Index
--------------------------------------------------------------------------------------------------------------
Mid-Cap Value                                                S&P MidCap 400/Citigroup Value Index
--------------------------------------------------------------------------------------------------------------
NASDAQ-100                                                   NASDAQ-100 (R) Index
--------------------------------------------------------------------------------------------------------------
Small-Cap                                                    Russell 2000 (R) Index
--------------------------------------------------------------------------------------------------------------
Small-Cap Value                                              S&P SmallCap 600/Citigroup Value Index
--------------------------------------------------------------------------------------------------------------
                     Ultra ProFunds VP                       Seeks daily investment results, before fees and
                                                             expenses, that correspond to twice (200%) the
                                                             daily performance of the stated index:
--------------------------------------------------------------------------------------------------------------
Ultra Bull                                                   S&P 500 (R) Index
--------------------------------------------------------------------------------------------------------------
Ultra Mid-Cap                                                S&P MidCap 400 Index
--------------------------------------------------------------------------------------------------------------
Ultra NASDAQ-100                                             NASDAQ-100 (R) Index
--------------------------------------------------------------------------------------------------------------
Ultra Small-Cap                                              Russell 2000 (R) Index
--------------------------------------------------------------------------------------------------------------
                    Inverse ProFunds VP                      Seeks daily investment results, before fees and
                                                             expenses, that correspond to the inverse
                                                             (opposite) of the daily performance of the stated
                                                             index:
--------------------------------------------------------------------------------------------------------------
Bear                                                         S&P 500 (R) Index
--------------------------------------------------------------------------------------------------------------
Short Dow 30                                                 Dow Jones Industrial Average (SM)
--------------------------------------------------------------------------------------------------------------
Short NASDAQ-100                                             NASDAQ-100 (R) Index
--------------------------------------------------------------------------------------------------------------
Short Small-Cap                                              Russell 2000 (R) Index
--------------------------------------------------------------------------------------------------------------
                     Sector ProFunds VP                      Seeks daily investment results, before fees and
                                                             expenses, that correspond to the daily performance
                                                             of the stated index:
--------------------------------------------------------------------------------------------------------------
Oil & Gas                                                    Dow Jones U.S. Oil & Gas (SM) Index
--------------------------------------------------------------------------------------------------------------
Precious Metals                                              Dow Jones Precious Metals (SM) Index
--------------------------------------------------------------------------------------------------------------
Real Estate                                                  Dow Jones U.S. Real Estate (SM) Index
--------------------------------------------------------------------------------------------------------------
                   Non-Equity ProFunds VP                    Seeks daily investment results, before fees and
                                                             expenses, that correspond to one and one-quarter
                                                             times (125%):
--------------------------------------------------------------------------------------------------------------
Rising Rates Opportunity                                     The inverse (opposite) of the daily movement of
                                                             the most recently issued 30-year U.S. Treasury
                                                             Bond
--------------------------------------------------------------------------------------------------------------
US Government Plus                                           The daily movement of the most recently issued
                                                             30-year U.S. Treasury Bond
--------------------------------------------------------------------------------------------------------------
                  Access VP High Yield Fund (SM)             Seeks to provide investment results that
                                                             correspond generally to the total return of the
                                                             high yield market, consistent with maintaining
                                                             reasonable liquidity.
--------------------------------------------------------------------------------------------------------------
                  ProFund VP Money Market                    Seeks a high level of current income consistent
                                                             with liquidity and preservation of capital.
--------------------------------------------------------------------------------------------------------------

"S&P 500 Index," "S&P MidCap 400 Index," and "S&P SmallCap 600 Index" are trademarks of The McGraw-Hill Companies, Incl. and Barra, Inc. and have been licensed for use by ProFunds. "Dow Jones" and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VPs. "NASDAQ-100(R) Index" is a trademark of The NASDAQ Stock Market, Inc. "Russell 2000(R) Index" is a trademark of the Frank Russell Company. The ProFunds VP portfolios and the Policy are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP or purchasing the Policy.

Form 6151 NLVA                        -10-

o        Adding, Deleting, or Substituting Variable Investment Options
         We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

         We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio if the shares of an underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account. We may add new Separate Account underlying portfolios or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

         Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent premium payments, transfers or premium allocations. We will receive any necessary SEC and state approval before making any of these changes.

         We will notify you of any changes to the variable investment options.

o        Resolving Material Conflicts - Underlying Investment Interests
         In addition to serving as underlying portfolios to the Subaccounts, the portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts. We do not currently foresee any disadvantages to you resulting from the fund companies selling portfolio shares to fund other products. However, there is a possibility that a material conflict of interest may arise between Policy Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the portfolios. Shares of some of the portfolios may also be sold to certain qualified pension and retirement plans qualifying under section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps to resolve the matter, including removing that portfolio as an underlying investment option of the Separate Account. The Board of Directors of each fund company will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the portfolios for more information. (Also see the Transfers section, Omnibus Orders.)

         TRANSFERS

         Prior to the Annuity Date, you may transfer Policy value from one Subaccount to another, subject to these rules:

Form 6151 NLVA                        -11-

         Transfer Rules:
          o A transfer is considered any single request to move assets from one or more Subaccounts to one or more of the other Subaccounts.
          o We must receive notice of the transfer by either Written Notice, an authorized telephone transaction, or by Internet when available. For same day processing, transfer requests by facsimile, telephone, or Internet must be sent to us by 3:20 p.m. Eastern Time for the Access VP High Yield Fund SM and Sector ProFunds VP portfolios, and 3:45 p.m. Eastern Time for all other portfolios. Requests received later are processed on the next trading day. Fax requests must be sent to our trade desk at 402-467-7923. If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.

          o The transferred amount must be at least $250, or the entire Subaccount if it is less. If the value remaining after a transfer will be less than $100 in a Subaccount, we will include that amount as part of the transfer.

          o The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. This fee is deducted on a pro-rata basis from balances in all Subaccounts; it is not subtracted from the amount of the transfer.
          o If the Policy value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, proportionately to the remaining investment options you selected in your latest allocation instructions. We will notify you when such a transfer occurs. You may, within 60 days of the date of our notice, reallocate the amount transferred, without charge, to another investment option.
          o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time, subject to Policy restrictions.
          o In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

         Omnibus Orders
         Purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the ability of the portfolios to apply their respective disruptive trading policies and procedures. We cannot guarantee that the portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of portfolio shares, as well as the owners of all variable lfie insurance or variable annuity contracts, including ours, whose variable investment options correspond to the affected portfolios. In addition, if a portfolio believes that an omnibus order that we submit may reflect one or more transfer requests from Owners engaged in disruptive trading, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

         THIRD-PARTY SERVICES

         Where permitted and subject to our rules, we may accept your authorization to have a third party exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

         SHORT-TERM TRADING

         Unlike most variable annuity policies, the Policy can serve as a vehicle for short-term trading and includes investment options designed for use by investors and their investment advisors who use frequent trading. Subaccount underlying portfolios' prospectuses describe each portfolio's position regarding short-term trading. To engage in short-term trading, you must elect (on a form we will provide to you) to perform trades using only an electronic 'on-line' process we make available, and must consent to receive disclosures (trade confirmations, annual statements, updated disclosure information, etc.) electronically. We reserve the right, however, to deliver documents to you on paper at any time. We may charge a fee for producing paper copies of documents at your request and which have been previously delivered to you electronically. (There is no charge for paper notices if you do not elect to do on-line trading or have not otherwise elected to receive electronic disclosure, or if you revoke in writing your on-line trading privileges or receipt of electronic disclosure.) You may also revoke your consent to further delivery of electronic documents at any time by Written Notice to us.

Form 6151 NLVA                        -12-

         If you do not elect the requirements for short-term trading outlined above, we reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. Frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount's underlying portfolio can disrupt management of the Subaccount and underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy's performance. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending or terminating telephone, on-line and facsimile transfer privileges. We will also enforce any Subaccount underlying portfolio manager's own restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. Any Subaccount restrictions will be uniformly applied.

         We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer.

IMPORTANT POLICY PROVISIONS
--------------------------------------------------------------------------------
         Many key rights and benefits under the Policy are summarized in this prospectus. Your Policy contains the complete terms of your agreement with Ameritas. You may obtain a copy of the Policy from us. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option or as a death benefit.

         POLICY APPLICATION AND ISSUANCE

         To purchase a Policy, you must submit an application and a minimum initial premium. A Policy usually will be issued only if you and the Annuitant are age 0 through 85, rounded to the nearest birthday. We reserve the right to reject any application or premium for any reason.

Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.

         If your application is in good order upon receipt, we will credit your initial premium (less premium tax, if applicable) to the Policy value in accordance with your allocation instructions within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

         No Policy will have a Policy Date that is on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)

o        Application in Good Order
         All application questions must be answered, but particularly note these requirements:
          o The Owner's and the Annuitant's full name, Social Security number, and date of birth must be included.
          o Your premium allocations must be completed in whole percentages, and total 100%.
          o    Initial premium must meet minimum premium requirements.
          o    Your signature must be on the application.
          o Identify the type of plan, whether it is nonqualified or, if it is qualified, state the type of qualified plan.
          o    City, state and date application was signed must be completed.
          o    If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
          o    There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.

o        Premium Requirements
         Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting any payment made by check to your Policy value until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. We must consent to any premium that would result in more than $5 million total premium held with us for the same Annuitant or Owner ($1 million for policies issued prior to June 1, 2006).

Form 6151 NLVA                        -13-

Initial Premium
o    The only premium required. All others are optional.
o Must be at least $10,000. We have the right to change these premium requirements, and to accept a smaller initial premium if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or as part of a tax-qualified plan.

Additional Premiums
o Must be at least $250; $50 if payments are established as electronic funds transfer. We have the right to change these premium requirements.
o Will not be accepted, without our approval, on or after the earlier of (i) the Policy Anniversary nearest your 85th birthday or (ii) the Annuity Date.

Allocating Your Premiums
         You may allocate your premiums among the variable investment options. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.

     o    Allocations must be in whole percentages, and total 100%.
     o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
     o All premiums will be allocated pursuant to your instructions on record with us.

o        "Right to Examine" Period Allocations
         If you are not satisfied with the Policy, you may void it by returning it to us within 10 days of receipt, or longer where required by state law. You will then receive a full refund of your Policy value; however, where required by certain states, or if your Policy was issued as an Individual Retirement Account ("IRA"), you will receive either the premium paid or your Policy value, whichever amount is greater.

         YOUR POLICY VALUE

         On your Policy's date of issue, the Policy value equals the initial premium less any charge for applicable premium taxes. On any Business Day thereafter, the Policy value equals the sum of the values in the Separate Account variable investment options. The Policy value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable investment options as well as the deductions for charges under the Policy.

o        Separate Account Value
         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:
     (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
     (b) the daily mortality and expense risk charge; and this result divided by
     (c) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

         An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.


Form 6151 NLVA                        -14-

TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o         Transfers among investment options.
o         Change of premium allocations.

How to Authorize Telephone Transactions
o Upon your authorization on the Policy application or in Written Notice to us, you or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules:
o Must be received by the times listed in this prospectus' TRANSFERS section "Transfer Rules" on a day the New York Stock Exchange ("NYSE") is open; if later, the transaction will be processed the next day the NYSE is open.
o    Calls will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o    May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

         DELAY OF PAYMENTS

         We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

         BENEFICIARY

         You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

         If there are joint Owners, the surviving joint Owner will be deemed the beneficiary, and the beneficiary named in the Policy application or subsequently changed will be deemed the contingent beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent beneficiary.

         If the beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner.

         If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

         MINOR OWNER OR BENEFICIARY

         A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. Contrary to common belief, in most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

         POLICY CHANGES

         Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Center and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this Prospectus' first two pages and last page.

Form 6151 NLVA                        -15-

         POLICY TERMINATION

         We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy. See this prospectus' POLICY DISTRIBUTIONS: Withdrawals section for more information.

         If you have paid no premiums during the previous 36-month period, we have the right to pay you the total value of your Policy in a lump sum and cancel the Policy if (i) the Cash Surrender Value is less than $1,000 (does not apply to IRAs), or (ii) the paid-up lifetime income annuity benefit at maturity, based on an accumulation of the Policy value to maturity, would be less than $20 per month.

POLICY DISTRIBUTIONS
--------------------------------------------------------------------------------
         There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Date. Tax penalties may apply to amounts taken out of your Policy before the Annuity Date. Your Policy also provides a death benefit that may be paid upon your death prior to the Annuity Date. All or part of a death benefit may be taxable.

         WITHDRAWALS

         You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Annuity Date. Following a full surrender of the Policy, or at any time the Policy value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

Withdrawals may be subject to:
       -   Income Tax
       -   Penalty Tax

         Withdrawal Rules
          o Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through 28th day of the month.
          o    Minimum withdrawal is $250.
          o We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy.
          o Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount. If you do not specify which investment option(s) from which to take the withdrawal, it will be taken from each investment option in the proportion that the Policy value in each investment option bears to the total Policy value.
          o The amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid, a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Separate Account.
          o Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

         ALIC and the Separate Account may allow facsimile request forms and signatures to be used for the purpose of a "Written Notice" authorizing withdrawals from your Policy. You may complete and execute a withdrawal form and send it to our Service Center fax number, 402-467-7335. We may offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

o        Systematic Withdrawal Plan
         The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Policy value from a specified investment option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the Annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax advisor before requesting this plan.

Form 6151 NLVA                        -16-

         DEATH BENEFITS

A death benefit is payable upon:
       -    Your Policy being in force;
       -    Receipt of Due Proof of Death of the first Owner to die;
       -    Election of an annuity income option; and
       - Proof that the Owner died before any annuity payments begin. "Due Proof of Death" is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.

o        Death Benefit Upon Owner's Death
         We will pay the death benefit after we receive Due Proof of Death of an Owner's death or as soon thereafter as we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death. If the beneficiary does not make an annuity income option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the beneficiary.

         Until we receive Due Proof of Death and instructions, in the proper form, from your beneficiaries, your Policy will remain allocated to the Subaccounts you chose, so the amount of the death benefit will reflect the investment performance of those subaccounts during this period. If your Policy has multiple beneficiaries, we will calculate and pay each beneficiary's share of the death benefit proceeds when we receive Due Proof of Death and instructions, in proper form, from that beneficiary. The death benefit proceeds still remaining to be paid to other beneficiaries will remain allocated to and continue to fluctuate with the investment performance of the Subaccounts you chose, until each beneficiary has provided us instructions in the proper form.

         If an Owner of the Policy is a corporation, trust or other non-individual, we treat the primary Annuitant as an Owner for purposes of the death benefit. The "primary Annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. A change in the primary Annuitant will be treated as the death of an Owner.

         If the Annuitant is an Owner or joint Owner, the Annuitant's death is treated as the Owner's death.

         If the Annuitant is not an Owner and the Annuitant dies before the Annuity Date, the Owner may name a new Annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.

         If your spouse is the Policy beneficiary, Annuitant, or a joint Owner, special tax rules apply. See the IRS Required Distribution Upon Death of Owner section below.

         We will deduct any applicable premium tax not previously deducted from the death benefit payable.

o        Standard Death Benefit
         Upon any Owner's death before the Annuity Date, the Policy will end, and we will pay a death benefit to your beneficiary.

         The death benefit equals the larger of:
          - your Policy value on the later of the date we receive Due Proof of Death or an annuity payout option is elected less any charge for applicable premium taxes; or
          -    adjusted guaranteed death benefit premiums.

         For policies issued on or after June 1, 2006, if death occurs after age 69, the death benefit is equal to your Policy value on the later of the date we receive Due Proof of Death or an annuity payout option is elected less any charge for applicable premium taxes.

         We define adjusted guaranteed death benefit premiums as total premiums paid into the policy less an adjustment for each withdrawal. If you have not taken any withdrawals from the policy, the adjusted guaranteed death benefit premiums is equal to the total premiums paid into the policy. To calculate the adjustment amount for the first withdrawal made under the policy, we determine the percentage by which the withdrawal reduces the policy value. For example, a $10,000 withdrawal from a policy with a $100,000 value is a 10% reduction in policy value. This percentage is calculated by dividing the amount of the withdrawal by the policy value immediately prior to taking that withdrawal. The resulting percentage is multiplied by the total premiums paid into the policy immediately prior to the withdrawal and then subtracted from the total premiums paid into the policy immediately prior to the withdrawal. The resulting amount is the adjusted guaranteed death benefit premiums.

         To arrive at the adjusted guaranteed death benefit premiums for subsequent withdrawals, we determine the percentage by which the policy value is reduced by taking the amount of the withdrawal in relation to the policy value immediately prior to taking the withdrawal. We then multiply the adjusted guaranteed death benefit premiums as determined immediately prior to the withdrawal by this percentage. We subtract that result from the adjusted guaranteed death benefit premiums determined immediately prior to the withdrawal to arrive at the subsequent guaranteed death benefit premiums.

Form 6151 NLVA                        -17-

         Upon any Owner's death on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

         In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

IRS Required Distribution Upon Death of Owner
         Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Date, then the entire value of your Policy must be distributed within 5 years of your death. The 5-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual beneficiary; and (b) will be paid over the lifetime or the life expectancy of that beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. A more detailed description of these rules and other required distribution rules applicable to tax-qualified Policies is included in Appendix B of this prospectus.

o        Tables Illustrating Benefits Upon Death
         The following tables illustrate benefits payable, if any, upon death of a party to the Policy for most, but not necessarily all, situations. The terms of any Policy rider or qualified plan funded by the Policy may change this information. Please consult your own legal and tax advisor for advice. You may contact us for more information.

                                      If death occurs before the Annuity Date:
If the deceased is...  and...             and...                    then the...
--------------------- ------------------- ------------------------- ------------------------------------------------
any Policy Owner      - - -               - - -                     Policy beneficiary receives the death benefit.
--------------------- ------------------- ------------------------- ------------------------------------------------
any Policy Owner      There is no         the beneficiary is the    surviving spouse may elect to become the
                      surviving joint     Policy Owner's surviving  Policy Owner and continue the Policy, or may
                      Policy Owner who is spouse, unless the spouse have the Policy end and receive the death
                      the deceased        is the surviving joint    benefit.
                      Owner's spouse      Policy Owner
--------------------- ------------------- ------------------------- ------------------------------------------------
the Annuitant         a Policy Owner is   there is no named         the Policy continues with the Policy Owner as
                      living              contingent or joint       the Policy Annuitant unless the Owner names a
                                          Annuitant                 new Annuitant.
--------------------- ------------------- ------------------------- ------------------------------------------------
the Annuitant         the Policy Owner    - - -                     the Annuitant's death is treated as a Policy
                      is a non-person                               Owner's death.
--------------------- ------------------- ------------------------- ------------------------------------------------
the Annuitant         a Policy Owner is   the contingent or joint   contingent Annuitant becomes the Annuitant,
                      living              Annuitant is living       and the Policy continues.
--------------------- ------------------- ------------------------- ------------------------------------------------

                                      If death occurs on or after the Annuity Date:
If the deceased is...  and...             then the...
--------------------- ------------------- -------------------------------------------------------------------------
--------------------- ------------------- --------------------------------------------------------------------------
any Policy Owner      there is a living   surviving Policy Owner remains as Owner for purposes of distributing any
                      joint Owner, and    remaining Policy proceeds pursuant to the annuity income option then in
                      the Annuitant is    effect.  If the annuity benefit payee was the deceased Policy Owner, the
                      living              surviving Owner receives the proceeds.  If the payee is other than the deceased Owner, proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
--------------------- ------------------- --------------------------------------------------------------------------
any Policy Owner      there is no         Policy beneficiary becomes the Policy Owner for purposes of distributing
                      surviving joint     any remaining Policy proceeds pursuant to the annuity income option then
                      Owner, and          in effect.  If the annuity benefit payee was the Owner, then the Policy
                      the Annuitant is    beneficiary receives the proceeds.  If the payee is other than the
                      living              Owner, proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
--------------------- ------------------- --------------------------------------------------------------------------
any Annuitant         any Policy Owner    Policy Owner (or other named payee) receives distribution of any
                      is living           remaining Policy proceeds pursuant to the annuity income option then in effect.
--------------------- ------------------- --------------------------------------------------------------------------
the Annuitant         the Annuitant is    Policy beneficiary becomes the Policy Owner for purposes of distributing
                      also the Policy     any remaining Policy proceeds pursuant to the annuity income option then
                      Owner               in effect.  If the annuity benefit payee was the Owner, then the Policy beneficiary receives the proceeds.  If the payee is other than the
                                          Owner, proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
--------------------- ------------------- --------------------------------------------------------------------------

Form 6151 NLVA                        -18-

         ANNUITY INCOME BENEFITS

         A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) you name. You will receive the annuity benefits unless you designate another payee(s). The level of annuity payments is determined by your Policy value, the Annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Policy Cash Surrender Value may be placed under one or more annuity income options.

Annuity payments:
- require investments to be allocated to our general account, so are not variable.
-   may be taxable and, if premature, subject to a tax penalty.

         Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Owner.

         Payments under the annuity income options are fixed annuity payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 1.5% on an annual basis. We have sole discretion whether or not to pay a higher interest rate for all annuity income options. Current annuity income option amounts for all options are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts for all annuity income options are based on the interest rate described above. Guaranteed amounts for options 4 and 5 (see below) are also based on the A2000 Valuation Mortality Table, projected 20 years. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

o        When Annuity Income Payments Begin
         You select the Annuity Date by completing an election form that you can request from us at any time. This date may not be any earlier than the fifth Policy Anniversary. If you do not specify a date, the Annuity Date will be the later of the Policy Anniversary nearest the Annuitant's 85th birthday or the fifth Policy Anniversary. Tax-qualified Policies may require an earlier Annuity Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.

o        Selecting an Annuity Income Option
         You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin. If no selection is made by then, we will apply the Policy Cash Surrender Value to make annuity payments under annuity income option 4 providing lifetime income payments.

The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment.

         If you die before the Annuity Date (and the Policy is in force), your beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

o        Annuity Income Options
         Once fixed annuity payments under an annuity income option begin, they cannot be changed. (We may allow the Annuitant or Beneficiary to transfer amounts applied under options 1, 2 or 3 to option 4, 5 or 6 after the Annuity Date. However, we reserve the right to discontinue this practice.) When the Owner dies, we will pay any unpaid guaranteed payments to your beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

         Note: Unless you elect an annuity income option with a guaranteed period or option 1, it is possible that only one annuity payment would be made under the annuity payout option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant died before the due date of the third annuity payment, etc. This would not happen if you elect an annuity option guaranteeing either the amount or duration of payments, or just paying interest (options 1, 2, or 3).

         Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

Form 6151 NLVA                        -19-

         We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

         The annuity income options are:

(1) Interest Payment. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

(2) Designated Amount Annuity. Proceeds are paid in monthly installments of a specified amount over at least a 5-year period until proceeds, with interest, have been fully paid.

(3) Designated Period Annuity. Proceeds are paid in monthly installments for the specified period chosen. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

(4) Lifetime Income Annuity. Proceeds are paid as monthly income during the Annuitant's life. Variations provide for guaranteed payments for a period of time.

(5) Joint and Last Survivor Lifetime Income Annuity. Proceeds are paid as monthly income during the joint Annuitants' lives and until the last of them dies.

(6)  Lump Sum. Proceeds are paid in one sum.


FEDERAL INCOME TAX MATTERS
--------------------------------------------------------------------------------
         This discussion of how federal income tax laws may affect investment in your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). It is NOT intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

         Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities in general and Code Section 817 provides rules regarding the tax treatment of variable annuities. Other Code sections may also impact taxation of your variable annuity investment and/or earnings.

o        Tax Deferrals During Accumulation Period
         An important feature of variable annuities is tax-deferred treatment of earnings during the accumulation phase. An individual owner is not taxed on increases in the value of a Policy until a withdrawal occurs, either in the form of a non-periodic payment or as annuity payments under the settlement option selected.

o        Taxation of Withdrawals
         Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. Accordingly, withdrawals are treated as coming first from the earnings, then, only after the income portion is exhausted, as coming from principal.

         If you make a withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty may apply. However, the penalty does not apply to distributions:
     o    after the taxpayer reaches age 59 1/2;
     o    upon the death of the owner;
     o    if the taxpayer is defined as totally disabled;
     o as periodic withdrawals that are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the beneficiary;
     o    under an immediate annuity; or
     o    under certain other limited circumstances.

o        Taxation of Annuity Payments
         Earnings from a variable annuity are taxable only upon withdrawal and are treated as ordinary income. Generally, the Code provides for the return of your investment in an annuity policy in equal tax-free amounts over the annuity payout period. Fixed annuity payment amounts may be excluded from taxable income based on the ratio of the investment in the Policy to the total expected value of annuity payments. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Policy by the total number of expected payments. The balance of each payment is taxable income. After you recover your investment in the Policy, any payment you receive is fully taxable. (If a variable payment is less than the excludable amount you should contact your tax adviser to determine how to report any investment not recovered.) The taxable portion of any annuity payment is taxed at ordinary income tax rates.

Form 6151 NLVA                        -20-

o        Taxation of Death Proceeds
         A death benefit paid under the Policy may be taxable income to the beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your estate, even if all or a portion of the benefit is subject to federal income taxes. To be treated as an annuity, a Policy must provide that:
(1) if an Owner dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Policy is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the Owner dies before the annuity starting date, the entire interest must be distributed within five years of death. If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal. If the beneficiary is the surviving spouse of the owner it is possible to continue deferring taxes on the accrued and future income of the Policy until payments are made to the surviving spouse.

o        Tax Treatment of Assignments and Transfers
         An assignment or pledge of an annuity Policy is treated as a withdrawal. Also, the Code (particularly for tax-qualified plans) and ERISA in some circumstances prohibit such transactions, subjecting them to income tax penalties and additional excise tax. Therefore, you should consult a competent tax adviser if you wish to assign or pledge your Policy.

o        Tax Treatments by Type of Owner
         A Policy held by an entity other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes unless annuity payments start within a year. The income on such a Policy is taxable in the year received or accrued by the owner. However, this rule does not apply if the entity as owner is acting as an agent for an individual or is an estate that acquired the Policy as a result of the death of the decedent. Nor does it apply if the Policy is held by certain qualified plans, is held pursuant to a qualified funding trust (structured settlement plan), or if an employer purchased the Policy under a terminated qualified plan. You should consult your tax adviser before purchasing a Policy to be owned by a non-natural person.

o        Annuity Used to Fund Qualified Plan
         The Policy is designed for use with various qualified plans including:

     o    Individual Retirement Annuities (IRAs), Code Section 408(b);
     o    Simplified Employee Pension (SEP IRA), Code Section 408(k);
     o Savings Incentive Match Plans for Employees (SIMPLE IRA), Code Section 408(p); and
     o    Roth IRAs, Code Section 408A.

         The Policy will not provide additional tax deferral benefits if it is used to fund a qualified plan. However, Policy features and benefits other than tax deferral may make it an appropriate investment for a qualified plan. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances. Each purchaser should obtain advice from a competent tax adviser prior to purchasing a Policy issued under a qualified plan.

         The Company reserves the right to limit the availability of the Policy for use with any of the plans listed above or to modify the Policy to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Policy.

o        Tax Impact on Account Value
         Certain Policy credits are treated as taxable "earnings" and not "investments" for tax purposes. Taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts).

Form 6151 NLVA                        -21-

MISCELLANEOUS

         ABOUT OUR COMPANY

         Ameritas Life Insurance Corp. ("Ameritas") issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Nebraska - Nebraska's first insurance company - in business since 1887. We are engaged in the business of issuing individual life insurance and annuities, group dental, eye care and hearing care insurance, retirement plans and 401(k) plans throughout the United States, except in the State of New York. We are wholly owned by Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company. AHC is wholly owned by UNIFI Mutual Holding Company ("UNIFI"), a Nebraska mutual insurance holding company. Our address is 5900 "O" Street, Lincoln, Nebraska, 68510. (See the TABLE OF CONTENTS page of this prospectus, or the cover page or last page for information on how to contact us.)

         Ameritas relies on the exemption provided by Rule 12h-7 to file reports under the Securities Exchange Act of 1934.

         DISTRIBUTION OF THE POLICIES

         Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510, a majority-owned subsidiary of Ameritas is the principal underwriter of the Policies. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and will also be licensed as insurance agents to sell variable insurance products. AIC is a federally registered broker-dealer and member of the Financial Industry Regulatory Authority ("FINRA"). There is no premium load to cover sales and distribution expenses. All compensation or expense reimbursement received by AIC for serving as principal underwriter of the Policies will be paid by us from our other assets or surplus in our general account, which may include profits derived from mortality and expense risk charges and other charges made under the Policies. Policies can also be purchased from us through salaried employees who are registered representatives of AIC and who will not receive compensation related to the purchase.

         The Policies are also sold by individuals who are registered representatives of AIC or other broker-dealers. In these situations, we may pay AIC at a rate of up to 0.05% of all premium received, and other broker-dealers at a rate of up to 0.50% of premium plus an asset based administrative compensation of 0.10% (annualized) beginning in the second Policy Year.

         VOTING RIGHTS

         As required by law, we will vote the Subaccount shares in the underlying portfolios at regular and special shareholder meetings of the series funds pursuant to instructions received from persons having voting interests in the underlying portfolios. The underlying portfolios may not hold routine annual shareholder meetings. If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. It is possible that a small number of Policy owners can determine the outcome of a voting proposal.

         LEGAL PROCEEDINGS

         As of the date of this Prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

Form 6151 NLVA                        -22-

APPENDIX A:  Accumulation Unit Values

         The following table shows Accumulation Unit values ("AUVs") for the Subaccounts that fund obligations of Ameritas Life Insurance Corp. Separate Account LLVA (the "Registrant") under variable annuity Policies offered by this prospectus. Ameritas Advisor Select No Load Variable Annuity ("NLVA 6151") AUVs are shown as of the close of business each December 31, which marks the beginning and end of each fiscal period. The table also provides the number of Accumulation Units outstanding for each Subaccount variable investment option portfolio as of the end of the periods indicated for NLVA 6151. The financial statements for the Subaccounts of the Separate Account can be found in the Statement of Additional Information. (See the cover and back page to learn how to get a copy of the Statement of Additional Information.)

------------------------------------------------- --------- ------------------ ------------------ -------------------
                                                                                  NLVA 6151          Number (#) of
  Subaccount (date Subaccount was added to the                                    AUV ($) at       Accumulation Units
                    Policy)                                   Value ($) at        End of Year       At End of Year
                                                    Year        Inception        (December 31)      (December 31)
------------------------------------------------- --------- ------------------ ------------------ -------------------
CLASSIC PROFUNDS VP
------------------------------------------------- --------- ------------------ ------------------ -------------------
Bull  (4-13-2005)                                   2005                26.72             28.221              19,017
                                                    2006                                  31.789              45,737
                                                    2007                                  32.622              21,372
                                                    2008                                  20.152              58,506
                                                    2009                                  24.833              24,136
------------------------------------------------- --------- ------------------ ------------------ -------------------
Small-Cap  (4-13-2005)                              2005                33.09             36.779              11,363
                                                    2006                                  41.829               8,293
                                                    2007                                  40.533                 264
                                                    2008                                  25.944                 349
                                                    2009                                  32.416               3,190
------------------------------------------------- --------- ------------------ ------------------ -------------------
NASDAQ-100  (4-13-2005)                             2005                14.78             14.984              40,009
                                                    2006                                  15.662              61,857
                                                    2007                                  18.256              15,006
                                                    2008                                  10.407                 140
                                                    2009                                  15.676              10,211
------------------------------------------------- --------- ------------------ ------------------ -------------------
Mid-Cap Value  (4-13-2005)                          2005                33.88             34.645              14,013
                                                    2006                                  38.559               6,505
                                                    2007                                  38.583                 866
                                                    2008                                  24.358               2,648
                                                    2009                                  31.593                 337
------------------------------------------------- --------- ------------------ ------------------ -------------------
Small-Cap Value  (4-13-2005)                        2005                31.93             32.800              13,386
                                                    2006                                  38.173               2,435
                                                    2007                                  35.098                 886
                                                    2008                                  24.110                 723
                                                    2009                                  28.776                  38
------------------------------------------------- --------- ------------------ ------------------ -------------------
Europe 30  (4-13-2005)                              2005                27.52             27.896                 207
                                                    2006                                  32.488              30,515
                                                    2007                                  36.890              33,583
                                                    2008                                  20.471               1,345
                                                    2009                                  26.841                 837
------------------------------------------------- --------- ------------------ ------------------ -------------------
Dow 30  (5-1-2006)                                  2006                30.00             34.158              20,527
                                                    2007                                  38.231               7,922
                                                    2008                                  23.811               1,765
                                                    2009                                  24.274               7,198
---------------------------------------------------------------------------------------------------------------------
ULTRA PROFUNDS VP
------------------------------------------------- --------- ------------------ ------------------ -------------------
UltraBull  (4-13-2005)                              2005                21.27             20.619                  98
                                                    2006                                  25.147               5,976
                                                    2007                                  25.134              71,811
                                                    2008                                   8.121              11,026
                                                    2009                                  11.639              10,467
------------------------------------------------- --------- ------------------ ------------------ -------------------
UltraMid-Cap  (4-13-2005)                           2005                33.39             37.858                 154
                                                    2006                                  41.512                  44
                                                    2007                                  43.596                 141
                                                    2008                                  14.053               1,689
                                                    2009                                  23.089               3,548
------------------------------------------------- --------- ------------------ ------------------ -------------------
UltraSmall-Cap  (4-13-2005)                         2005                25.88             30.635                 658
                                                    2006                                  38.256               1,278
                                                    2007                                  32.917               7,657
                                                    2008                                  11.031               8,165
                                                    2009                                  15.327               9,680
------------------------------------------------- --------- ------------------ ------------------ -------------------
UltraNASDAQ-100  (4-13-2005)                        2005                 2.46              2.956             110,287
                                                    2006                                  43.695               2,034
                                                    2007                                  55.637              13,543
                                                    2008                                   7.289              25,438
                                                    2009                                  15.845               7,717
------------------------------------------------- --------- ------------------ ------------------ -------------------

Form 6151 NLVA                       -A:1-              Accumulation Unit Values

------------------------------------------------- --------- ------------------ ------------------ -------------------
                                                                                   NLVA 6151         Number (#) of
  Subaccount (date Subaccount was added to the                                     AUV ($) at     Accumulation Units
                    Policy)                                   Value ($) at        End of Year       At End of Year
                                                    Year        Inception        (December 31)      (December 31)
---------------------------------------------------------------------------------------------------------------------
INVERSE PROFUNDS VP
------------------------------------------------- --------- ------------------ ------------------ -------------------
Bear  (4-13-2005)                                   2005                29.55             28.103              59,086
                                                    2006                                  25.771               5,920
                                                    2007                                  25.840                 820
                                                    2008                                  34.416               2,889
                                                    2009                                  24,603              43,244
------------------------------------------------- --------- ------------------ ------------------ -------------------
Short Small-Cap  (4-13-2005)                        2005                18.40             16.620                   0
                                                    2006                                  14.566               5,273
                                                    2007                                  15.185              20,065
                                                    2008                                  17.720                   0
                                                    2009                                  11.897               7,257
------------------------------------------------- --------- ------------------ ------------------ -------------------
Short NASDAQ-100  (4-13-2005)                       2005                20.44             18.481              17,318
                                                    2006                                  18.066               7,955
                                                    2007                                  16.022              10,417
                                                    2008                                  23.526              20,272
                                                    2009                                  13.835              15,723
------------------------------------------------- --------- ------------------ ------------------ -------------------
Short Dow 30  (5-1-2006)                            2006                30.00             28.064                 219
                                                    2007                                  27.357                  93
                                                    2008                                  31.840                   0
                                                    2009                                  23.578                 577
------------------------------------------------- --------- ------------------ ------------------ -------------------
SECTOR PROFUNDS VP
------------------------------------------------- --------- ------------------ ------------------ -------------------
Oil & Gas  (4-13-2005)                              2005                41.54             47.888                 646
                                                    2006                                  57.251               7,065
                                                    2007                                  75.162               5,476
                                                    2008                                  46.965               5,038
                                                    2009                                  53.760               5,413
------------------------------------------------- --------- ------------------ ------------------ -------------------
Precious Metals  (4-13-2005)                        2005                29.62             41.116                 695
                                                    2006                                  43.749              10,039
                                                    2007                                  53.094              30,790
                                                    2008                                  36.433              13,938
                                                    2009                                  48.863              24,551
------------------------------------------------- --------- ------------------ ------------------ -------------------
Real Estate  (4-13-2005)                            2005                46.95             53.379                  31
                                                    2006                                  70.088               5,846
                                                    2007                                  55.835               3,043
                                                    2008                                  32.505                 236
                                                    2009                                  41.200                 277
---------------------------------------------------------------------------------------------------------------------
NON-EQUITY PROFUNDS VP
------------------------------------------------- --------- ------------------ ------------------ -------------------
U.S. Government Plus  (4-13-2005)                   2005                31.64             32.744               8,112
                                                    2006                                  30.977               4,786
                                                    2007                                  33.803              28,719
                                                    2008                                  50.160                 933
                                                    2009                                  33.495               4,849
------------------------------------------------- --------- ------------------ ------------------ -------------------
Rising Rates Opportunity  (4-13-2005)               2005                19.99             19.097             113,830
                                                    2006                                  20.848               8,742
                                                    2007                                  18.479                 965
                                                    2008                                  10.870                   0
                                                    2009                                  14.255               1,617
---------------------------------------------------------------------------------------------------------------------
ACCESS VP HIGH YIELD FUNDSM
------------------------------------------------- --------- ------------------ ------------------ -------------------
Access VP High Yield FundSM  (5-02-2005)            2005                30.00             30.940                   0
                                                    2006                                  31.743               1,284
                                                    2007                                  28.916                 851
                                                    2008                                  27.046                 783
                                                    2009                                  27.923                 803
---------------------------------------------------------------------------------------------------------------------
PROFUND VP MONEY MARKET
------------------------------------------------- --------- ------------------ ------------------ -------------------
Profound VP Money Market  (4-13-2005)               2005                 1.00              1.007           4,935,612
                                                    2006                                   1.036          15,408,022
                                                    2007                                   1.065          10,708,522
                                                    2008                                   1.064           9,449,745
                                                    2009                                   1.055           6,142,228
------------------------------------------------- --------- ------------------ ------------------ -------------------

Form 6151 NLVA                       -A:2-              Accumulation Unit Values

APPENDIX B:  Tax-Qualified Plan Disclosures

-------------------------------------------- -----------------------------------
DISCLOSURE SUMMARY                           For annuity policies issued as a:
                                                 |   Regular IRA
AMERITAS LIFE INSURANCE CORP.                    |   SEP IRA
                                                 |   SIMPLE IRA
                                                 |   Roth IRA
-------------------------------------------- -----------------------------------

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement. This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA). The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or other licensed tax expert to learn how the applicable tax laws apply to your situation. This Disclosure Summary is NOT intended as, nor does it constitute, legal or tax advice. For further information about IRAs, contact any district office of the IRS, or consult IRS Publication 590: Individual Retirement Arrangements.

If you have any questions about your Policy, please contact us at the address and telephone number shown below.

YOUR RIGHT TO CANCEL
--------------------

You may cancel your IRA within seven days after the date you receive this disclosure statement. To revoke your plan and receive a refund for the amount paid for your IRA, you must send a signed and dated Written Notice to cancel your Policy no later than the seventh day after issuance to us at: Ameritas Life Insurance Corp., P.O. BOX 81889, Lincoln NE 68501, Telephone 1-800-255-9678.

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After seven days following receipt of this Disclosure Statement, you cannot cancel.

PROVISIONS OF IRA LAW
---------------------
This disclosure is applicable when our variable annuity policy is used for a Regular IRA, Spousal IRA, Rollover IRA, or a Roth IRA. Additionally, this disclosure provides basic information for when our variable annuity policy is used for a Simplified Employee Pension (SEP)-IRA, or Savings Incentive Match Plan for Employees (SIMPLE)-IRA. A separate policy must be purchased for each individual under each arrangement/plan. While Internal Revenue Code ("IRC") provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.

REGULAR IRA
-----------
Eligibility
You are eligible to establish a Regular IRA if you are younger than age 70
1/2 and if, at any time during the year, you receive compensation or earned income that is includible in your gross income. Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income for any year before the year in which your spouse reaches age 70 1/2. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year.

Additionally, regardless of your age, you may transfer funds from another IRA or certain qualified plans to a "Rollover IRA", which is described below.

Annual Contribution Limits
You may make annual contributions to a Regular IRA of up to the Annual Contribution Limit ($5,000 in 2010), or 100% of your earned income (compensation), whichever is less. If you are age 50 or older, the Annual Contribution Limits are increased by $1,000, so long as your earned income (compensation) is greater than the Annual Contribution Limit. Beginning after 2009, the Annual Contribution Limits will be increased by the IRS to reflect inflation.

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate Regular IRA up to the lesser of the Annual Contribution Limit or 100% of your compensation or earned income. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA. The total contributions to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The combined limit on contributions to both Regular and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

Distributions from another IRA or certain other qualified plans may be "rolled over" into a Regular IRA and such rollover contributions are not limited by this annual maximum.

Ameritas Life Insurance Corp.        -B:1-         Tax-Qualified Plan Disclosure

Contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your tax return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

The amount of permissible contributions may or may not be tax-deductible depending on whether you are an active participant in an employer sponsored retirement plan and whether your adjusted gross income ("AGI") is above the phase-out level.

Deductibility of Contributions
Contributions made for the tax year are fully deductible if neither you nor your spouse (if married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k), or 403(b) plans, SEP plans, SIMPLE IRA, SIMPLE 401(k) plans, and certain governmental plans for any part of such year.

If you are an active participant in an employer sponsored retirement plan you may make deductible contributions if your Adjusted Gross Income (AGI) is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phaseout range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

Active participants with income above the phaseout range are not entitled to an IRA deduction. The phaseout limits as follows:
     Married Filing Jointly     Single/Head of Household
-----------------------------   ------------------------
Year          AGI                     AGI
----
2010     $89,000 - $ 109,000     $56,000 - $66,000

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $167,000; the deductible contribution for you is phased out between $167,000 and $177,000 of AGI.

Even if you will not be able to deduct the full amount of your Regular IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being non-deductible. The combined total must not exceed your Annual Contribution Limit. Any earnings on all your Regular
IRA contributions accumulate tax-free until you withdraw them.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Regular IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

     You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made.

     If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Distributions From Your Regular IRA During Your Life

You may take distributions from your Regular IRA at any time. However, there is a 10% premature distribution tax on the amount includible in your gross income if distributed prior to you attaining age 59 1/2, unless: (1) the distributions made to a beneficiary on or after the owner's death; (2) distribution is made because of your permanent disability; (3) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed the life expectancy of you and your designated beneficiary; (4) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (5) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) the distribution is made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) the distribution is made for the qualified first-time home buyer expenses (up to a lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse; or (8) distributions to satisfy a levy issued by the IRS; (9) as a qualified reservist and distribution. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty.

When you reach age 70 1/2 you must elect to receive Required Minimum Distributions (RMD) no later than April 1 following the year in which you reach age 70 1/2 whether or not you have retired (Required Beginning Date). There is a minimum amount which you must withdraw by the Required Beginning Date and by each December 31 thereafter. We can provide the RMD amount for you, if you request us to make the calculation. Your own tax or financial advisor may calculate the amount of your minimum distribution each year to make sure this requirement is met, coordinating it with other IRAs you may own. Failure to take the Required Minimum Distribution could result in an additional tax of 50% of the amount not taken.

Ameritas Life Insurance Corp.        -B:2-         Tax-Qualified Plan Disclosure

Distributions From Your Regular IRA After Your Death
If you die before all the funds in your Regular IRA have been distributed, the remaining funds will be distributed to your designated beneficiary as required below and as selected by such beneficiary.

If you die before the Required Beginning Date, your designated beneficiary must withdraw the funds remaining as follows: 1) distributed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs; or 2) distributed over the life or life expectancy of the named beneficiary and must begin on or before December 31 of the calendar year following the year of your death. However, if the named beneficiary is your spouse; payments may begin before December 31 of the calendar year in which you would have reached age 70 1/2. If you did not designate a proper beneficiary, the funds remaining shall be distributed within five years after your death.

If you die after the Required Beginning Date, your designated beneficiary must select to have the remaining amount of your Regular IRA distributed over the longer of 1) the beneficiary's life expectancy or 2) your remaining life expectancy beginning no later than December 31 of the calendar year following the year of your death. If you do not designate a proper beneficiary, your interest is distributed over your remaining life expectancy.

Your surviving spouse, if the sole beneficiary, may elect to treat your Regular IRA as his or her own Regular IRA.

Tax Consequences
Amounts paid to you or your beneficiary from your Regular IRA are taxable as ordinary income, except that you recover your nondeductible Regular IRA contributions tax-free. If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

Tax-Free Rollovers
Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another Regular IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457 plan, SEP plan or SIMPLE plan into a Regular IRA. Such an event is called a Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans. Rollover contributions are not subject to the contribution limits on Regular IRA contributions, but also are not tax deductible.

There are two ways to make a Rollover to your IRA:
1. Participant Rollovers are accomplished by contributing part or all of the eligible Rollover distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. Participant Rollover amounts are subject to a mandatory 20% federal income tax withholding. Regular IRA to Regular IRA Rollovers are limited to one per distributing plan per 12 month period. However, you may transfer Regular IRA assets to another Regular IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2-year period following the date you first participate in any SIMPLE Plan maintained by your employer.
2. Direct Rollovers are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are not considered to be eligible for Rollover and include:
a. distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more;
b. required minimum distributions made during or after the year you reach age 70 1/2;
c.   any hardship distributions made under the terms of the plan; and
d. amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed.

Under certain circumstances, you may roll over all or a portion of your eligible distribution from your Regular IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 (No Regular IRA Rollovers to Simple IRAs are allowed). However, you may not roll after-tax contributions from your Regular IRA to a 401(a), 401(k) plan, 403(b) plan, or governmental 457 plan.

For rules applicable to rollovers or transfers to Roth IRAs, see the paragraphs on Roth IRA, next page.

SEP IRA
-------

A SEP Plan allows self-employed people and small business owners to establish SEP IRAs for the business owner and eligible employees, if any. SEP IRAs have specific eligibility and contribution limits (as described in IRS Form 5305-SEP); otherwise SEP IRAs follow the same rules as Regular IRAs.

SIMPLE IRA
----------

SIMPLE IRAs operate in connection with a SIMPLE Plan maintained by an eligible employer. Each participating employee has a SIMPLE IRA to receive contributions under the plan. SIMPLE IRAs have specific eligibility, contribution, and tax-withdrawal penalties (as described in IRS Form 5304-SIMPLE); otherwise, SIMPLE IRAs follow the same rules as Regular IRAs.


Ameritas Life Insurance Corp.        -B:3-         Tax-Qualified Plan Disclosure

ROTH IRA
--------

Eligibility
You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, or alimony, and your (and your spouse's) AGI is within the limits described below. Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth
IRA), out of your compensation or earned income for any year. Unlike Regular IRAs, if eligible, you may contribute to a Roth IRA even after age 70 1/2.

Limit on Annual Contributions
You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below. The Annual Contribution Limit is $5,000 for 2010. If you are age 50 or older, the Annual Contribution Limits are increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. Beginning after 2009, the Annual Contribution Limits will be increased by the IRS to reflect increases in inflation.

If each spouse earns at least the Annual Contribution Limit, each of you may make the maximum contribution to your Roth IRA respectfully, subject to the limitations discussed below. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA. The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The Annual Contribution Limit is the maximum that can be contributed to all IRAs (Roth and Regular) by an individual in a year. The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your Regular IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) AGI. You may contribute the maximum contribution to your Roth IRA if you are single and your AGI is less than $105,000. Your ability to contribute to your Roth IRA is phased out at $120,000. You may contribute the maximum contribution to your Roth IRA if you are married filing jointly and your AGI is less than $167,000. Your ability to contribute to your Roth IRA is phased out at $177,000. Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return, must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

Deductibility of Contributions
Unlike a Regular IRA, contributions to your Roth IRA are not deductible.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:
o You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.
o If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Tax on Withdrawals From Your Roth IRA
You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free. Withdrawal of amounts considered earnings or growth will also be tax-free if the following qualified distribution requirements are met: the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59 1/2, due to your death or disability, or for qualified first-time homebuyer expenses.

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply. A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.

Required Payments From Your Roth IRA
Unlike a Regular IRA, while you are living, there are no distribution requirements for your Roth IRA.

After your death, if you have begun to receive distributions under an annuity option (not including an interest only option), the remaining Policy value will continue to be distributed to your designated beneficiary according to the terms of the elected options, provided that method satisfies IRC requirements.

If you die before your entire interest in the Policy is distributed, your entire interest in your Roth IRA generally must be distributed no later than the end of the fifth calendar year after your death occurs ("five-year payout rule"). Your designated beneficiary may elect to receive distributions over a period not longer than his or her life expectancy, if the election is made and distributions begin on or before the end of the year following the year of your death. Otherwise, the entire benefit must be paid under the five-year payout rule.

If the designated beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own.

Rollovers and Conversions
You may roll over any amount from an existing Roth IRA to another Roth IRA. Under certain circumstances, you may also convert an existing Regular IRA to a Roth IRA. You can roll over distributions from a Regular IRA to a Roth IRA if

Ameritas Life Insurance Corp.        -B:4-         Tax-Qualified Plan Disclosure
you convert such amounts within 60 days after distribution. Note that rollover contributions to a Roth IRA are included in taxable income and may result in additional tax. Conversions in 2010 can be included in taxable income ratably in 2011 and 2012. There may be additional income tax consequences upon a conversion. Consult your financial adviser to determine other considerations when converting a Regular IRA to a Roth IRA.

Recharacterization
You may correct an IRA conversion by recharacterizing your conversion. For example, you may have converted from a Regular IRA to a Roth IRA and decide later you do not want to make the conversion. You may accomplish a recharacterization by making a trustee-to-trustee transfer (including any net income attributable to the contribution) from the first IRA to the second IRA, on or before your tax return due date for reporting the contribution to the first IRA. Once the transfer is made, the election is irrevocable. Recharacterizing a contribution treats it as contributed to the second IRA on the same date as initially contributed to the first IRA. If you elect to recharacterize a contribution, you must report it on your Federal income tax return as made to the second IRA, instead of the first. Consult your tax adviser before recharacterizing a contribution.

GENERAL INFORMATION AND RESTRICTIONS FOR ALL IRAS
-------------------------------------------------

Lump Sum Distribution
If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions in a Regular IRA or to "qualified distributions" from a Roth IRA), and is not eligible for the special 5 or 10 year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans

Nontransferability
You may not transfer, assign or sell your IRA to anyone (except in the case of transfer incident to divorce).

Nonforfeitability
The value of your IRA belongs to you at all times, without risk of forfeiture.

Loans and Prohibited Transactions
If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your Regular IRA account, and the amount of earnings or gains in your Roth
IRA account, will be taxed as ordinary income in the year of the transaction. You may also have to pay the 10% penalty tax. For example, IRAs do not permit loans. You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA and be treated as a distribution. It would be includable in your taxable income in the year of violation and subject to the 10% penalty tax on premature distributions. A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

Financial Disclosure
Contributions to your IRA will be invested in a variable annuity policy. The variable annuity policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to this prospectus.

STATUS OF OUR IRA PLAN
----------------------

We may, but are not obligated to, seek IRS approval of your Regular IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the Regular IRA or Roth IRA.

Ameritas Life Insurance Corp.        -B:5-         Tax-Qualified Plan Disclosure

                                    THANK YOU
for reviewing this Prospectus. You should also review the series fund prospectuses for those Subaccount variable investment option underlying portfolios you wish to select.

                             IF YOU HAVE QUESTIONS,

 for marketing assistance or other product questions prior to issue, call us at:
                          Ameritas Life Insurance Corp.
                            Telephone: 1-800-255-9678

                   for all other matters, write or call us at:
                          Ameritas Life Insurance Corp.
                                 P.O. BOX 81889
                                Lincoln NE 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-255-9678
                               Fax: 1-402-467-7335
                         Interfund Transfer Request Fax:
                                 1-402-467-7923
                           e-mail: direct@ameritas.com


                           REMEMBER, THE CORRECT FORM
is important for us to accurately process your Policy elections and changes. Many can be found on the on-line services section of our website. Or, call us at our toll-free number and we will send you the form you need.

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

       A Statement of Additional Information dated May 1, 2010, contains other information about the Separate Account and Ameritas plus contains more details concerning the disclosures of this prospectus.

       For a free copy, access it on the SEC's website (www.sec.gov, select "Search for Company Filings," select "file number," then type in ("333-122109"), or write or call us. Here is the Table of Contents for the Statement of Additional Information:

                                             Begin on
                                              Page
------------------------------------------ -----------

General Information and History                1
Services

------------------------------------------ -----------

Purchase of Securities Being Offered           2
Underwriters
Calculation of Performance
  Standardized Performance Reporting
  Non-Standardized Performance Reporting
  Yields

------------------------------------------ -----------

Other Information                              4
Service Marks and Copyright
Licensing Agreement
Financial Statements

------------------------------------------ -----------

(c) 2010 Ameritas Life Insurance Corp.

                      [Ameritas Life Insurance Corp. Logo]
                                 A UNIFI Company

Form 6151 NLVA                  Last Page             Registration No. 811-07661

Statement of Additional Information:  May 1, 2010
to accompany Policy Prospectus dated:  May 1, 2010

                                            [Ameritas Life Insurance Corp. Logo]
Ameritas Advisor Select
No Load Variable Annuity (sm)
Policy Form 6151

Flexible Premium Deferred Variable Annuity Policy
                             Ameritas Life Insurance Corp. Separate Account LLVA


         TABLE OF CONTENTS                        Page

General Information and History....................1
Services

Purchase of Securities Being Offered...............2
Underwriters
Calculation of Performance
    Standardized Performance Reporting
    Non-Standardized Performance Reporting
    Yields

Other Information..................................4
Service Marks and Copyright
Licensing Agreement
Financial Statements

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by e-mailing us through our website at www.ameritasdirect.com, or by calling us at 1-800-255-9678. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

GENERAL INFORMATION AND HISTORY

Ameritas Life Insurance Corp. Separate Account LLVA is a separate investment account of Ameritas Life Insurance Corp. ("we, us, our, Ameritas"). We are engaged in the business of issuring life insurance and annuities, group dental, eye care, and hearing care insurance, retirement plans and 401(k) plans throughout the United States (except in New York). We are a stock life insurance company organized under the insurance laws of the State of Nebraska in 1887. We are wholly owned by Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company. AHC is wholly owned by UNIFI Mutual Holding Company ("UNIFI"), a Nebraska mutual insurance holding company. "UNIFI Companies" is a marketing name for the subsidiaries of UNIFI. The UNIFI Companies are a diversified family of financial services businesses. For a complete list of the UNIFI Companies and their products and services, visit the UNIFI Companies' website at www.unificompanies.com. Each UNIFI company is solely responsible for its own financial condition and contractual obligations.

SERVICES

The balance sheets - statutory basis of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of UNIFI Mutual Holding Company, as of December 31, 2009 and 2008, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2009 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA as of December 31, 2009, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1601 Dodge Street, Suite 3100, Omaha, NE 68102.

Our financial statements are part of this SAI. They only bear on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Policy 6151 NLVA                SAI: 1       Statement of Additional Information

Affiliates of Ameritas provide administrative services to Ameritas relating to policies offered by its separate accounts, including Ameritas Life Insurance Corp. Separate Account LLVA (the "Registrant"). These services are provided under the UNIFI Companies' General Administrative Services Agreement dated January 1, 2006 (the "Agreement"). Under the terms of the Agreement, certain affiliates provided management, administrative, information technology, actuarial, and other services to Ameritas. The Agreement is not an agreement of or an expense to the Registrant. For the services provided to Ameritas relating to the Registrant and its variable annuities under the terms of the Agreement, Ameritas paid the following amounts to the listed affiliates in the last three years:

                                                --------------------------------
AFFILIATE*:                              YEAR:     2007       2008       2009
----------------------------------------------- ---------- ---------- ----------
The Union Central Life Insurance Company         $210,462   $149,944   $424,732
----------------------------------------------- ---------- ---------- ----------
Acacia Life Insurance Company                      $2,658     $8,031    $55,937
--------------------------------------------------------------------- ----------
*Each affiliate listed became a wholly-owned subsidiary of Ameritas in 2009.

All matters of state and federal law pertaining to the Policies have been reviewed by our internal legal staff.

                      PURCHASE OF SECURITIES BEING OFFERED

The Policy will be sold by licensed insurance agents in states where the Policies may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority.

                                  UNDERWRITERS

The Policy is offered continuously and is distributed by Ameritas Investment Corp ("AIC"), 5900 "0" Street, Lincoln, Nebraska 68510. We are the direct majority owner of AIC. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies.

                                                                       --------------- --------------- ---------------
                                                                YEAR:       2007            2008            2009
---------------------------------------------------------------------- --------------- --------------- ---------------
Variable annuity commission we paid to AIC that were paid to other         $62,507         $59,223        $49,209
broker-dealers and representatives (not kept by AIC).
---------------------------------------------------------------------- --------------- --------------- ---------------
Variable annuity commission earned and kept by AIC.                         None            None            None
---------------------------------------------------------------------- --------------- --------------- ---------------
Fees we paid to AIC for variable annuity Principal Underwriter              None            None          $52,781
services.
---------------------------------------------------------------------- --------------- --------------- ---------------

                           CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any Money Market Subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet website will be current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Policy 6151 NLVA                SAI: 2       Statement of Additional Information

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. An Owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

Standardized Performance Reporting
Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount at the beginning of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the current mortality and expense fee and the current annual Policy Fee. No deduction is made for premium taxes which may be assessed by certain states.

Non-Standardized Performance Reporting
We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered; (2) the Subaccounts have existed for periods other than those required to be presented; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

Yields
We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:
                           YIELD=2[(a - b +1)(6) - 1]
                                    -----
                                     cd

Where a=net investment income earned during the period by the portfolio company attributable to shares owned by the Subaccount, b=expenses accrued for the period (net of reimbursements), c=the average daily number of Accumulation Units outstanding during the period, and d=the maximum offering price per Accumulation Unit on the last day of the period. The yield reflects the base Policy mortality and expense risk fee and administrative expense charge. Net investment income will be determined according to rules established by the SEC. The yield assumes an average Policy size of $75,000.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

Any current yield quotations of a money market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven-day calendar period. A money market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). A money market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

Policy 6151 NLVA                SAI: 3       Statement of Additional Information

A money market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Policy owner's investment in a money market Subaccount nor that Subaccount's investment in the underlying money market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policy described in this Statement. Not all information set forth in the registration statement is addressed in the Policy prospectus or this Statement. Statements in the prospectus and this Statement are intended to be summaries. For a complete statement of the terms of the registration, refer to the documents we file with the SEC. They may be accessed on the SEC's website (www.sec.gov, select "Search for Company Filings," select "file number" then type in "333-122109") or you may review and copy it (for a fee) at the SEC's Public Reference Room in Washington D.C. (Call the SEC at 1-202-942-8090 for details and public hours.)

                           SERVICE MARKS AND COPYRIGHT

"Ameritas" and the bison symbol are registered service marks of Ameritas Life Insurance Corp. The Policy and Policy prospectus are copyrighted by Ameritas Life Insurance Corp.

                               LICENSING AGREEMENT

The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the Owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee ("Ameritas") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the product. S&P has no obligation to take the needs of the Licensee or the Owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                              FINANCIAL STATEMENTS

Our financial statements follow this page of this Statement. They bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Policy 6151 NLVA                SAI: 4       Statement of Additional Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Life Insurance Corp. Separate Account LLVA (the "Account") as of December 31, 2009 and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of each of the subaccounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at December 31, 2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Life Insurance Corp. Separate Account LLVA as of December 31, 2009, and the results of their operations for the period then ended and changes in their net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Omaha, Nebraska
March 18, 2010

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2009

ASSETS
INVESTMENTS AT FAIR VALUE:

     Calvert Variable Series, Inc. Calvert Portfolios (Calvert):
     -----------------------------------------------------------
        Social Balanced Portfolio (Balanced) -
            580,881.217 shares at $1.533 per share (cost $969,817)                                 $       890,491
        Social International Equity Portfolio (International Equity) -
            78,903.391 shares at $11.03 per share (cost $1,394,257)                                        870,304
        Social Mid Cap Growth Portfolio (Mid Cap) -
            23,740.157 shares at $25.07 per share (cost $669,630)                                          595,166
        Social Equity Portfolio (Social Equity) -
            43,141.779 shares at $16.51 per share (cost $779,643)                                          712,271
     Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas):
     -------------------------------------------------------------
        Ameritas MidCap Growth Portfolio (MidCap) -
            19,121.766 shares at $22.14 per share (cost $599,120)                                          423,356
        Ameritas Small Capitalization Portfolio (Small Cap) -
            12,734.375 shares at $31.76 per share (cost $441,995)                                          404,444
        Ameritas Core Strategies Portfolio (Core Strategies) -
            107,927.074 shares at $16.45 per share (cost $1,636,688)                                     1,775,400
     DWS Investments VIT Funds (Scudder):
     ------------------------------------
        DWS Small Cap Index VIP Portfolio, Class A (Small Cap) -
            13,166.464 shares at $9.90 per share (cost $152,937)                                           130,348
     DWS Variable Series II (Scudder):
     ---------------------------------
        DWS Dreman Small Mid Cap Value VIP Portfolio, Class A (Small Mid Value) -
            225,462.406 shares at $10.04 per share (cost $1,856,843)                                     2,263,643
        DWS Global Thematic VIP Portfolio, Class A (Thematic) -
            50,543.494 shares at $8.24 per share (cost $387,771)                                           416,478
     DWS Variable Series I (Scudder):
     --------------------------------
        DWS Health Care VIP Portfolio, Class A (HealthCare) -
            37,881.503 shares at $11.21 per share (cost $396,947)                                          424,652
     Fidelity Variable Insurance Products (Fidelity):
     ------------------------------------------------
        Fidelity VIP Overseas Portfolio, Initial Class (Overseas IC) -
            252,637.473 shares at $15.05 per share (cost $4,526,698)                                     3,802,194
        Fidelity VIP Investment Grade Bond Portfolio, Initial Class (Inv. Grade Bond IC) -
            877,894.088 shares at $12.48 per share (cost $10,735,674)                                   10,956,118
        Fidelity VIP Equity-Income Portfolio, Initial Class (Equity Income IC) -
            113,284.234 shares at $16.81 per share (cost $2,595,953)                                     1,904,308
        Fidelity VIP Growth Portfolio, Initial Class (Growth IC) -
            76,215.148 shares at $30.04 per share (cost $2,668,535)                                      2,289,503
        Fidelity VIP High Income Portfolio, Initial Class (High Income IC) -
            858,827.483 shares at $5.29 per share (cost $4,342,904)                                      4,543,197

The accompanying notes are an integral part of these financial statements.

                                      FS-2

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2009

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     Fidelity Variable Insurance Products (Fidelity), continued:
     -----------------------------------------------------------
        Fidelity VIP High Income Portfolio, Service Class (High Income SC) -
            127,973.567 shares at $5.26 per share (cost $602,940)                                  $       673,141
        Fidelity VIP Contrafund Portfolio, Initial Class (Contrafund IC) -
            697,146.289 shares at $20.62 per share (cost $18,167,190)                                   14,375,156
        Fidelity VIP Contrafund Portfolio, Service Class (Contrafund SC) -
            244,134.884 shares at $20.55 per share (cost $6,174,384)                                     5,016,972
        Fidelity VIP Mid Cap Portfolio, Initial Class (Mid Cap IC) -
            311,457.867 shares at $25.54 per share (cost $8,638,425)                                     7,954,634
        Fidelity VIP Mid Cap Portfolio, Service Class (Mid Cap SC) -
            43,845.871 shares at $25.41 per share (cost $1,297,890)                                      1,114,124
        Fidelity VIP Strategic Income Portfolio, Initial Class (Strategic) -
            128,922.792 shares at $11.11 per share (cost $1,368,221)                                     1,432,332
     AIM Variable Insurance Funds (AIM):
     -----------------------------------
        AIM V.I. Financial Services Fund Portfolio, Series I (Financial) -
            11,313.716 shares at $5.10 per share (cost $51,153)                                             57,700
        AIM V.I. Global Health Care Fund Portfolio, Series I (Health) -
            2,977.294 shares at $15.87 per share (cost $54,869)                                             47,250
        AIM V.I. Technology Fund Portfolio, Series I (Technology) -
            5,693.165 shares at $13.19 per share (cost $73,549)                                             75,093
        AIM V.I. International Growth Fund Portfolio, Series I (Intl. Growth) -
            17,980.493 shares at $26.01 per share (cost $412,798)                                          467,673
        AIM V.I. Leisure Fund Portfolio, Series I (Leisure) -
            5,576.421 shares at $6.55 per share (cost $35,816)                                              36,526
     Janus Aspen Series - Institutional Funds (Janus):
     -------------------------------------------------
        Janus Portfolio (Growth) -
            1,881.425 shares at $21.43 per share (cost $36,335)                                             40,319
     Neuberger Berman Advisers Management Trust (Neuberger Berman):
     --------------------------------------------------------------
        Neuberger Berman AMT Balanced Portfolio, Class I (Balanced) -
            41,944.457 shares at $9.00 per share (cost $414,816)                                           377,500
        Neuberger Berman AMT Growth Portfolio, Class I (Growth) -
            6,579.393 shares at $14.17 per share (cost $113,992)                                            93,230
        Neuberger Berman AMT Short Duration Bond Portfolio, Class I (Bond) -
            2,893.687 shares at $11.22 per share (cost $36,408)                                             32,467
        Neuberger Berman AMT Partners Portfolio, Class I (Partners) -
            150,663.657 shares at $9.81 per share (cost $1,830,406)                                      1,478,010
        Neuberger Berman AMT Regency Portfolio, Class I (Regency) -
            14,307.224 shares at $12.26 per share (cost $159,673)                                          175,407

The accompanying notes are an integral part of these financial statements.

                                      FS-3

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2009

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     Rydex Variable Trust (Rydex):
     -----------------------------
        Rydex Nova Fund Portfolio (Nova) -
            10,915.676 shares at $61.16 per share (cost $631,255)                                  $       667,603
        Rydex NASDAQ-100 Fund Portfolio (NASDAQ) -
            78,480.878 shares at $15.96 per share (cost $1,050,753)                                      1,252,555
        Rydex Precious Metals Fund Portfolio (Precious Metals) -
            455,985.838 shares at $13.79 per share (cost $5,885,579)                                     6,288,045
        Rydex Inverse S&P 500 Strategy Fund Portfolio (Inv. S&P 500) -
            21,760.907 shares at $42.34 per share (cost $956,084)                                          921,357
        Rydex Government Long Bond 1.2x Strategy Fund Portfolio (Gov. Long Bond) -
            132,473.600 shares at $6.59 per share (cost $1,319,047)                                        873,001
        Rydex Inverse NASDAQ-100 Strategy Fund Portfolio (Inverse NASDAQ) -
            12,205.153 shares at $15.00 per share (cost $209,715)                                          183,077
        Rydex Inverse Government Long Bond Strategy Fund Portfolio (Inv. Long Bond) -
            49,896.018 shares at $16.24 per share (cost $790,964)                                          810,311
        Rydex Russell 2000 1.5x Strategy Fund Portfolio (Russell) -
            30,163.609 shares at $22.09 per share (cost $642,868)                                          666,314
        Rydex All-Cap Opportunity Fund Portfolio (Sector Rotation) -
            93,721.222 shares at $11.51 per share (cost $1,193,232)                                      1,078,731
     Third Avenue Variable Series Trust (Third Avenue):
     --------------------------------------------------
        Third Avenue Value Portfolio (Value) -
            724,862.798 shares at $13.53 per share (cost $13,634,489)                                    9,807,394
     Vanguard Variable Insurance Fund (Vanguard):
     --------------------------------------------
        Vanguard Money Market Portfolio (Money Market) -
            38,281,300.810 shares at $1.00 per share (cost $38,281,301)                                 38,281,301
        Vanguard Equity Index Portfolio (Equity Index) -
            808,489.703 shares at $21.11 per share (cost $19,902,117)                                   17,067,218
        Vanguard Total Bond Market Index Portfolio (Total Bond) -
            2,216,546.397 shares at $11.77 per share (cost $24,890,487)                                 26,088,751
        Vanguard REIT Index Portfolio (REIT Index) -
            1,185,332.862 shares at $8.30 per share (cost $16,218,039)                                   9,838,263
        Vanguard Mid-Cap Index Portfolio (Mid-Cap) -
            981,006.830 shares at $12.02 per share (cost $15,534,185)                                   11,791,702
        Vanguard Total Stock Market Index Portfolio (Stock Market Index) -
            449,258.615 shares at $21.73 per share (cost $11,075,615)                                    9,762,390
        Vanguard Equity Income Portfolio (Equity Income) -
            715,614.126 shares at $13.26 per share (cost $11,759,250)                                    9,489,043

The accompanying notes are an integral part of these financial statements.

                                      FS-4

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2009

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     Vanguard Variable Insurance Fund (Vanguard), continued:
     -------------------------------------------------------
        Vanguard Growth Portfolio (Growth) -
            476,621.857 shares at $11.87 per share (cost $5,783,916)                               $     5,657,501
        Vanguard High Yield Bond Portfolio (High Yield Bond) -
            860,116.573 shares at $7.46 per share (cost $6,189,369)                                      6,416,470
        Vanguard Balanced Portfolio (Balanced) -
            579,905.265 shares at $17.35 per share (cost $10,469,794)                                   10,061,356
        Vanguard International Portfolio (International) -
            1,593,434.354 shares at $16.06 per share (cost $28,691,124)                                 25,590,556
        Vanguard Diversified Value Portfolio (Diversified) -
            1,443,579.357 shares at $11.55 per share (cost $18,654,176)                                 16,673,342
        Vanguard Small Company Growth Portfolio (Small Company Growth) -
            717,298.140 shares at $13.46 per share (cost $11,033,988) 9,654,833
     Wells Fargo Advantage Funds - Variable Trust (Wells Fargo):
     -----------------------------------------------------------
        Wells Fargo Advantage VT Discovery Fund Portfolio (Discovery) -
            15,978.685 shares at $15.70 per share (cost $264,086)                                          250,865
        Wells Fargo Advantage VT Opportunity Fund Portfolio (Opportunity) -
            30,799.804 shares at $15.01 per share (cost $589,735)                                          462,305
     Classic ProFunds VP (ProFunds):
     -------------------------------
        Bull Portfolio (Bull) -
            25,626.019 shares at $23.39 per share (cost $591,616)                                          599,393
        Europe 30 Portfolio (Europe) -
            1,066.411 shares at $21.06 per share (cost $23,052)                                             22,459
        Mid-Cap Value Portfolio (Mid-Cap) -
            491.128 shares at $21.66 per share (cost $11,855)                                               10,638
        NASDAQ-100 Portfolio (NASDAQ-100) -
            9,832.079 shares at $16.28 per share (cost $153,998)                                           160,066
        Small-Cap Portfolio (Small-Cap) -
            4,619.009 shares at $22.39 per share (cost $97,427)                                            103,420
        Small-Cap Value Portfolio (Small-Cap Value) -
            48.262 shares at $22.38 per share (cost $1,145)                                                  1,080
        Dow 30 Portfolio (Classic Dow) -
            7,189.831 shares at $24.30 per share (cost $174,753)                                           174,713
     Inverse ProFunds VP (ProFunds):
     -------------------------------
        Bear Portfolio (Bear) -
            42,935.431 shares at $24.78 per share (cost $1,113,950)                                      1,063,940
        Short NASDAQ-100 Portfolio (Short NASDAQ) -
            18,142.802 shares at $11.99 per share (cost $221,248)                                          217,532

The accompanying notes are an integral part of these financial statements.

                                      FS-5

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2009

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     Inverse ProFunds VP (ProFunds), continued:
     ------------------------------------------
        Short Small-Cap Portfolio (Short Small-Cap) -
            7,242.797 shares at $11.92 per share (cost $86,744)                                    $        86,334
        Short Dow 30 Portfolio (Short Dow) -
            1,727.715 shares at $7.87 per share (cost $13,450)                                              13,597
     Ultra ProFunds VP (ProFunds):
     -----------------------------
        UltraMid-Cap Portfolio (UltraMid) -
            4,462.386 shares at $18.36 per share (cost $81,840)                                             81,929
        UltraNASDAQ-100 Portfolio (UltraOTC) -
            7,594.496 shares at $16.10 per share (cost $120,053)                                           122,271
        UltraSmall-Cap Portfolio (UltraSmall) -
            13,636.814 shares at $10.88 per share (cost $140,580)                                          148,369
        UltraBull Portfolio (UltraBull) -
            12,677.092 shares at $9.61 per share (cost $120,916)                                           121,827
     Non-Equity ProFunds VP (ProFunds):
     ----------------------------------
        US Government Plus Portfolio (U.S. Gov. Plus) -
            9,084.477 shares at $17.88 per share (cost $177,986)                                           162,430
        Rising Rates Opportunity Portfolio (Opportunity) -
            1,613.034 shares at $14.29 per share (cost $21,445)                                             23,050
     Sector ProFunds VP (ProFunds):
     ------------------------------
        Oil & Gas Portfolio (Oil & Gas) -
            7,340.785 shares at $39.64 per share (cost $294,834)                                           290,989
        Precious Metals Portfolio (Precious Metals) -
            28,563.062 shares at $42.00 per share (cost $1,149,994)                                      1,199,649
        Real Estate Portfolio (Real Estate) -
            317.244 shares at $35.97 per share (cost $11,285)                                               11,411
     Access VP High Yield Fund (ProFunds):
     -------------------------------------
        Access VP High Yield Fund Portfolio (High Yield) -
            850.484 shares at $26.37 per share (cost $20,379)                                               22,427
     ProFunds VP Money Market (ProFunds):
     ------------------------------------
        ProFund VP Money Market Portfolio (Money Market) -
            6,479,869.520 shares at $1.00 per share (cost $6,479,870)                                    6,479,870
     PIMCO Variable Insurance Trust (Pimco):
     ---------------------------------------
        PIMCO CommodityRealReturn Strategy Portfolio,
           Administrative Class (Commodity) -
            965,938.722 shares at $8.60 per share (cost $10,123,584)                                     8,307,073
        PIMCO Total Return Portfolio, Administrative Class (Total Return) -
            630,910.142 shares at $10.82 per share (cost $6,848,383)                                     6,826,448

The accompanying notes are an integral part of these financial statements.

                                      FS-6

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2009

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     American Century Investments (American Century):
     ------------------------------------------------
        American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap) -
            31,518.469 shares at $12.12 per share (cost $347,007)                                  $       382,004
        American Century VP International Fund Portfolio, Class I (International) -
            132,134.676 shares at $7.73 per share (cost $1,067,634)                                      1,021,401
     Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
     --------------------------------------------------------------------------
        Templeton Global Bond Securities Fund Portfolio, Class 2 (Global Inc.) -
            336,939.218 shares at $17.33 per share (cost $5,661,476)                                     5,839,157
     MFS Variable Insurance Trust (MFS):
     -----------------------------------
        MFS VIT Utilities Series Portfolio, Initial Class (Utilities IC) -
            30,842.948 shares at $22.92 per share (cost $673,805)                                          706,920
        MFS VIT Research International Series Portfolio, Initial Class (Research) -
            270,824.724 shares at $11.40 per share (cost $2,615,228)                                     3,087,402
     Summit Mutual Funds, Inc., Summit Pinnacle Series (Summit):
     -----------------------------------------------------------
        Summit Natural Resources Portfolio (Natural Res) -
            32,901.261 shares at $47.61 per share (cost $1,444,997)                                      1,566,429
        Summit Zenith Portfolio (Zenith) -
            1,955.739 shares at $60.76 per share (cost $95,227)                                            118,831
        Summit S&P 500 Index Portfolio (S&P 500) -
            3,153.740 shares at $71.52 per share (cost $205,625)                                           225,555
     T. Rowe Price Equity Series, Inc. (T. Rowe):
     --------------------------------------------
        T. Rowe Price Blue Chip Growth Portfolio (Blue Chip) -
            646,915.885 shares at $9.64 per share (cost $5,626,436)                                      6,236,269
     The Universal Institutional Funds, Inc. (Morgan Stanley):
     ---------------------------------------------------------
        UIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
            373,503.550 shares at $13.01 per share (cost $4,387,726)                                     4,859,281
                                                                                                  ------------------

     NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                                $   335,777,855
                                                                                                  ==================

The accompanying notes are an integral part of these financial statements.

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Calvert
                                                                            ----------------------------------------

                                                                                 Balanced
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2009
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $        17,563
   Mortality and expense risk charge                                                  (4,009)
                                                                            ------------------
Net investment income(loss)                                                           13,554
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----
   Net realized gain(loss) on sale of fund shares                                    (81,895)
                                                                            ------------------
Net realized gain(loss)                                                              (81,895)
                                                                            ------------------

Change in unrealized appreciation/depreciation                                       223,194
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $       154,853
                                                                            ==================


                                                                                           Balanced
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                2009                  2008
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        13,554       $        20,211
   Net realized gain(loss)                                                           (81,895)              (20,528)
   Net change in unrealized appreciation/depreciation                                223,194              (292,091)
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   154,853              (292,408)
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                               103,943                23,629
   Subaccounts transfers (including fixed account), net                             (110,475)              (59,704)
   Transfers for policyowner benefits and terminations                                (4,186)              (55,031)
   Policyowner maintenance charges                                                      (356)                 (368)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                 (11,074)              (91,474)
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                               143,779              (383,882)
Net assets at beginning of period                                                    746,712             1,130,594
                                                                            ------------------    ------------------
Net assets at end of period                                                  $       890,491       $       746,712
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                      FS-8

                                                    Calvert
-------------------------------------------------------------------------------------------------------------------
   International
      Equity                                 Mid Cap                            Social Equity
 ------------------                    -------------------                    ------------------

        2009                                   2009                                  2009
 ------------------                    -------------------                    ------------------

  $         5,016                       $          ----                        $         2,555
           (4,285)                               (2,823)                                (3,406)
 ------------------                    -------------------                    ------------------
              731                                (2,823)                                  (851)
 ------------------                    -------------------                    ------------------


             ----                                  ----                                 33,704
          (86,515)                              (29,748)                               (13,497)
 ------------------                    -------------------                    ------------------
          (86,515)                              (29,748)                                20,207
 ------------------                    -------------------                    ------------------

          242,894                               174,062                                170,607
 ------------------                    -------------------                    ------------------


  $       157,110                       $       141,491                        $       189,963
 ==================                    ===================                    ==================


         International Equity                         Mid Cap                             Social Equity
-------------------------------------- -------------------------------------- --------------------------------------

       2009                2008               2009                2008               2009               2008
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

  $           731    $        18,586    $        (2,823)    $        (4,340)   $          (851)   $        (4,039)
          (86,515)          (142,647)           (29,748)              4,204             20,207              3,392
          242,894           (543,294)           174,062            (319,638)           170,607           (310,299)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          157,110           (667,355)           141,491            (319,774)           189,963           (310,946)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


            5,398             67,777               ----               2,544                746                550
          (14,866)           (17,668)           (52,424)           (111,063)           (24,666)            48,395
          (18,858)          (131,411)            (5,723)            (39,589)           (11,747)          (100,090)
             (324)              (353)              (220)               (257)              (122)              (124)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          (28,650)           (81,655)           (58,367)           (148,365)           (35,789)           (51,269)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          128,460           (749,010)            83,124            (468,139)           154,174           (362,215)
          741,844          1,490,854            512,042             980,181            558,097            920,312
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
  $       870,304    $       741,844    $       595,166     $       512,042    $       712,271    $       558,097
=================== ================== ================== =================== ================== ===================

                                      FS-9

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Ameritas
                                                                            ----------------------------------------

                                                                                  MidCap
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2009
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $          ----
   Mortality and expense risk charge                                                  (1,951)
                                                                            ------------------
Net investment income(loss)                                                           (1,951)
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----
   Net realized gain(loss) on sale of fund shares                                   (108,530)
                                                                            ------------------
Net realized gain(loss)                                                             (108,530)
                                                                            ------------------

Change in unrealized appreciation/depreciation                                       255,896
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $       145,415
                                                                            ==================


                                                                                            MidCap
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                2009                  2008
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        (1,951)      $        (2,893)
   Net realized gain(loss)                                                          (108,530)              (92,500)
   Net change in unrealized appreciation/depreciation                                255,896              (339,372)
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   145,415              (434,765)
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                 3,500                 2,916
   Subaccounts transfers (including fixed account), net                               76,123              (152,918)
   Transfers for policyowner benefits and terminations                               (92,163)             (107,317)
   Policyowner maintenance charges                                                      (149)                 (169)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                 (12,689)             (257,488)
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                               132,726              (692,253)
Net assets at beginning of period                                                    290,630               982,883
                                                                            ------------------    ------------------
Net assets at end of period                                                  $       423,356       $       290,630
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                     FS-10

                                  Ameritas                                                   Scudder
----------------------------------------------------------------------------- --------------------------------------
                                              Core
    Small Cap                              Strategies                             Small Cap
 ------------------                    -------------------                    ------------------

        2009                                   2009                                  2009
 ------------------                    -------------------                    ------------------

 $           250                        $        20,217                        $         1,687
          (2,540)                                (7,173)                                  (600)
 ------------------                    -------------------                    ------------------
          (2,290)                                13,044                                  1,087
 ------------------                    -------------------                    ------------------


            ----                                   ----                                  6,328
        (187,754)                               (32,185)                               (15,116)
 ------------------                    -------------------                    ------------------
        (187,754)                               (32,185)                                (8,788)
 ------------------                    -------------------                    ------------------

         281,385                                516,012                                 34,798
 ------------------                    -------------------                    ------------------


 $        91,341                        $       496,871                        $        27,097
 ==================                    ===================                    ==================


              Small Cap                           Core Strategies                           Small Cap
-------------------------------------- -------------------------------------- --------------------------------------

       2009                2008               2009                2008               2009               2008
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $        (2,290)    $        (2,895)   $        13,044    $         7,460     $         1,087    $        11,477
        (187,754)             (7,765)           (32,185)            15,695              (8,788)           (47,153)
         281,385            (321,113)           516,012           (377,301)             34,798            (59,946)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          91,341            (331,773)           496,871           (354,146)             27,097            (95,622)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


            ----                  50            444,523             80,938               1,954              2,014
        (329,269)            757,986            224,969          1,172,071              15,477           (831,761)
         (15,669)               (806)          (243,348)           (39,586)             (3,903)           (19,853)
             (55)                (75)            (5,295)            (1,597)                (99)              (131)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
        (344,993)            757,155            420,849          1,211,826              13,429           (849,731)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        (253,652)            425,382            917,720            857,680              40,526           (945,353)
         658,096             232,714            857,680               ----              89,822          1,035,175
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $       404,444     $       658,096    $     1,775,400    $       857,680     $       130,348    $        89,822
=================== ================== ================== =================== ================== ===================

                                     FS-11

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Scudder
                                                                            ----------------------------------------
                                                                                  Small
                                                                                Mid Value
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2009
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $        18,791
   Mortality and expense risk charge                                                  (8,645)
                                                                            ------------------
Net investment income(loss)                                                           10,146
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----
   Net realized gain(loss) on sale of fund shares                                     (8,629)
                                                                            ------------------
Net realized gain(loss)                                                               (8,629)
                                                                            ------------------

Change in unrealized appreciation/depreciation                                       566,619
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $       568,136
                                                                            ==================


                                                                                        Small Mid Value
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                2009                  2008
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        10,146       $        (2,320)
   Net realized gain(loss)                                                            (8,629)              (94,141)
   Net change in unrealized appreciation/depreciation                                566,619              (159,819)
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   568,136              (256,280)
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                               280,114                74,077
   Subaccounts transfers (including fixed account), net                              586,476             1,156,850
   Transfers for policyowner benefits and terminations                              (109,596)              (32,041)
   Policyowner maintenance charges                                                    (3,270)                 (823)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                 753,724             1,198,063
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                             1,321,860               941,783
Net assets at beginning of period                                                    941,783                  ----
                                                                            ------------------    ------------------
Net assets at end of period                                                  $     2,263,643       $       941,783
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                     FS-12

                                  Scudder                                                   Fidelity
 ---------------------------------------------------------------------------- --------------------------------------

     Thematic                              HealthCare                            Overseas IC
 ------------------                    -------------------                    ------------------

        2009                                   2009                                  2009
 ------------------                    -------------------                    ------------------

 $         1,747                        $         3,494                        $        71,962
          (1,023)                                (1,526)                               (16,644)
 ------------------                    -------------------                    ------------------
             724                                  1,968                                 55,318
 ------------------                    -------------------                    ------------------


            ----                                  3,308                                 10,171
          (7,478)                                (9,038)                              (672,391)
 ------------------                    -------------------                    ------------------
          (7,478)                                (5,730)                              (662,220)
 ------------------                    -------------------                    ------------------

          74,968                                 68,153                              1,311,662
 ------------------                    -------------------                    ------------------


 $        68,214                        $        64,391                        $       704,760
 ==================                    ===================                    ==================


              Thematic                              HealthCare                             Overseas IC
-------------------------------------- -------------------------------------- --------------------------------------

       2009                2008               2009                2008               2009               2008
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $           724     $          (308)   $         1,968    $          (685)    $        55,318    $        90,375
          (7,478)             (7,580)            (5,730)           (31,553)           (662,220)            14,535
          74,968             (46,261)            68,153            (40,448)          1,311,662         (2,698,304)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          68,214             (54,149)            64,391            (72,686)            704,760         (2,593,394)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          29,404              12,846             84,009             24,388              63,872            281,590
         231,169             158,287            138,835            259,523             258,515           (201,482)
         (15,601)            (13,666)           (58,031)           (15,726)           (192,864)          (280,119)
             (26)               ----                (48)                (3)             (1,182)            (1,213)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         244,946             157,467            164,765            268,182             128,341           (201,224)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

         313,160             103,318            229,156            195,496             833,101         (2,794,618)
         103,318                ----            195,496               ----           2,969,093          5,763,711
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $       416,478     $       103,318    $       424,652    $       195,496     $     3,802,194    $     2,969,093
=================== ================== ================== =================== ================== ===================

                                     FS-13

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Fidelity
                                                                            ----------------------------------------
                                                                                Inv. Grade
                                                                                 Bond IC
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2009
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $       827,092
   Mortality and expense risk charge                                                 (54,037)
                                                                            ------------------
Net investment income(loss)                                                          773,055
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                    39,370
   Net realized gain(loss) on sale of fund shares                                     46,101
                                                                            ------------------
Net realized gain(loss)                                                               85,471
                                                                            ------------------

Change in unrealized appreciation/depreciation                                       522,812
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $     1,381,338
                                                                            ==================


                                                                                      Inv. Grade Bond IC
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                2009                  2008
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $       773,055       $       239,109
   Net realized gain(loss)                                                            85,471               (88,460)
   Net change in unrealized appreciation/depreciation                                522,812              (469,629)
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                 1,381,338              (318,980)
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                               737,652               577,225
   Subaccounts transfers (including fixed account), net                            1,524,642             1,914,383
   Transfers for policyowner benefits and terminations                              (884,086)             (645,662)
   Policyowner maintenance charges                                                    (1,158)                 (790)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                               1,377,050             1,845,156
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                             2,758,388             1,526,176
Net assets at beginning of period                                                  8,197,730             6,671,554
                                                                            ------------------    ------------------
Net assets at end of period                                                  $    10,956,118       $     8,197,730
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                     FS-14

                                                      Fidelity
 -------------------------------------------------------------------------------------------------------------------
    Equity Income                                                                 High Income
         IC                                 Growth IC                                 IC
 ------------------                    -------------------                    ------------------

        2009                                   2009                                  2009
 ------------------                    -------------------                    ------------------

  $        37,996                        $         9,586                       $       318,519
           (8,869)                               (12,160)                              (16,215)
 ------------------                    -------------------                    ------------------
           29,127                                 (2,574)                              302,304
 ------------------                    -------------------                    ------------------


             ----                                  1,901                                  ----
         (302,161)                              (483,824)                              (44,649)
 ------------------                    -------------------                    ------------------
         (302,161)                              (481,923)                              (44,649)
 ------------------                    -------------------                    ------------------

          703,332                                990,211                               732,754
 ------------------                    -------------------                    ------------------


  $       430,298                        $       505,714                       $       990,409
 ==================                     ==================                    ===================


           Equity Income IC                          Growth IC                           High Income IC
-------------------------------------- -------------------------------------- --------------------------------------

       2009                2008               2009                2008               2009               2008
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

  $        29,127    $        46,635     $        (2,574)   $        10,616    $       302,304    $       170,111
         (302,161)          (277,720)           (481,923)          (110,673)           (44,649)          (122,993)
          703,332         (1,139,938)            990,211         (2,292,806)           732,754           (443,764)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          430,298         (1,371,023)            505,714         (2,392,863)           990,409           (396,646)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           54,215            149,503             128,060            304,422            567,061            188,984
          (56,282)          (147,039)           (366,908)           (13,193)         1,798,901            692,612
         (147,800)          (308,027)           (461,586)          (275,304)          (407,496)          (123,247)
             (590)              (588)             (1,032)            (1,121)            (4,046)              (182)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         (150,457)          (306,151)           (701,466)            14,804          1,954,420            758,167
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          279,841         (1,677,174)           (195,752)        (2,378,059)         2,944,829            361,521
        1,624,467          3,301,641           2,485,255          4,863,314          1,598,368          1,236,847
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
  $     1,904,308    $     1,624,467     $     2,289,503    $     2,485,255    $     4,543,197    $     1,598,368
=================== ================== ================== =================== ================== ===================

                                     FS-15

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Fidelity
                                                                            ----------------------------------------
                                                                                High Income
                                                                                    SC
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2009
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $        49,465
   Mortality and expense risk charge                                                  (3,872)
                                                                            ------------------
Net investment income(loss)                                                           45,593
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----
   Net realized gain(loss) on sale of fund shares                                    (96,463)
                                                                            ------------------
Net realized gain(loss)                                                              (96,463)
                                                                            ------------------

Change in unrealized appreciation/depreciation                                       273,078
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $       222,208
                                                                            ==================


                                                                                        High Income SC
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                2009                  2008
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        45,593       $        47,007
   Net realized gain(loss)                                                           (96,463)             (300,955)
   Net change in unrealized appreciation/depreciation                                273,078               (47,877)
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   222,208              (301,825)
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   120                30,305
   Subaccounts transfers (including fixed account), net                             (143,971)              544,420
   Transfers for policyowner benefits and terminations                               (68,397)           (1,793,586)
   Policyowner maintenance charges                                                      (118)                 (125)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                (212,366)           (1,218,986)
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                                 9,842            (1,520,811)
Net assets at beginning of period                                                    663,299             2,184,110
                                                                            ------------------    ------------------
Net assets at end of period                                                  $       673,141       $       663,299
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                     FS-16

                                                    Fidelity
 -------------------------------------------------------------------------------------------------------------------
    Contrafund                             Contrafund                              Mid Cap
        IC                                     SC                                     IC
 ------------------                    -------------------                    ------------------

        2009                                   2009                                  2009
 ------------------                    -------------------                    ------------------

  $       174,195                        $        57,666                       $        46,318
          (68,942)                               (24,918)                              (35,856)
 ------------------                    -------------------                    ------------------
          105,253                                 32,748                                10,462
 ------------------                    -------------------                    ------------------


            3,460                                  1,208                                34,824
       (2,434,024)                            (1,625,892)                             (533,800)
 ------------------                    -------------------                    ------------------
       (2,430,564)                            (1,624,684)                             (498,976)
 ------------------                    -------------------                    ------------------

        6,134,272                              2,756,707                             2,696,630
 ------------------                    -------------------                    ------------------


  $     3,808,961                        $     1,164,771                       $     2,208,116
 ==================                     ==================                    ===================


             Contrafund IC                         Contrafund SC                           Mid Cap IC
-------------------------------------- -------------------------------------- --------------------------------------

       2009                2008               2009                2008               2009               2008
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

  $       105,253    $        85,573     $        32,748    $        33,844    $        10,462    $        (4,365)
       (2,430,564)        (1,072,553)         (1,624,684)          (383,937)          (498,976)           699,383
        6,134,272         (7,745,639)          2,756,707         (2,927,965)         2,696,630         (4,107,042)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        3,808,961         (8,732,619)          1,164,771         (3,278,058)         2,208,116         (3,412,024)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          591,146          1,316,601               1,688             24,367            204,565            552,968
       (1,236,914)           303,870          (1,301,395)            87,887            441,855            350,327
       (1,108,613)          (832,154)           (201,905)          (353,876)          (537,787)          (318,555)
           (4,048)            (5,306)               (672)              (915)            (2,049)            (1,826)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
       (1,758,429)           783,011          (1,502,284)          (242,537)           106,584            582,914
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        2,050,532         (7,949,608)           (337,513)        (3,520,595)         2,314,700         (2,829,110)
       12,324,624         20,274,232           5,354,485          8,875,080          5,639,934          8,469,044
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
  $    14,375,156    $    12,324,624     $     5,016,972    $     5,354,485    $     7,954,634    $     5,639,934
=================== ================== ================== =================== ================== ===================

                                     FS-17

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Fidelity
                                                                            ----------------------------------------

                                                                               Mid Cap SC
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2009
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $         5,643
   Mortality and expense risk charge                                                  (4,787)
                                                                            ------------------
Net investment income(loss)                                                              856
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                     4,997
   Net realized gain(loss) on sale of fund shares                                   (108,495)
                                                                            ------------------
Net realized gain(loss)                                                             (103,498)
                                                                            ------------------

Change in unrealized appreciation/depreciation                                       383,438
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $       280,796
                                                                            ==================


                                                                                          Mid Cap SC
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                2009                  2008
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $           856       $        (3,072)
   Net realized gain(loss)                                                          (103,498)               64,052
   Net change in unrealized appreciation/depreciation                                383,438              (694,851)
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   280,796              (633,871)
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                 5,298                29,345
   Subaccounts transfers (including fixed account), net                              102,461              (142,320)
   Transfers for policyowner benefits and terminations                               (66,693)             (109,524)
   Policyowner maintenance charges                                                      (292)                 (386)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                  40,774              (222,885)
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                               321,570              (856,756)
Net assets at beginning of period                                                    792,554             1,649,310
                                                                            ------------------    ------------------
Net assets at end of period                                                  $     1,114,124       $       792,554
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                     FS-18

               Fidelity                                                    AIM
 -------------------------------------- ----------------------------------------------------------------------------

     Strategic                              Financial                               Health
 ------------------                    -------------------                    ------------------

        2009                                   2009                                  2009
 ------------------                    -------------------                    ------------------

  $        51,816                        $         1,638                       $           148
           (4,378)                                  (237)                                 (265)
 ------------------                    -------------------                    ------------------
           47,438                                  1,401                                  (117)
 ------------------                    -------------------                    ------------------


            8,852                                   ----                                  ----
           17,730                                 (3,149)                               (9,703)
 ------------------                    -------------------                    ------------------
           26,582                                 (3,149)                               (9,703)
 ------------------                    -------------------                    ------------------

          121,972                                 13,993                                20,646
 ------------------                    -------------------                    ------------------


  $       195,992                        $        12,245                       $        10,826
 ==================                    ===================                    ==================


               Strategic                             Financial                               Health
-------------------------------------- -------------------------------------- --------------------------------------

       2009                2008               2009                2008               2009               2008
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

  $        47,438    $        21,283     $         1,401    $         1,405    $          (117)   $          (299)
           26,582             (6,425)             (3,149)           (26,240)            (9,703)            13,648
          121,972            (57,859)             13,993              3,134             20,646            (33,017)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          195,992            (43,001)             12,245            (21,701)            10,826            (19,668)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          221,819             29,959                 180                180               ----               ----
          703,287            409,091              13,468             23,828            (17,940)            (1,952)
          (69,876)           (14,907)             (1,388)            (8,072)              (871)              (888)
              (31)                (1)                (15)               (28)               (41)               (38)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          855,199            424,142              12,245             15,908            (18,852)            (2,878)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        1,051,191            381,141              24,490             (5,793)            (8,026)           (22,546)
          381,141               ----              33,210             39,003             55,276             77,822
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
  $     1,432,332    $       381,141     $        57,700    $        33,210    $        47,250    $        55,276
=================== ================== ================== =================== ================== ===================

                                     FS-19

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                              AIM
                                                                            ----------------------------------------

                                                                               Technology
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2009
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $          ----
   Mortality and expense risk charge                                                    (312)
                                                                            ------------------
Net investment income(loss)                                                             (312)
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----
   Net realized gain(loss) on sale of fund shares                                     (7,203)
                                                                            ------------------
Net realized gain(loss)                                                               (7,203)
                                                                            ------------------

Change in unrealized appreciation/depreciation                                        32,726
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $        25,211
                                                                            ==================


                                                                                          Technology
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                2009                  2008
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $          (312)      $          (388)
   Net realized gain(loss)                                                            (7,203)               (7,953)
   Net change in unrealized appreciation/depreciation                                 32,726               (31,385)
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    25,211               (39,726)
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  ----                  ----
   Subaccounts transfers (including fixed account), net                               18,451               (25,812)
   Transfers for policyowner benefits and terminations                               (14,318)                 ----
   Policyowner maintenance charges                                                       (47)                  (44)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                   4,086               (25,856)
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                                29,297               (65,582)
Net assets at beginning of period                                                     45,796               111,378
                                                                            ------------------    ------------------
Net assets at end of period                                                  $        75,093       $        45,796
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                     FS-20

                                     AIM                                                      Janus
 ---------------------------------------------------------------------------- --------------------------------------

   Intl. Growth                              Leisure                                Growth
 ------------------                     ------------------                    -------------------

        2009                                   2009                                  2009
 ------------------                     ------------------                    -------------------

  $         6,071                        $           587                       $           183
           (1,589)                                   (77)                                 (198)
 ------------------                     ------------------                    -------------------
            4,482                                    510                                   (15)
 ------------------                     ------------------                    -------------------


             ----                                   ----                                  ----
          (13,613)                                (6,621)                               (5,439)
 ------------------                     ------------------                    -------------------
          (13,613)                                (6,621)                               (5,439)
 ------------------                     ------------------                    -------------------

          111,463                                  7,818                                14,876
 ------------------                     ------------------                    -------------------


  $       102,332                        $         1,707                       $         9,422
 ==================                     ==================                    ===================


             Intl. Growth                             Leisure                                  Growth
-------------------------------------- -------------------------------------- --------------------------------------

       2009                2008               2009                2008               2009               2008
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

  $         4,482    $           841     $           510    $           121    $           (15)   $           141
          (13,613)               (45)             (6,621)             2,416             (5,439)             1,253
          111,463            (56,588)              7,818             (7,108)            14,876            (41,281)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          102,332            (55,792)              1,707             (4,571)             9,422            (39,887)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           62,928             16,188                ----             10,125               ----               ----
          187,721            225,905              27,125              3,446            (18,031)           (23,901)
          (60,942)           (10,632)             (1,305)              ----               ----               ----
              (28)                (7)                 (1)              ----                (42)               (46)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          189,679            231,454              25,819             13,571            (18,073)           (23,947)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          292,011            175,662              27,526              9,000             (8,651)           (63,834)
          175,662               ----               9,000               ----             48,970            112,804
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
  $       467,673    $       175,662     $        36,526    $         9,000    $        40,319    $        48,970
=================== ================== ================== =================== ================== ===================

                                     FS-21

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                       Neuberger Berman
                                                                            ----------------------------------------

                                                                                Balanced
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2009
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $        11,200
   Mortality and expense risk charge                                                  (1,822)
                                                                            ------------------
Net investment income(loss)                                                            9,378
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----
   Net realized gain(loss) on sale of fund shares                                     (2,315)
                                                                            ------------------
Net realized gain(loss)                                                               (2,315)
                                                                            ------------------

Change in unrealized appreciation/depreciation                                        61,014
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $        68,077
                                                                            ==================


                                                                                           Balanced
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                2009                  2008
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $         9,378       $        13,831
   Net realized gain(loss)                                                            (2,315)                9,990
   Net change in unrealized appreciation/depreciation                                 61,014              (228,104)
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    68,077              (204,283)
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                 1,800                 1,758
   Subaccounts transfers (including fixed account), net                                4,991               (49,369)
   Transfers for policyowner benefits and terminations                                (6,117)                 ----
   Policyowner maintenance charges                                                      (199)                 (222)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                     475               (47,833)
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                                68,552              (252,116)
Net assets at beginning of period                                                    308,948               561,064
                                                                            ------------------    ------------------
Net assets at end of period                                                  $       377,500       $       308,948
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                     FS-22

                                                 Neuberger Berman
 -------------------------------------------------------------------------------------------------------------------

      Growth                                  Bond                                 Partners
 ------------------                    -------------------                    ------------------

        2009                                   2009                                  2009
 ------------------                    -------------------                    ------------------

  $          ----                        $         2,413                       $        31,029
             (482)                                  (630)                               (6,256)
 ------------------                    -------------------                    ------------------
             (482)                                 1,783                                24,773
 ------------------                    -------------------                    ------------------


             ----                                   ----                               137,834
          (45,732)                               (22,105)                             (271,184)
 ------------------                    -------------------                    ------------------
          (45,732)                               (22,105)                             (133,350)
 ------------------                    -------------------                    ------------------

           58,257                                 33,285                               573,922
 ------------------                    -------------------                    ------------------


  $        12,043                        $        12,963                       $       465,345
 ==================                    ===================                    ==================


                Growth                                  Bond                                Partners
-------------------------------------- -------------------------------------- --------------------------------------

       2009                2008               2009                2008               2009               2008
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

  $          (482)   $        (1,313)    $         1,783    $         8,165    $        24,773    $         3,359
          (45,732)           (20,135)            (22,105)            (1,833)          (133,350)           125,751
           58,257           (118,853)             33,285            (36,637)           573,922           (945,440)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           12,043           (140,301)             12,963            (30,305)           465,345           (816,330)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----              7,884                  62              7,722             20,064             35,787
          (50,730)          (113,104)           (153,587)           (34,775)           153,190          1,148,140
             (814)            (1,129)             (5,563)              ----            (73,533)          (160,958)
             (110)              (139)                (11)               (42)              (284)              (327)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          (51,654)          (106,488)           (159,099)           (27,095)            99,437          1,022,642
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          (39,611)          (246,789)           (146,136)           (57,400)           564,782            206,312
          132,841            379,630             178,603            236,003            913,228            706,916
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
  $        93,230    $       132,841     $        32,467    $       178,603    $     1,478,010    $       913,228
=================== ================== ================== =================== ================== ===================

                                     FS-23

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                       Neuberger Berman
                                                                            ----------------------------------------

                                                                                 Regency
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2009
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $         2,886
   Mortality and expense risk charge                                                    (394)
                                                                            ------------------
Net investment income(loss)                                                            2,492
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                     2,435
   Net realized gain(loss) on sale of fund shares                                      2,487
                                                                            ------------------
Net realized gain(loss)                                                                4,922
                                                                            ------------------

Change in unrealized appreciation/depreciation                                        20,200
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $        27,614
                                                                            ==================


                                                                                            Regency
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                2009                  2008
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $         2,492       $            86
   Net realized gain(loss)                                                             4,922                (8,677)
   Net change in unrealized appreciation/depreciation                                 20,200                (4,465)
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    27,614               (13,056)
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                    40                32,512
   Subaccounts transfers (including fixed account), net                              144,803                   439
   Transfers for policyowner benefits and terminations                               (16,944)                 ----
   Policyowner maintenance charges                                                        (1)                 ----
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                 127,898                32,951
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                               155,512                19,895
Net assets at beginning of period                                                     19,895                  ----
                                                                            ------------------    ------------------
Net assets at end of period                                                  $       175,407       $        19,895
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                     FS-24

                                                    Rydex
 -------------------------------------------------------------------------------------------------------------------
                                                                                   Precious
       Nova                                  NASDAQ                                 Metals
 ------------------                    -------------------                    ------------------

        2009                                   2009                                  2009
 ------------------                    -------------------                    ------------------

  $         6,820                        $          ----                       $          ----
           (3,267)                                (4,598)                              (26,743)
 ------------------                    -------------------                    ------------------
            3,553                                 (4,598)                              (26,743)
 ------------------                    -------------------                    ------------------


             ----                                   ----                                  ----
           22,364                                 27,509                               324,015
 ------------------                    -------------------                    ------------------
           22,364                                 27,509                               324,015
 ------------------                    -------------------                    ------------------

           38,527                                268,073                             1,349,141
 ------------------                    -------------------                    ------------------


  $        64,444                        $       290,984                       $     1,646,413
 ==================                    ===================                    ==================


                 Nova                                  NASDAQ                            Precious Metals
-------------------------------------- -------------------------------------- --------------------------------------

       2009                2008               2009                2008               2009               2008
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

  $         3,553    $          (745)    $        (4,598)   $        (4,760)   $       (26,743)   $       (22,482)
           22,364           (282,620)             27,509           (581,792)           324,015           (477,143)
           38,527             23,294             268,073           (116,131)         1,349,141         (1,175,879)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           64,444           (260,071)            290,984           (702,683)         1,646,413         (1,675,504)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


              109             35,775              66,473             43,719            210,884            303,287
          (14,090)           (34,302)            380,801           (106,044)           677,668            733,710
          (53,746)           (10,019)            (35,742)           (76,832)          (246,737)          (349,514)
             (292)              (330)               (348)              (392)              (994)            (1,014)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          (68,019)            (8,876)            411,184           (139,549)           640,821            686,469
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           (3,575)          (268,947)            702,168           (842,232)         2,287,234           (989,035)
          671,178            940,125             550,387          1,392,619          4,000,811          4,989,846
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
  $       667,603    $       671,178     $     1,252,555    $       550,387    $     6,288,045    $     4,000,811
=================== ================== ================== =================== ================== ===================

                                     FS-25

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Rydex
                                                                            ----------------------------------------

                                                                              Inv. S&P 500
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2009
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $          ----
   Mortality and expense risk charge                                                  (5,515)
                                                                            ------------------
Net investment income(loss)                                                           (5,515)
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----
   Net realized gain(loss) on sale of fund shares                                   (368,429)
                                                                            ------------------
Net realized gain(loss)                                                             (368,429)
                                                                            ------------------

Change in unrealized appreciation/depreciation                                        29,163
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $      (344,781)
                                                                            ==================


                                                                                         Inv. S&P 500
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                2009                  2008
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        (5,515)      $         5,306
   Net realized gain(loss)                                                          (368,429)              580,097
   Net change in unrealized appreciation/depreciation                                 29,163               (60,173)
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                  (344,781)              525,230
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                17,950                20,437
   Subaccounts transfers (including fixed account), net                              403,282              (135,123)
   Transfers for policyowner benefits and terminations                              (361,830)              (80,209)
   Policyowner maintenance charges                                                      (334)                 (331)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                  59,068              (195,226)
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                              (285,713)              330,004
Net assets at beginning of period                                                  1,207,070               877,066
                                                                            ------------------    ------------------
Net assets at end of period                                                  $       921,357       $     1,207,070
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                     FS-26

                                                     Rydex
 -------------------------------------------------------------------------------------------------------------------
       Gov.                                 Inverse                                Inv. Long
     Long Bond                               NASDAQ                                  Bond
 ------------------                    -------------------                    ------------------

        2009                                   2009                                  2009
 ------------------                    -------------------                    ------------------

  $        29,040                        $           194                       $          ----
           (6,924)                                (1,140)                               (2,526)
 ------------------                     ------------------                    -------------------
           22,116                                   (946)                               (2,526)
 ------------------                     ------------------                    -------------------


          408,707                                   ----                                  ----
          104,058                                (66,015)                              (26,317)
 ------------------                     ------------------                    -------------------
          512,765                                (66,015)                              (26,317)
 ------------------                     ------------------                    -------------------

         (993,286)                               (59,870)                               64,235
 ------------------                     ------------------                    -------------------


  $      (458,405)                       $      (126,831)                      $        35,392
 ==================                     ==================                    ===================


            Gov. Long Bond                          Inverse NASDAQ                       Inv. Long Bond
-------------------------------------- -------------------------------------- --------------------------------------

       2009                2008               2009                2008               2009               2008
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

  $        22,116    $        34,372     $          (946)   $          (476)   $        (2,526)   $          (304)
          512,765            145,892             (66,015)            47,517            (26,317)           (93,816)
         (993,286)           457,654             (59,870)            37,682             64,235            (27,418)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

         (458,405)           637,918            (126,831)            84,723             35,392           (121,538)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           16,726             79,418              13,439             12,175             22,582              2,038
         (490,531)          (383,966)           (125,086)           233,408            672,082             76,510
         (112,015)          (105,664)                (92)            (4,614)           (19,618)            (5,816)
             (289)              (362)                (98)               (53)               (73)               (53)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         (586,109)          (410,574)           (111,837)           240,916            674,973             72,679
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

       (1,044,514)           227,344            (238,668)           325,639            710,365            (48,859)
        1,917,515          1,690,171             421,745             96,106             99,946            148,805
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
  $       873,001    $     1,917,515     $       183,077    $       421,745    $       810,311    $        99,946
=================== ================== ================== =================== ================== ===================

                                     FS-27

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Rydex
                                                                            ----------------------------------------

                                                                                 Russell
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2009
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $          ----
   Mortality and expense risk charge                                                  (2,679)
                                                                            ------------------
Net investment income(loss)                                                           (2,679)
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----
   Net realized gain(loss) on sale of fund shares                                   (279,151)
                                                                            ------------------
Net realized gain(loss)                                                             (279,151)
                                                                            ------------------

Change in unrealized appreciation/depreciation                                       423,962
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $       142,132
                                                                            ==================


                                                                                            Russell
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                2009                  2008
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        (2,679)      $        (2,124)
   Net realized gain(loss)                                                          (279,151)              (82,424)
   Net change in unrealized appreciation/depreciation                                423,962              (308,590)
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   142,132              (393,138)
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                12,006                20,631
   Subaccounts transfers (including fixed account), net                               (3,883)               96,008
   Transfers for policyowner benefits and terminations                               (18,074)               (4,935)
   Policyowner maintenance charges                                                      (231)                 (196)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                 (10,182)              111,508
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                               131,950              (281,630)
Net assets at beginning of period                                                    534,364               815,994
                                                                            ------------------    ------------------
Net assets at end of period                                                  $       666,314       $       534,364
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                      FS-28

                 Rydex                              Third Avenue                            Vanguard
 -------------------------------------- ------------------------------------- --------------------------------------
      Sector
     Rotation                                 Value                              Money Market
 ------------------                    -------------------                    ------------------

        2009                                   2009                                  2009
 ------------------                    -------------------                    ------------------

  $           919                        $          ----                       $       329,495
           (5,411)                               (45,392)                             (280,267)
 ------------------                    -------------------                    ------------------
           (4,492)                               (45,392)                               49,228
 ------------------                    -------------------                    ------------------


             ----                              1,841,819                                  ----
         (123,787)                            (2,749,883)                                 ----
 ------------------                    -------------------                    ------------------
         (123,787)                              (908,064)                                 ----
 ------------------                    -------------------                    ------------------

          376,699                              3,867,753                                  ----
 ------------------                    -------------------                    ------------------


  $       248,420                        $     2,914,297                       $        49,228
 ==================                    ===================                    ==================


            Sector Rotation                            Value                              Money Market
-------------------------------------- -------------------------------------- --------------------------------------

       2009                2008               2009                2008               2009               2008
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

  $        (4,492)   $        (8,444)    $       (45,392)   $        25,661    $        49,228     $     1,297,054
         (123,787)          (168,921)           (908,064)           180,221               ----                ----
          376,699           (595,624)          3,867,753         (5,916,011)              ----                ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          248,420           (772,989)          2,914,297         (5,710,129)            49,228           1,297,054
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           23,189            166,073             384,217            576,918         11,304,364          29,678,239
         (141,061)          (290,518)         (1,636,032)          (549,331)       (11,718,565)        (11,700,424)
          (42,388)           (70,671)           (385,584)          (606,359)       (16,556,473)        (18,471,790)
             (253)              (241)             (4,132)            (3,589)            (7,444)             (8,505)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         (160,513)          (195,357)         (1,641,531)          (582,361)       (16,978,118)           (502,480)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           87,907           (968,346)          1,272,766         (6,292,490)       (16,928,890)            794,574
          990,824          1,959,170           8,534,628         14,827,118         55,210,191          54,415,617
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
  $     1,078,731    $       990,824     $     9,807,394    $     8,534,628    $    38,281,301     $    55,210,191
=================== ================== ================== =================== ================== ===================

                                     FS-29

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Vanguard
                                                                            ----------------------------------------

                                                                              Equity Index
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2009
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $       372,357
   Mortality and expense risk charge                                                 (77,554)
                                                                            ------------------
Net investment income(loss)                                                          294,803
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                   260,650
   Net realized gain(loss) on sale of fund shares                                 (1,778,335)
                                                                            ------------------
Net realized gain(loss)                                                           (1,517,685)
                                                                            ------------------

Change in unrealized appreciation/depreciation                                     4,427,141
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $     3,204,259
                                                                            ==================


                                                                                         Equity Index
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                2009                  2008
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $       294,803       $       373,415
   Net realized gain(loss)                                                        (1,517,685)             (385,250)
   Net change in unrealized appreciation/depreciation                              4,427,141            (8,768,074)
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                 3,204,259            (8,779,909)
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                             1,080,253             1,476,323
   Subaccounts transfers (including fixed account), net                             (596,802)           (4,342,371)
   Transfers for policyowner benefits and terminations                              (724,728)             (860,801)
   Policyowner maintenance charges                                                    (8,637)               (5,980)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                (249,914)           (3,732,829)
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                             2,954,345           (12,512,738)
Net assets at beginning of period                                                 14,112,873            26,625,611
                                                                            ------------------    ------------------
Net assets at end of period                                                  $    17,067,218       $    14,112,873
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                     FS-30

                                                     Vanguard
 -------------------------------------------------------------------------------------------------------------------

    Total Bond                             REIT Index                              Mid-Cap
 ------------------                    -------------------                    ------------------

        2009                                   2009                                  2009
 ------------------                    -------------------                    ------------------

  $     1,065,643                        $       380,999                       $       175,487
         (137,397)                               (41,982)                              (54,578)
 ------------------                    -------------------                    ------------------
          928,246                                339,017                               120,909
 ------------------                    -------------------                    ------------------


             ----                                508,685                               438,717
          263,130                             (2,245,771)                           (1,933,027)
 ------------------                    -------------------                    ------------------
          263,130                             (1,737,086)                           (1,494,310)
 ------------------                    -------------------                    ------------------

           57,257                              3,513,816                             4,726,035
 ------------------                    -------------------                    ------------------


  $     1,248,633                        $     2,115,747                       $     3,352,634
 ==================                    ===================                    ==================


              Total Bond                             REIT Index                              Mid-Cap
-------------------------------------- -------------------------------------- --------------------------------------

       2009                2008               2009                2008               2009               2008
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

  $       928,246    $     1,011,461     $       339,017    $       312,436    $       120,909    $       153,516
          263,130             86,539          (1,737,086)         2,810,185         (1,494,310)         1,288,977
           57,257             29,837           3,513,816         (8,013,851)         4,726,035         (8,920,372)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        1,248,633          1,127,837           2,115,747         (4,891,230)         3,352,634         (7,477,879)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


        1,803,630          3,927,920             382,129            746,643            255,439            519,230
       (1,092,191)        (1,800,493)           (308,603)           736,167           (913,511)          (348,812)
       (1,574,738)        (1,846,418)           (656,703)          (681,545)          (773,815)          (901,651)
           (8,416)            (7,016)             (4,622)            (3,838)            (3,002)            (3,106)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         (871,715)           273,993            (587,799)           797,427         (1,434,889)          (734,339)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          376,918          1,401,830           1,527,948         (4,093,803)         1,917,745         (8,212,218)
       25,711,833         24,310,003           8,310,315         12,404,118          9,873,957         18,086,175
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
  $    26,088,751    $    25,711,833     $     9,838,263    $     8,310,315    $    11,791,702    $     9,873,957
=================== ================== ================== =================== ================== ===================

                                     FS-31

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Vanguard
                                                                            ----------------------------------------
                                                                              Stock Market
                                                                                 Index
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2009
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $       143,947
   Mortality and expense risk charge                                                 (43,357)
                                                                            ------------------
Net investment income(loss)                                                          100,590
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                   289,029
   Net realized gain(loss) on sale of fund shares                                   (624,984)
                                                                            ------------------
Net realized gain(loss)                                                             (335,955)
                                                                            ------------------

Change in unrealized appreciation/depreciation                                     2,298,571
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $     2,063,206
                                                                            ==================


                                                                                      Stock Market Index
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                2009                  2008
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $       100,590       $        85,356
   Net realized gain(loss)                                                          (335,955)              160,005
   Net change in unrealized appreciation/depreciation                              2,298,571            (4,406,404)
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                 2,063,206            (4,161,043)
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                               998,441               614,083
   Subaccounts transfers (including fixed account), net                             (166,981)              536,002
   Transfers for policyowner benefits and terminations                              (368,500)             (533,342)
   Policyowner maintenance charges                                                    (2,079)               (1,806)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                 460,881               614,937
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                             2,524,087            (3,546,106)
Net assets at beginning of period                                                  7,238,303            10,784,409
                                                                            ------------------    ------------------
Net assets at end of period                                                  $     9,762,390       $     7,238,303
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                     FS-32

                                                   Vanguard
 -------------------------------------------------------------------------------------------------------------------
       Equity                                                                     High Yield
       Income                                Growth                                 Bond
 ------------------                    -------------------                    ------------------

        2009                                   2009                                  2009
 ------------------                    -------------------                    ------------------

  $       444,102                        $        48,585                       $       446,096
          (45,246)                               (26,837)                              (30,790)
 ------------------                    -------------------                    ------------------
          398,856                                 21,748                               415,306
 ------------------                    -------------------                    ------------------


           25,906                                   ----                                  ----
       (1,395,709)                              (291,463)                             (353,279)
 ------------------                    -------------------                    ------------------
       (1,369,803)                              (291,463)                             (353,279)
 ------------------                    -------------------                    ------------------

        2,027,190                              1,746,985                             1,702,949
 ------------------                    -------------------                    ------------------


  $     1,056,243                        $     1,477,270                       $     1,764,976
 ==================                    ===================                    ==================


             Equity Income                             Growth                            High Yield Bond
-------------------------------------- -------------------------------------- --------------------------------------

       2009                2008               2009                2008               2009               2008
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

  $       398,856    $       323,017     $        21,748    $        23,656    $       415,306    $       446,234
       (1,369,803)           444,733            (291,463)          (255,725)          (353,279)          (366,617)
        2,027,190         (4,599,097)          1,746,985         (3,003,714)         1,702,949         (1,384,362)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        1,056,243         (3,831,347)          1,477,270         (3,235,783)         1,764,976         (1,304,745)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          124,662            349,175             478,637            641,543            307,194            919,249
         (683,096)           544,143            (394,504)        (1,897,847)           297,060           (729,633)
         (321,446)          (429,781)           (387,841)          (472,790)          (343,362)          (588,892)
           (1,517)            (1,554)             (1,868)            (2,012)            (2,559)            (2,684)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         (881,397)           461,983            (305,576)        (1,731,106)           258,333           (401,960)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          174,846         (3,369,364)          1,171,694         (4,966,889)         2,023,309         (1,706,705)
        9,314,197         12,683,561           4,485,807          9,452,696          4,393,161          6,099,866
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
  $     9,489,043    $     9,314,197     $     5,657,501    $     4,485,807    $     6,416,470    $     4,393,161
=================== ================== ================== =================== ================== ===================

                                     FS-33

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Vanguard
                                                                            ----------------------------------------

                                                                                Balanced
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2009
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $       365,569
   Mortality and expense risk charge                                                 (47,491)
                                                                            ------------------
Net investment income(loss)                                                          318,078
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----
   Net realized gain(loss) on sale of fund shares                                   (312,740)
                                                                            ------------------
Net realized gain(loss)                                                             (312,740)
                                                                            ------------------

Change in unrealized appreciation/depreciation                                     1,773,944
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $     1,779,282
                                                                            ==================


                                                                                           Balanced
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                2009                  2008
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $       318,078       $       270,266
   Net realized gain(loss)                                                          (312,740)              340,891
   Net change in unrealized appreciation/depreciation                              1,773,944            (3,022,307)
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                 1,779,282            (2,411,150)
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                               551,671               863,256
   Subaccounts transfers (including fixed account), net                               85,845              (174,534)
   Transfers for policyowner benefits and terminations                              (515,941)             (869,370)
   Policyowner maintenance charges                                                    (2,090)               (1,916)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                 119,485              (182,564)
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                             1,898,767            (2,593,714)
Net assets at beginning of period                                                  8,162,589            10,756,303
                                                                            ------------------    ------------------
Net assets at end of period                                                  $    10,061,356       $     8,162,589
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                     FS-34

                                                    Vanguard
 -------------------------------------------------------------------------------------------------------------------
                                                                                 Small Company
   International                           Diversified                              Growth
 ------------------                    -------------------                    ------------------

       2009                                   2009                                   2009
 ------------------                    -------------------                    ------------------

  $       860,559                        $       576,478                       $        82,940
         (118,197)                               (74,886)                              (43,552)
 ------------------                    -------------------                    ------------------
          742,362                                501,592                                39,388
 ------------------                    -------------------                    ------------------


             ----                                   ----                                  ----
       (3,108,817)                            (1,718,109)                             (978,785)
 ------------------                    -------------------                    ------------------
       (3,108,817)                            (1,718,109)                             (978,785)
 ------------------                    -------------------                    ------------------

        9,810,567                              4,395,711                             3,612,726
 ------------------                    -------------------                    ------------------


  $     7,444,112                        $     3,179,194                       $     2,673,329
 ==================                    ===================                    ==================


             International                          Diversified                       Small Company Growth
-------------------------------------- -------------------------------------- --------------------------------------

       2009                2008               2009                2008               2009               2008
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

  $       742,362    $       659,360     $       501,592    $       374,749    $        39,388    $        10,816
       (3,108,817)         1,861,978          (1,718,109)           150,580           (978,785)           270,172
        9,810,567        (21,134,873)          4,395,711         (7,626,163)         3,612,726         (4,947,639)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        7,444,112        (18,613,535)          3,179,194         (7,100,834)         2,673,329         (4,666,651)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


        1,191,837          2,165,411           1,369,021          1,341,262            600,070            838,083
       (2,755,826)        (1,830,082)           (819,494)         1,049,963           (260,883)            (7,677)
       (1,550,033)        (2,406,434)         (1,121,060)          (971,741)          (440,468)          (593,475)
           (8,421)            (9,322)            (14,302)            (7,261)            (5,115)            (3,947)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
       (3,122,443)        (2,080,427)           (585,835)         1,412,223           (106,396)           232,984
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        4,321,669        (20,693,962)          2,593,359         (5,688,611)         2,566,933         (4,433,667)
       21,268,887         41,962,849          14,079,983         19,768,594          7,087,900         11,521,567
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
  $    25,590,556    $    21,268,887     $    16,673,342    $    14,079,983    $     9,654,833    $     7,087,900
=================== ================== ================== =================== ================== ===================

                                     FS-35

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                          Wells Fargo
                                                                            ----------------------------------------

                                                                               Discovery
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2009
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $          ----
   Mortality and expense risk charge                                                  (1,234)
                                                                            ------------------
Net investment income(loss)                                                           (1,234)
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----
   Net realized gain(loss) on sale of fund shares                                    (22,637)
                                                                            ------------------
Net realized gain(loss)                                                              (22,637)
                                                                            ------------------

Change in unrealized appreciation/depreciation                                        98,538
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $        74,667
                                                                            ==================


                                                                                           Discovery
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                2009                  2008
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        (1,234)      $        (1,844)
   Net realized gain(loss)                                                           (22,637)                3,752
   Net change in unrealized appreciation/depreciation                                 98,538              (193,606)
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    74,667              (191,698)
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                 1,500                 2,072
   Subaccounts transfers (including fixed account), net                               (5,822)               40,102
   Transfers for policyowner benefits and terminations                               (44,372)                 (900)
   Policyowner maintenance charges                                                      (159)                 (200)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                 (48,853)               41,074
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                                25,814              (150,624)
Net assets at beginning of period                                                    225,051               375,675
                                                                            ------------------    ------------------
Net assets at end of period                                                  $       250,865       $       225,051
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                     FS-36

              Wells Fargo                                                ProFunds
 -------------------------------------- ----------------------------------------------------------------------------

    Opportunity                               Bull                                  Europe
 ------------------                    -------------------                    ------------------

        2009                                   2009                                  2009
 ------------------                    -------------------                    ------------------

  $          ----                        $         3,910                       $           134
           (2,129)                                (6,204)                                 (119)
 ------------------                    -------------------                    ------------------
           (2,129)                                (2,294)                                   15
 ------------------                    -------------------                    ------------------


             ----                                   ----                                  ----
          (17,724)                                 8,874                               (21,871)
 ------------------                    -------------------                    ------------------
          (17,724)                                 8,874                               (21,871)
 ------------------                    -------------------                    ------------------

          172,082                                  6,191                                23,786
 ------------------                    -------------------                    ------------------


  $       152,229                        $        12,771                       $         1,930
 ==================                    ===================                    ==================


              Opportunity                               Bull                                 Europe
-------------------------------------- -------------------------------------- --------------------------------------

       2009                2008               2009                2008               2009               2008
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

  $        (2,129)   $         7,256     $        (2,294)   $        (8,452)   $            15    $         1,371
          (17,724)            89,076               8,874           (521,561)           (21,871)          (142,898)
          172,082           (346,464)              6,191              4,161             23,786            (12,718)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          152,229           (250,132)             12,771           (525,852)             1,930           (154,245)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


            6,024              5,940               2,387              3,460               ----                467
              (62)           (69,123)             21,694          1,658,707             (7,010)          (952,250)
          (25,048)           (57,280)           (616,454)          (654,520)              ----           (105,324)
             (219)              (226)               ----               ----               ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          (19,305)          (120,689)           (592,373)         1,007,647             (7,010)        (1,057,107)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          132,924           (370,821)           (579,602)           481,795             (5,080)        (1,211,352)
          329,381            700,202           1,178,995            697,200             27,539          1,238,891
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
  $       462,305    $       329,381     $       599,393    $     1,178,995    $        22,459    $        27,539
=================== ================== ================== =================== ================== ===================

                                     FS-37

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           ProFunds
                                                                            ----------------------------------------

                                                                                 Mid-Cap
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2009
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $           210
   Mortality and expense risk charge                                                    (238)
                                                                            ------------------
Net investment income(loss)                                                              (28)
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----
   Net realized gain(loss) on sale of fund shares                                    (38,488)
                                                                            ------------------
Net realized gain(loss)                                                              (38,488)
                                                                            ------------------

Change in unrealized appreciation/depreciation                                        38,262
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $          (254)
                                                                            ==================


                                                                                            Mid-Cap
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                2009                  2008
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $           (28)      $          (750)
   Net realized gain(loss)                                                           (38,488)               12,774
   Net change in unrealized appreciation/depreciation                                 38,262               (36,172)
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      (254)              (24,148)
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   645                 3,020
   Subaccounts transfers (including fixed account), net                              (54,249)               52,204
   Transfers for policyowner benefits and terminations                                  ----                  ----
   Policyowner maintenance charges                                                      ----                  ----
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                 (53,604)               55,224
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                               (53,858)               31,076
Net assets at beginning of period                                                     64,496                33,420
                                                                            ------------------    ------------------
Net assets at end of period                                                  $        10,638       $        64,496
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                     FS-38

                                                     ProFunds
 -------------------------------------------------------------------------------------------------------------------
                                                                                  Small-Cap
    NASDAQ-100                              Small-Cap                               Value
 ------------------                    -------------------                    ------------------

        2009                                   2009                                  2009
 ------------------                    -------------------                    ------------------

  $          ----                        $          ----                       $             6
           (1,614)                                  (652)                                  (64)
 ------------------                    -------------------                    ------------------
           (1,614)                                  (652)                                  (58)
 ------------------                    -------------------                    ------------------



             ----                                   ----                                  ----
           18,484                                (17,612)                               (6,387)
 ------------------                    -------------------                    ------------------
           18,484                                (17,612)                               (6,387)
 ------------------                    -------------------                    ------------------

            6,113                                  5,665                                 4,721
 ------------------                    -------------------                    ------------------


  $        22,983                        $       (12,599)                      $        (1,724)
 ==================                    ===================                    ===================


              NASDAQ-100                             Small-Cap                           Small-Cap Value
-------------------------------------- -------------------------------------- --------------------------------------

       2009                2008               2009                2008               2009               2008
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

  $        (1,614)   $          (981)    $          (652)   $          (300)   $           (58)   $          (159)
           18,484           (125,651)            (17,612)           (92,888)            (6,387)            (7,723)
            6,113              4,806               5,665                389              4,721             (1,381)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           22,983           (121,826)            (12,599)           (92,799)            (1,724)            (9,263)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


            4,088               ----                ----               ----               ----               ----
          153,558            (26,558)            111,556             91,677            (14,621)            (4,397)
          (22,020)          (124,120)             (4,595)              (541)              ----               ----
             ----               ----                ----               ----               ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          135,626           (150,678)            106,961             91,136            (14,621)            (4,397)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          158,609           (272,504)             94,362             (1,663)           (16,345)           (13,660)
            1,457            273,961               9,058             10,721             17,425             31,085
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
  $       160,066    $         1,457     $       103,420    $         9,058    $         1,080    $        17,425
=================== ================== ================== =================== ================== ===================

                                     FS-39

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           ProFunds
                                                                            ----------------------------------------

                                                                               Classic Dow
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2009
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $         2,051
   Mortality and expense risk charge                                                    (540)
                                                                            ------------------
Net investment income(loss)                                                            1,511
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----
   Net realized gain(loss) on sale of fund shares                                     (1,899)
                                                                            ------------------
Net realized gain(loss)                                                               (1,899)
                                                                            ------------------

Change in unrealized appreciation/depreciation                                        (1,070)
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $        (1,458)
                                                                            ==================


                                                                                          Classic Dow
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                2009                  2008
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $         1,511       $           (59)
   Net realized gain(loss)                                                            (1,899)             (114,372)
   Net change in unrealized appreciation/depreciation                                 (1,070)               11,673
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    (1,458)             (102,758)
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  ----                  ----
   Subaccounts transfers (including fixed account), net                              138,755              (149,614)
   Transfers for policyowner benefits and terminations                                (4,599)               (8,468)
   Policyowner maintenance charges                                                      ----                  ----
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                 134,156              (158,082)
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                               132,698              (260,840)
Net assets at beginning of period                                                     42,015               302,855
                                                                            ------------------    ------------------
Net assets at end of period                                                  $       174,713       $        42,015
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                     FS-40

                                                     ProFunds
 -------------------------------------------------------------------------------------------------------------------
                                              Short                              Short Small-
        Bear                                  NASDAQ                                 Cap
 ------------------                    -------------------                    ------------------

        2009                                   2009                                  2009
 ------------------                    -------------------                    ------------------

  $         3,742                        $         2,221                       $         2,250
           (7,847)                                (2,976)                                 (968)
 ------------------                    -------------------                    ------------------
           (4,105)                                  (755)                                1,282
 ------------------                    -------------------                    ------------------


             ----                                   ----                                  ----
         (353,448)                              (199,477)                              (84,758)
 ------------------                    -------------------                    ------------------
         (353,448)                              (199,477)                              (84,758)
 ------------------                    -------------------                    ------------------

          (46,293)                                 4,147                                  (410)
 ------------------                    -------------------                    ------------------


  $      (403,846)                       $      (196,085)                      $       (83,886)
 ==================                    ===================                    ==================


                 Bear                               Short NASDAQ                         Short Small-Cap
-------------------------------------- -------------------------------------- --------------------------------------

       2009                2008               2009                2008               2009               2008
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

  $        (4,105)   $        (1,322)    $          (755)   $         3,213    $         1,282    $        14,883
         (353,448)           103,460            (199,477)           150,484            (84,758)            96,429
          (46,293)            (4,051)              4,147             (9,733)              (410)            (4,745)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

         (403,846)            98,087            (196,085)           143,964            (83,886)           106,567
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          156,348               ----              95,000               ----             95,000              1,200
        1,367,734             51,659            (116,830)           178,607             76,798           (279,814)
         (155,717)           (71,516)            (41,464)           (12,564)            (1,578)          (132,626)
             ----               ----                ----               ----               ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
        1,368,365            (19,857)            (63,294)           166,043            170,220           (411,240)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          964,519             78,230            (259,379)           310,007             86,334           (304,673)
           99,421             21,191             476,911            166,904               ----            304,673
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
  $     1,063,940    $        99,421     $       217,532    $       476,911    $        86,334    $          ----
=================== ================== ================== =================== ================== ===================

                                     FS-41

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           ProFunds
                                                                            ----------------------------------------

                                                                               Short Dow
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2009
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $          ----
   Mortality and expense risk charge                                                    (677)
                                                                            ------------------
Net investment income(loss)                                                             (677)
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                   252,207
   Net realized gain(loss) on sale of fund shares                                   (314,731)
                                                                            ------------------
Net realized gain(loss)                                                              (62,524)
                                                                            ------------------

Change in unrealized appreciation/depreciation                                           147
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $       (63,054)
                                                                            ==================


                                                                                           Short Dow
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                2009                  2008
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $          (677)      $          (398)
   Net realized gain(loss)                                                           (62,524)               70,279
   Net change in unrealized appreciation/depreciation                                    147                   (78)
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (63,054)               69,803
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                90,000                  ----
   Subaccounts transfers (including fixed account), net                              (10,910)              (61,893)
   Transfers for policyowner benefits and terminations                                (2,439)              (10,447)
   Policyowner maintenance charges                                                      ----                  ----
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                  76,651               (72,340)
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                                13,597                (2,537)
Net assets at beginning of period                                                       ----                 2,537
                                                                            ------------------    ------------------
Net assets at end of period                                                  $        13,597       $          ----
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                     FS-42

                                                      ProFunds
 -------------------------------------------------------------------------------------------------------------------

     UltraMid                               UltraOTC                              UltraSmall
 ------------------                    -------------------                    ------------------

        2009                                   2009                                  2009
 ------------------                    -------------------                    ------------------

 $           ----                        $          ----                       $             1
             (268)                                  (332)                                 (585)
 ------------------                    -------------------                    ------------------
             (268)                                  (332)                                 (584)
 ------------------                    -------------------                    ------------------


             ----                                   ----                                  ----
          (41,962)                                (6,427)                              (60,438)
 ------------------                    -------------------                    ------------------
          (41,962)                                (6,427)                              (60,438)
 ------------------                    -------------------                    ------------------

           (2,261)                                 8,225                                 1,923
 ------------------                    -------------------                    ------------------


  $       (44,491)                       $         1,466                       $       (59,099)
 ==================                    ===================                    ==================


               UltraMid                               UltraOTC                             UltraSmall
-------------------------------------- -------------------------------------- --------------------------------------

       2009                2008               2009                2008               2009               2008
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

  $          (268)   $           (84)    $          (332)   $        (1,624)   $          (584)   $          (547)
          (41,962)          (187,421)             (6,427)          (278,120)           (60,438)          (141,124)
           (2,261)             2,483               8,225              4,698              1,923             10,323
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          (44,491)          (185,022)              1,466           (275,046)           (59,099)          (131,348)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----               ----                ----               ----               ----               ----
          106,290            207,580             (63,405)          (240,941)           118,699              6,191
           (3,599)            (4,983)             (1,200)           (52,102)            (1,300)           (36,817)
             ----               ----                ----               ----               ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          102,691            202,597             (64,605)          (293,043)           117,399            (30,626)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           58,200             17,575             (63,139)          (568,089)            58,300           (161,974)
           23,729              6,154             185,410            753,499             90,069            252,043
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
  $        81,929    $        23,729     $       122,271    $       185,410    $       148,369    $        90,069
=================== ================== ================== =================== ================== ===================

                                     FS-43

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           ProFunds
                                                                            ----------------------------------------

                                                                                UltraBull
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2009
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $           260
   Mortality and expense risk charge                                                  (1,046)
                                                                            ------------------
Net investment income(loss)                                                             (786)
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----
   Net realized gain(loss) on sale of fund shares                                     19,188
                                                                            ------------------
Net realized gain(loss)                                                               19,188
                                                                            ------------------

Change in unrealized appreciation/depreciation                                        (4,714)
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $        13,688
                                                                            ==================


                                                                                           UltraBull
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                2009                  2008
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $          (786)      $        (1,500)
   Net realized gain(loss)                                                            19,188              (298,279)
   Net change in unrealized appreciation/depreciation                                 (4,714)               29,181
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    13,688              (270,598)
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  ----                  ----
   Subaccounts transfers (including fixed account), net                               20,483            (1,277,818)
   Transfers for policyowner benefits and terminations                                (1,886)             (166,917)
   Policyowner maintenance charges                                                      ----                  ----
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                  18,597            (1,444,735)
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                                32,285            (1,715,333)
Net assets at beginning of period                                                     89,542             1,804,875
                                                                            ------------------    ------------------
Net assets at end of period                                                  $       121,827       $        89,542
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                     FS-44

                                                     ProFunds
 -------------------------------------------------------------------------------------------------------------------
      U.S. Gov.
        Plus                               Opportunity                            Oil & Gas
 ------------------                    -------------------                    ------------------

        2009                                   2009                                  2009
 ------------------                    -------------------                    ------------------

  $            43                        $           707                       $          ----
           (1,148)                                (1,598)                               (2,611)
 ------------------                    -------------------                    ------------------
           (1,105)                                  (891)                               (2,611)
 ------------------                    -------------------                    ------------------


           89,643                                   ----                                38,968
          (93,230)                                17,196                                (3,491)
 ------------------                    -------------------                    ------------------
           (3,587)                                17,196                                35,477
 ------------------                    -------------------                    ------------------

          (29,367)                                 1,605                                21,075
 ------------------                    -------------------                    ------------------


  $       (34,059)                       $        17,910                       $        53,941
 ==================                    ===================                    ==================


            U.S. Gov. Plus                          Opportunity                             Oil & Gas
-------------------------------------- -------------------------------------- --------------------------------------

       2009                2008               2009                2008               2009               2008
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

  $        (1,105)   $         5,231     $          (891)   $        (2,223)   $        (2,611)   $        (4,489)
           (3,587)            89,349              17,196              6,947             35,477           (114,713)
          (29,367)           (22,481)              1,605                495             21,075            (53,563)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          (34,059)            72,099              17,910              5,219             53,941           (172,765)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----            247,824               1,266               ----             13,805             10,513
          160,219         (1,081,344)              4,315             37,896             39,380             25,144
          (10,522)          (162,576)               (441)           (60,950)           (52,756)           (37,854)
             ----               ----                ----               ----               ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          149,697           (996,096)              5,140            (23,054)               429             (2,197)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          115,638           (923,997)             23,050            (17,835)            54,370           (174,962)
           46,792            970,789                ----             17,835            236,619            411,581
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
  $       162,430    $        46,792     $        23,050    $          ----    $       290,989    $       236,619
=================== ================== ================== =================== ================== ===================

                                     FS-45

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           ProFunds
                                                                            ----------------------------------------
                                                                                Precious
                                                                                 Metals
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2009
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $         5,426
   Mortality and expense risk charge                                                  (6,686)
                                                                            ------------------
Net investment income(loss)                                                           (1,260)
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----
   Net realized gain(loss) on sale of fund shares                                    263,473
                                                                            ------------------
Net realized gain(loss)                                                              263,473
                                                                            ------------------

Change in unrealized appreciation/depreciation                                        11,409
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $       273,622
                                                                            ==================


                                                                                        Precious Metals
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                2009                  2008
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        (1,260)      $        74,519
   Net realized gain(loss)                                                           263,473            (1,611,540)
   Net change in unrealized appreciation/depreciation                                 11,409               (22,411)
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   273,622            (1,559,432)
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                 4,451               158,897
   Subaccounts transfers (including fixed account), net                              462,168               394,635
   Transfers for policyowner benefits and terminations                               (48,388)             (121,045)
   Policyowner maintenance charges                                                      ----                  ----
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                 418,231               432,487
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                               691,853            (1,126,945)
Net assets at beginning of period                                                    507,796             1,634,741
                                                                            ------------------    ------------------
Net assets at end of period                                                  $     1,199,649       $       507,796
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                     FS-46

                                                     ProFunds
 -------------------------------------------------------------------------------------------------------------------

    Real Estate                            High Yield                            Money Market
 ------------------                    -------------------                    ------------------

        2009                                   2009                                  2009
 ------------------                    -------------------                    ------------------

  $            40                        $           718                       $         2,829
              (57)                                  (487)                              (75,868)
 ------------------                    -------------------                    ------------------
              (17)                                   231                               (73,039)
 ------------------                    -------------------                    ------------------


             ----                                   ----                                  ----
           (4,664)                                18,478                                  ----
 ------------------                    -------------------                    ------------------
           (4,664)                                18,478                                  ----
 ------------------                    -------------------                    ------------------

            6,354                                  4,914                                  ----
 ------------------                    -------------------                    ------------------


  $         1,673                        $        23,623                       $       (73,039)
 ==================                    ===================                    ==================


              Real Estate                            High Yield                           Money Market
-------------------------------------- -------------------------------------- --------------------------------------

       2009                2008               2009                2008               2009               2008
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

  $           (17)   $          (168)    $           231    $         3,231    $       (73,039)   $        (4,768)
           (4,664)           (30,909)             18,478             (3,741)              ----               ----
            6,354              8,902               4,914             (2,975)              ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

            1,673            (22,175)             23,623             (3,485)           (73,039)            (4,768)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----               ----               3,886               ----          1,331,695          2,211,345
            2,054           (140,021)            (26,259)           118,023         (2,486,536)         1,392,067
             ----                (42)               ----           (117,976)        (2,348,577)        (4,945,891)
             ----               ----                ----               ----               ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
            2,054           (140,063)            (22,373)                47         (3,503,418)        (1,342,479)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

            3,727           (162,238)              1,250             (3,438)        (3,576,457)        (1,347,247)
            7,684            169,922              21,177             24,615         10,056,327         11,403,574
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
  $        11,411    $         7,684     $        22,427    $        21,177    $     6,479,870    $    10,056,327
=================== ================== ================== =================== ================== ===================

                                     FS-47

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Pimco
                                                                            ----------------------------------------

                                                                                Commodity
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2009
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $       399,394
   Mortality and expense risk charge                                                 (35,391)
                                                                            ------------------
Net investment income(loss)                                                          364,003
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                   679,312
   Net realized gain(loss) on sale of fund shares                                   (810,104)
                                                                            ------------------
Net realized gain(loss)                                                             (130,792)
                                                                            ------------------

Change in unrealized appreciation/depreciation                                     2,023,096
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $     2,256,307
                                                                            ==================


                                                                                           Commodity
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                2009                  2008
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $       364,003       $       383,503
   Net realized gain(loss)                                                          (130,792)               27,939
   Net change in unrealized appreciation/depreciation                              2,023,096            (4,842,214)
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                 2,256,307            (4,430,772)
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                               403,340               563,619
   Subaccounts transfers (including fixed account), net                              749,610               673,385
   Transfers for policyowner benefits and terminations                              (490,751)             (332,665)
   Policyowner maintenance charges                                                    (2,118)                 (869)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                 660,081               903,470
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                             2,916,388            (3,527,302)
Net assets at beginning of period                                                  5,390,685             8,917,987
                                                                            ------------------    ------------------
Net assets at end of period                                                  $     8,307,073       $     5,390,685
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                     FS-48

                 Pimco                                               American Century
 -------------------------------------- ----------------------------------------------------------------------------

    Total Return                              Mid Cap                           International
 ------------------                    -------------------                    ------------------

        2009                                   2009                                  2009
 ------------------                    -------------------                    ------------------

  $       106,578                        $        16,498                       $         9,820
          (13,579)                                (1,926)                               (3,241)
 ------------------                    -------------------                    ------------------
           92,999                                 14,572                                 6,579
 ------------------                    -------------------                    ------------------


          171,681                                   ----                                  ----
           10,763                                (41,161)                              (60,154)
 ------------------                    -------------------                    ------------------
          182,444                                (41,161)                              (60,154)
 ------------------                    -------------------                    ------------------

          (21,934)                                98,501                               204,383
 ------------------                    -------------------                    ------------------


  $       253,509                        $        71,912                       $       150,808
 ==================                    ===================                    ==================


             Total Return                             Mid Cap                             International
-------------------------------------- -------------------------------------- --------------------------------------

       2009                2008               2009                2008               2009               2008
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

  $        92,999    $          ----     $        14,572    $        (1,147)   $         6,579     $        (1,488)
          182,444               ----             (41,161)           (13,703)           (60,154)            (36,249)
          (21,934)              ----              98,501            (63,504)           204,383            (250,617)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          253,509               ----              71,912            (78,354)           150,808            (288,354)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


        1,532,661               ----              96,294             29,583             45,448              16,874
        5,203,164               ----            (233,986)           535,230            472,762             721,549
         (156,570)              ----             (21,567)           (15,913)           (81,993)            (15,641)
           (6,316)              ----                (595)              (600)               (50)                 (2)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
        6,572,939               ----            (159,854)           548,300            436,167             722,780
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        6,826,448               ----             (87,942)           469,946            586,975             434,426
             ----               ----             469,946               ----            434,426                ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
  $     6,826,448    $          ----     $       382,004    $       469,946    $     1,021,401     $       434,426
=================== ================== ================== =================== ================== ===================

                                     FS-49

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                      Franklin Templeton
                                                                            ----------------------------------------

                                                                              Global Inc.
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2009
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $       465,875
   Mortality and expense risk charge                                                 (19,514)
                                                                            ------------------
Net investment income(loss)                                                          446,361
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----
   Net realized gain(loss) on sale of fund shares                                     10,726
                                                                            ------------------
Net realized gain(loss)                                                               10,726
                                                                            ------------------

Change in unrealized appreciation/depreciation                                       116,469
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $       573,556
                                                                            ==================


                                                                                          Global Inc.
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                2009                  2008
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $       446,361       $        10,178
   Net realized gain(loss)                                                            10,726                (5,630)
   Net change in unrealized appreciation/depreciation                                116,469                61,212
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   573,556                65,760
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                               974,574               142,822
   Subaccounts transfers (including fixed account), net                            2,427,976             1,987,323
   Transfers for policyowner benefits and terminations                              (256,472)              (70,953)
   Policyowner maintenance charges                                                    (4,432)                 (997)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                               3,141,646             2,058,195
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                             3,715,202             2,123,955
Net assets at beginning of period                                                  2,123,955                  ----
                                                                            ------------------    ------------------
Net assets at end of period                                                  $     5,839,157       $     2,123,955
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                     FS-50

                                     MFS                                                     Summit
 ---------------------------------------------------------------------------- --------------------------------------

   Utilities IC                             Research                             Natural Res
 ------------------                    -------------------                    ------------------

        2009                                   2009                                  2009
 ------------------                    -------------------                    ------------------

  $        11,720                        $         2,051                       $         3,894
           (1,591)                                (8,080)                               (5,046)
 ------------------                    -------------------                    ------------------
           10,129                                 (6,029)                               (1,152)
 ------------------                    -------------------                    ------------------


             ----                                   ----                                  ----
          (46,521)                                32,005                               (61,323)
 ------------------                    -------------------                    ------------------
          (46,521)                                32,005                               (61,323)
 ------------------                    -------------------                    ------------------

          126,513                                480,824                               355,086
 ------------------                    -------------------                    ------------------


  $        90,121                        $       506,800                       $       292,611
 ==================                    ===================                    ==================


             Utilities IC                             Research                             Natural Res
-------------------------------------- -------------------------------------- --------------------------------------

       2009                2008               2009                2008               2009               2008
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

  $        10,129    $          (824)    $        (6,029)   $           (90)   $        (1,152)   $        (1,020)
          (46,521)           (39,024)             32,005             (2,569)           (61,323)          (104,830)
          126,513            (93,397)            480,824             (8,650)           355,086           (233,653)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           90,121           (133,245)            506,800            (11,309)           292,611           (339,503)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           82,098             20,776             786,927             36,202            118,805             64,748
          442,216            302,326           1,844,064             28,833            854,508            628,510
          (91,884)            (5,359)            (96,884)              ----            (36,635)           (16,377)
             (111)               (18)             (7,230)                (1)              (182)               (56)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          432,319            317,725           2,526,877             65,034            936,496            676,825
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          522,440            184,480           3,033,677             53,725          1,229,107            337,322
          184,480               ----              53,725               ----            337,322               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
  $       706,920    $       184,480     $     3,087,402    $        53,725    $     1,566,429    $       337,322
=================== ================== ================== =================== ================== ===================

                                     FS-51

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Summit
                                                                            ----------------------------------------

                                                                                  Zenith
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2009
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $         2,180
   Mortality and expense risk charge                                                    (559)
                                                                            ------------------
Net investment income(loss)                                                            1,621
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       237
   Net realized gain(loss) on sale of fund shares                                       (917)
                                                                            ------------------
Net realized gain(loss)                                                                 (680)
                                                                            ------------------

Change in unrealized appreciation/depreciation                                        21,485
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $        22,426
                                                                            ==================


                                                                                            Zenith
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                2009                  2008
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $         1,621       $           496
   Net realized gain(loss)                                                              (680)                  239
   Net change in unrealized appreciation/depreciation                                 21,485                 2,118
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    22,426                 2,853
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  ----                  ----
   Subaccounts transfers (including fixed account), net                                3,116               101,079
   Transfers for policyowner benefits and terminations                               (10,594)                 ----
   Policyowner maintenance charges                                                       (47)                   (2)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                  (7,525)              101,077
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                                14,901               103,930
Net assets at beginning of period                                                    103,930                  ----
                                                                            ------------------    ------------------
Net assets at end of period                                                  $       118,831       $       103,930
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                     FS-52

                Summit                                T. Rowe                            Morgan Stanley
 -------------------------------------- ------------------------------------- --------------------------------------
                                                                                  Emerging
      S&P 500                               Blue Chip                              Markets
 ------------------                    -------------------                    ------------------

        2009                                   2009                                  2009
 ------------------                    -------------------                    ------------------

  $         3,979                        $          ----                       $          ----
           (1,101)                               (25,724)                              (12,444)
 ------------------                    -------------------                    ------------------
            2,878                                (25,724)                              (12,444)
 ------------------                    -------------------                    ------------------


            2,756                                   ----                                  ----
            4,929                               (122,385)                              (87,406)
 ------------------                    -------------------                    ------------------
            7,685                               (122,385)                              (87,406)
 ------------------                    -------------------                    ------------------

           18,555                              1,835,491                             1,170,437
 ------------------                    -------------------                    ------------------


  $        29,118                        $     1,687,382                       $     1,070,587
 ==================                     ==================                    ===================


                S&P 500                              Blue Chip                          Emerging Markets
-------------------------------------- -------------------------------------- --------------------------------------

       2009                2008               2009                2008               2009               2008
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

  $         2,878    $         2,752     $       (25,724)   $        (4,103)   $       (12,444)    $        (2,674)
            7,685                 12            (122,385)          (166,620)           (87,406)            111,388
           18,555              1,375           1,835,491         (1,225,658)         1,170,437            (698,881)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           29,118              4,139           1,687,382         (1,396,381)         1,070,587            (590,167)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


            1,500                125             797,493            243,097            514,913             112,636
           51,102            168,937             954,815          4,610,847          2,442,855           1,471,130
          (29,215)              ----            (488,954)          (160,642)           (98,334)            (59,886)
             (147)                (4)             (8,776)            (2,612)            (3,472)               (981)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
           23,240            169,058           1,254,578          4,690,690          2,855,962           1,522,899
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           52,358            173,197           2,941,960          3,294,309          3,926,549             932,732
 173,197                        ----           3,294,309   ----                        932,732                ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
  $       225,555    $       173,197     $     6,236,269    $     3,294,309    $     4,859,281     $       932,732
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                          NOTES TO FINANCIAL STATEMENTS
                FOR THE PERIODS ENDED DECEMBER 31, 2009 AND 2008

1.  ORGANIZATION
----------------

    Ameritas Life Insurance Corp. Separate Account LLVA (the "Account") was established on October 26, 1995, under Nebraska law. The assets of the Account are held by Ameritas Life Insurance Corp. (ALIC) (an indirect wholly owned subsidiary of UNIFI Mutual Holding Company), are segregated from all of ALIC's other assets and are used only to support the variable annuity products issued by ALIC.

    Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

    The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund. At December 31, 2009 there are ninety-two subaccounts available within the Account listed as follows:

     Calvert Asset Management Company, Inc.                   Fidelity Management & Research Company,
     (Advisor) (See Note 3)                                    continued
       Calvert (Fund)                                           Fidelity, continued
        *Balanced (Subaccount)                                   *Growth IC
        *International Equity                                     (Commenced November 17, 2005)
        *Mid Cap                                                 *High Income IC
        *Social Equity                                            (Commenced August 29, 2005)
         (Commenced August 15, 2005)                             *High Income SC
                                                                 *Contrafund IC
       Ameritas                                                   (Commenced August 18, 2005)
        *MidCap                                                  *Contrafund SC
        *Small Cap                                               *Mid Cap IC
        *Core Strategies                                          (Commenced June 30, 2005)
         (Commenced April 30, 2008)                              *Mid Cap SC
                                                                 *Strategic
     Deutsche Investment Management                               (Commenced May 6, 2008)
     Americas Inc.
       Scudder                                                Invesco AIM Advisors, Inc.
        *Small Cap                                              AIM
        *Small Mid Value                                         *Financial
         (Commenced April 30, 2008)                              *Health
        *Thematic                                                *Technology
         (Commenced May 16, 2008)                                *Intl. Growth
        *HealthCare                                               (Commenced May 6, 2008)
         (Commenced June 20, 2008)                               *Leisure
                                                                  (Commenced June 23, 2008)
     Fidelity Management & Research Company
       Fidelity                                               Janus Capital Management LLC
        *Overseas IC                                            Janus
         (Commenced December 28, 2005)                           *Growth (formerly Janus Aspen Large Cap
        *Inv. Grade Bond IC                                         Growth Portfolio)
        *Equity Income IC
         (Commenced October 10, 2005)

                                     FS-54

1.  ORGANIZATION, continued
----------------------------

     Neuberger Berman Management LLC                          Wellington Management Company, LLP
       Neuberger Berman                                         Vanguard
        *Balanced                                                *High Yield Bond
        *Growth                                                  *Balanced
        *Bond                                                     (Commenced October 28, 2005)
        *Partners
        *Regency                                              Schroder Investment Management North America, Inc.
         (Commenced July 29, 2008)                            and Baillie Gifford Overseas Ltd.
                                                                Vanguard
     Rydex Investments                                           *International
       Rydex
        *Nova                                                 Barrow, Hanley, Mewhinney & Strauss, Inc.
        *NASDAQ (formerly OTC Portfolio (OTC))                  Vanguard
        *Precious Metals                                         *Diversified
        *Inv. S&P 500
        *Gov. Long Bond                                       Granahan Investment Management, Inc. and
        *Inverse NASDAQ                                        Grantham, Mayo, Van Otterloo & Co. LLC
         (Commenced August 22, 2005)                            Vanguard
        *Inv. Long Bond                                          *Small Company Growth
         (Commenced January 30, 2006)
        *Russell                                              Wells Fargo Funds Management, LLC
         (Commenced August 8, 2005)                             Wells Fargo
        *Sector Rotation (formerly Rydex Sector                  *Discovery
           Rotation fund Portfolio)                               (Commenced April 8, 2005)
         (Commenced October 5, 2005)                             *Opportunity

     Third Avenue Management LLC                              ProFunds Advisors LLC
       Third Avenue                                             ProFunds
        *Value                                                   *Bull
                                                                  (Commenced July 6, 2005)
     The Vanguard Group. Inc.                                    *Europe
       Vanguard                                                   (Commenced September 5, 2005)
        *Money Market                                            *Mid-Cap
        *Equity Index                                             (Commenced June 30, 2005)
        *Total Bond                                              *NASDAQ-100
        *REIT Index                                               (Commenced July 6, 2005)
        *Mid-Cap                                                 *Small-Cap
        *Stock Market Index                                       (Commenced July 6, 2005)
         (Commenced November 3, 2005)                            *Small-Cap Value
                                                                  (Commenced September 30, 2005)
     The Vanguard Group. Inc.  and Wellington Management         *Classic Dow
     Company, LLP                                                 (Commenced May 5, 2006)
       Vanguard                                                  *Bear
        *Equity Income                                            (Commenced June 24, 2005)
                                                                 *Short NASDAQ
     AllianceBernstein L.P. and William Blair &                   (Commenced June 30, 2005)
     Company, L.L.C.                                             *Short Small-Cap
       Vanguard                                                   (Commenced August 8, 2005)
        *Growth                                                  *Short Dow
                                                                  (Commenced May 12, 2006)
                                                                 *UltraMid
                                                                  (Commenced September 6, 2005)

                                     FS-55

1.  ORGANIZATION, continued
---------------------------

     ProFunds Advisors LLC, continued                         American Century Global Investment Management, Inc.
       ProFunds, continued                                      American Century
        *UltraOTC                                                *International
         (Commenced June 24, 2005)                                (Commenced May 16, 2008)
        *UltraSmall
         (Commenced September 6, 2005)                        Templeton Global Advisors Limited
        *UltraBull                                              Franklin Templeton
         (Commenced June 24, 2005)                               *Global Inc. (formerly Templeton Global
        *U.S. Gov. Plus                                             Income Securities Fund)
         (Commenced August 24, 2005)                              (Commenced April 30, 2008)
        *Opportunity
         (Commenced August 8, 2005)                           Massachusetts Financial Service Company
        *Oil & Gas                                              MFS
         (Commenced July 5, 2005)                                *Utilities IC
        *Precious Metals                                          (Commenced April 30, 2008)
         (Commenced September 15, 2005)                          *Research
        *Real Estate                                              (Commenced May 19, 2008)
         (Commenced September 23, 2005)
        *High Yield                                           Calvert Asset Management Company, Inc.
         (Commenced October 28, 2005)                         (See Note 3)
        *Money Market                                           Summit
         (Commenced June 9, 2005)                                *Natural Res
                                                                  (Commenced May 12, 2008)
     Pacific Investment Management Company LLC                   *Zenith
       Pimco                                                      (Commenced December 12, 2008)
        *Commodity                                               *S&P 500
         (Commenced December 14, 2005)                            (Commenced December 12, 2008)
        *Total Return
         (Commenced May 1, 2009)                              T. Rowe Prices Associates, Inc.
                                                                T. Rowe
     American Century Investment Management, Inc.                *Blue Chip
       American Century                                           (Commenced April 30, 2008)
        *Mid Cap
         (Commenced April 30, 2008)                           Morgan Stanley Investment Management Inc.,
                                                                Morgan Stanley
                                                                 *Emerging Markets
                                                                  (Commenced April 30, 2008)

2.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
------------------------------------------------------------------------

    BASIS OF ACCOUNTING
    The financial statements included herein have been prepared in accordance with accounting principles accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

    USE OF ESTIMATES
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES,
-------------------------------------------------------------------------
continued
---------

    INVESTMENTS
    The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

    Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

    ACCOUNTING PRONOUNCEMENTS
    Effective January 1, 2008, the Account adopted new guidance on Fair Value Measurements issued by the Financial Accounting Standards Board. This guidance establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The adoption of the guidance had no impact on any subaccounts' financial position or results of operations.

    The Fair Value Measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The guidance requires that each asset and liability carried at fair value be classified into one of the following categories:

     o Level 1 - Quoted market prices in active markets for identical assets or liabilities.
     o Level 2 - Observable market based inputs or unobservable inputs that are corroborated by market data.
     o Level 3 - Unobservable inputs that are not corroborated by market data.

    Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

    FEDERAL AND STATE TAXES
    The operations of the Account form a part of and are taxed with the operations of ALIC. ALIC is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

3.  RELATED PARTIES
-------------------

    Affiliates of ALIC provided management, administrative and investment advisory services for the Ameritas, Calvert and Summit subaccounts for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2009 and 2008, as follows:

                                                                                                   Management/
                                                                       Investment Advisory       Administrative
                                                                               Fee                    Fee
                                                                     ----------------------  -----------------------
     Ameritas:
       MidCap                                                               0.00800                 0.00050
       Small Cap                                                            0.00850                 0.00050
       Core Strategies                                                      0.00750                 0.00050
     Calvert:
       Balanced                                                             0.00425                 0.00275
       International Equity                                                 0.00750                 0.00350
       Mid Cap                                                              0.00650                 0.00250
       Social Equity                                                        0.00500                 0.00200
     Summit:
       Natural Res                                                          0.00550                 0.00100
       Zenith                                                               0.00640                 0.00100
       S&P 500                                                              0.00250                 0.00100

    On December 12, 2008, Calvert Asset Management Company (CAMCO) consummated a transaction with Summit Investment Partners, Inc., an affiliated entity, whereby CAMCO became the investment advisor to the Summit Mutual Funds, Inc.

4.  PURCHASES AND SALES OF INVESTMENTS
--------------------------------------

    The cost of purchases and proceeds from sales of investments in the subaccounts for the periods ended December 31, 2009 were as follows:

                                                                           Purchases                 Sales
                                                                     ----------------------  -----------------------
     Calvert:
       Balanced                                                        $          225,133      $          222,653
       International Equity                                                        73,691                 101,610
       Mid Cap                                                                       ----                  61,191
       Social Equity                                                               63,566                  66,502

     Ameritas:
       MidCap                                                                     114,569                 129,209
       Small Cap                                                                   17,093                 364,376
       Core Strategies                                                            868,086                 434,193

     Scudder:
       Small Cap                                                                   61,616                  40,771
       Small Mid Value                                                          1,590,061                 826,192
       Thematic                                                                   289,911                  44,240
       HealthCare                                                                 369,318                 199,277

                                     FS-58

4.  PURCHASES AND SALES OF INVESTMENTS, continued
-------------------------------------------------
                                                                           Purchases                  Sales
                                                                     -----------------------  ----------------------
     Fidelity:
       Overseas IC                                                     $        1,349,101      $        1,155,272
       Inv. Grade Bond IC                                                       5,319,437               3,129,962
       Equity Income IC                                                           256,758                 378,088
       Growth IC                                                                  332,747               1,034,886
       High Income IC                                                           3,164,481                 907,756
       High Income SC                                                           1,675,934               1,842,706
       Contrafund IC                                                            2,325,122               3,974,838
       Contrafund SC                                                            1,002,957               2,471,284
       Mid Cap IC                                                               1,614,659               1,462,788
       Mid Cap SC                                                                 224,435                 177,809
       Strategic                                                                1,288,471                 376,981

     AIM:
       Financial                                                                   53,562                  39,917
       Health                                                                       3,116                  22,085
       Technology                                                                  31,586                  27,812
       Intl. Growth                                                               394,325                 200,163
       Leisure                                                                     59,302                  32,973

     Janus:
       Growth                                                                         182                  18,270

     Neuberger Berman:
       Balanced                                                                    19,272                   9,419
       Growth                                                                         112                  52,248
       Bond                                                                        25,324                 182,640
       Partners                                                                   669,390                 407,345
       Regency                                                                    203,995                  71,171

     Rydex:
       Nova                                                                     6,422,627               6,487,093
       NASDAQ                                                                   2,522,055               2,115,470
       Precious Metals                                                         13,283,987              12,669,908
       Inv. S&P 500                                                            12,042,383              11,988,830
       Gov. Long Bond                                                           1,652,916               1,808,201
       Inverse NASDAQ                                                           1,075,019               1,187,801
       Inv. Long Bond                                                           1,325,482                 653,036
       Russell                                                                    461,449                 474,311
       Sector Rotation                                                            165,333                 330,338

     Third Avenue:
       Value                                                                    3,924,382               3,769,485

     Vanguard:
       Money Market                                                            32,989,448              49,918,338
       Equity Index                                                             3,746,947               3,441,410
       Total Bond                                                               8,525,603               8,469,072
       REIT Index                                                               1,942,244               1,682,341

                                     FS-59

4.  PURCHASES AND SALES OF INVESTMENTS, continued
-------------------------------------------------
                                                                           Purchases                  Sales
                                                                     -----------------------  ----------------------
     Vanguard, continued:
       Mid-Cap                                                         $        1,695,925      $        2,571,190
       Stock Market Index                                                       2,531,679               1,681,179
       Equity Income                                                            1,966,322               2,422,956
       Growth                                                                     990,451               1,274,279
       High Yield Bond                                                          3,020,705               2,347,065
       Balanced                                                                 1,650,522               1,212,958
       International                                                            3,650,502               6,030,583
       Diversified                                                              3,835,504               3,919,746
       Small Company Growth                                                     1,982,848               2,049,856

     Wells Fargo:
       Discovery                                                                   12,558                  62,645
       Opportunity                                                                 13,716                  35,150

     ProFunds:
       Bull                                                                     7,385,662               7,980,330
       Europe                                                                      28,927                  35,922
       Mid-Cap                                                                      8,583                  62,214
       NASDAQ-100                                                               5,313,244               5,179,232
       Small-Cap                                                                4,648,387               4,542,078
       Small-Cap Value                                                                  6                  14,685
       Classic Dow                                                              5,157,338               5,021,670
       Bear                                                                    10,993,393               9,629,133
       Short NASDAQ                                                             7,060,373               7,124,422
       Short Small-Cap                                                          5,484,867               5,313,365
       Short Dow                                                                5,600,401               5,272,220
       UltraMid                                                                 3,240,672               3,138,249
       UltraOTC                                                                   886,824                 951,761
       UltraSmall                                                               2,088,202               1,971,388
       UltraBull                                                                2,699,532               2,681,720
       U.S. Gov. Plus                                                           1,235,302                 997,067
       Opportunity                                                              4,564,629               4,560,380
       Oil & Gas                                                                  726,901                 690,115
       Precious Metals                                                          2,661,065               2,244,094
       Real Estate                                                                  9,484                   7,446
       High Yield                                                                 327,116                 349,258
       Money Market                                                            47,024,239              50,600,697

     Pimco:
       Commodity                                                                3,543,024               1,839,628
       Total Return                                                             7,259,460                 421,840

     American Century:
       Mid Cap                                                                    207,372                 352,654
       International                                                              669,650                 226,904

     Franklin Templeton:
       Global Inc.                                                              4,608,404               1,020,397

                                     FS-60

4.  PURCHASES AND SALES OF INVESTMENTS, continued
-------------------------------------------------
                                                                           Purchases                  Sales
                                                                     -----------------------  ----------------------
     MFS:
       Utilities IC                                                    $          721,077      $          278,628
       Research                                                                 2,785,424                 264,576

     Summit:
       Natural Res                                                              1,725,720                 790,375
       Zenith                                                                       5,653                  11,321
       S&P 500                                                                    553,229                 524,355

     T. Rowe:
       Blue Chip                                                                2,545,889               1,317,034

     Morgan Stanley:
       Emerging Markets                                                         4,433,435               1,589,916

5.  FINANCIAL HIGHLIGHTS
------------------------

    The unit value, units, net assets, investment income ratio (Inv. Income Ratio), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded).

    Inv. Income Ratio - The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

    Total returns and expense ratios in this disclosure may not be applicable to all policies.

    Expense Ratio - The Expense Ratio represents the annualized contract expenses of the subccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. These fees range between .55 percent and .90 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $25 per policy annually, depending on the product selected.

    Total Return - The Total Return represents the change in the unit value reported year-to-date, however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units.

                                    At December 31                        For the Periods Ended December 31
                    -------------------------------------------------------------------------------------------------
                                                                        Inv.
                           Unit                         Net Assets     Income        Expense            Total
                         Value ($)          Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ -------------- -------------- ----------- -------------- ---------------------
                      Min      Max                                                                Min       Max

 Calvert:
 Balanced
 --------
 2009                   1.83    2.14         469,068       890,491     2.40          0.55          24.61     24.61
 2008                   1.47    1.71         489,630       746,712     2.91          0.55         (31.70)   (31.70)
 2007                   2.15    2.51         485,571     1,130,594     2.41          0.55           2.19      2.19
 2006                   2.10    2.46         481,854     1,091,088     3.50          0.55           6.48      8.18
 2005                   2.27    2.27         198,390       450,317     1.75          0.55           5.07      5.07

                                     FS-61

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    -------------------------------------------------------------------------------------------------
                                                                        Inv.
                           Unit                         Net Assets     Income        Expense            Total
                         Value ($)          Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ -------------- -------------- ----------- -------------- ---------------------
                      Min      Max                                                                Min       Max

 Calvert, continued:
 International Equity
 --------------------
 2009                  14.93   17.06          57,975       870,304     0.64          0.55          20.98     20.98
 2008                  12.34   14.10          59,693       741,844     2.22          0.55         (47.28)   (47.28)
 2007                  23.41   26.75          61,574     1,490,854     1.05          0.55           2.01      2.01
 2006                  22.95   26.22          60,303     1,422,269     0.83          0.55          26.83     26.83
 2005                  18.09   20.67          32,530       664,534     0.64          0.55           7.69      9.34

 Mid Cap
 -------
 2009                  25.26   26.30          23,376       595,166     ----          0.55          31.29     31.29
 2008                  19.24   20.03          26,417       512,042     ----          0.55         (37.54)   (37.54)
 2007                  30.80   32.07          31,613       980,181     ----          0.55           9.56      9.56
 2006                  28.11   29.28          18,987       540,524     ----          0.55           6.29      6.29
 2005                  26.45   27.54           8,629       236,292     ----          0.55          (0.13)     3.87

 Social Equity
 -------------
 2009                  18.04   18.04          39,480       712,271     0.41          0.55          33.53     33.53
 2008                  13.51   13.51          41,306       558,097     ----          0.55         (36.15)   (36.15)
 2007                  21.16   21.16          43,493       920,312     ----          0.55           9.38      9.38
 2006                  19.34   19.34          33,799       653,811     ----          0.55           9.46      9.46
 2005                  17.67   17.67           5,529        97,716     0.10          0.55           0.36      0.36

 Ameritas:
 MidCap
 ------
 2009                  38.54   38.54          10,985       423,356     ----          0.55          51.13     51.13
 2008                  25.50   25.50          11,396       290,630     ----          0.55         (57.72)   (57.72)
 2007                  60.31   60.31          16,296       982,883     ----          0.55          33.94     33.94
 2006                  45.03   45.03           4,092       184,261     ----          0.55           8.65      8.65
 2005                  41.44   41.44           8,161       338,218     ----          0.55          10.67     10.67

 Small Cap
 ---------
 2009                  30.31   30.31          13,344       404,444     0.05          0.55          34.04     34.04
 2008                  22.61   22.61          29,103       658,096     ----          0.55         (37.35)   (37.35)
 2007                  36.09   36.09           6,448       232,714     ----          0.55          11.18     11.18
 2006                  32.46   32.46           3,586       116,422     ----          0.55          19.90     19.90
 2005                  27.07   27.07           1,467        39,715     ----          0.55           2.06      2.06

 Core Strategies
 ---------------
 2009                  17.40   17.41         102,006     1,775,400     1.54          0.55          42.65     42.65
 2008                  12.20   12.21          70,297       857,680     1.40          0.55         (36.22)   (35.42)
 2007                   ----    ----            ----          ----     ----          ----           ----      ----
 2006                   ----    ----            ----          ----     ----          ----           ----      ----
 2005                   ----    ----            ----          ----     ----          ----           ----      ----

                                     FS-62

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                     At December 31                        For the Periods Ended December 31
                    -------------------------------------------------------------------------------------------------
                                                                        Inv.
                           Unit                         Net Assets     Income        Expense            Total
                         Value ($)          Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ -------------- -------------- ----------- -------------- ---------------------
                      Min      Max                                                                Min       Max

 Scudder:
 Small Cap
 ---------
 2009                  14.88   14.88           8,760       130,348     1.54          0.55          25.88     25.88
 2008                  11.82   11.82           7,599        89,822     2.19          0.55         (34.49)   (34.49)
 2007                  18.04   18.04          57,376     1,035,175     0.84          0.55          (2.44)    (2.44)
 2006                  18.49   18.49          69,169     1,279,127     0.73          0.55          16.85     16.85
 2005                  15.83   15.83          87,077     1,378,097     0.57          0.55           3.69      3.69

 Small Mid Value
 ---------------
 2009                  10.19   10.19         222,089     2,263,643     1.18          0.55          28.99     29.00
 2008                   7.90    7.90         119,199       941,783     ----          0.55         (33.14)   (30.63)
 2007                   ----    ----            ----          ----     ----          ----           ----      ----
 2006                   ----    ----            ----          ----     ----          ----           ----      ----
 2005                   ----    ----            ----          ----     ----          ----           ----      ----

 Thematic
 --------
 2009                   8.24    8.32          50,028       416,478     0.93          0.55          18.49     43.04
 2008                   5.82    5.82          17,752       103,318     ----          0.55         (48.17)   (48.17)
 2007                   ----    ----            ----          ----     ----          ----           ----      ----
 2006                   ----    ----            ----          ----     ----          ----           ----      ----
 2005                   ----    ----            ----          ----     ----          ----           ----      ----

 HealthCare
 ----------
 2009                  11.45   11.46          37,086       424,652     1.25          0.55          21.52     21.52
 2008                   9.42    9.43          20,746       195,496     ----          0.55         (20.59)   (17.34)
 2007                   ----    ----            ----          ----     ----          ----           ----      ----
 2006                   ----    ----            ----          ----     ----          ----           ----      ----
 2005                   ----    ----            ----          ----     ----          ----           ----      ----

 Fidelity:
 Overseas IC
 -----------
 2009                  19.86   19.86         191,471     3,802,194     2.37          0.55          25.84     25.84
 2008                  15.78   15.78         188,150     2,969,093     2.52          0.55         (44.11)   (44.11)
 2007                  28.24   28.24         204,122     5,763,711     3.38          0.55          16.67     16.67
 2006                  24.20   24.20         175,855     4,256,169     0.07          0.55          17.44     17.44
 2005                  20.61   20.61           2,193        45,188     ----          0.55           0.24      0.24

 Inv. Grade Bond IC
 ------------------
 2009                  15.18   19.64         716,776    10,956,118     8.37          0.55          15.09     15.09
 2008                  13.19   17.06         617,787     8,197,730     3.69          0.55          (3.78)    (3.78)
 2007                  13.71   17.73         464,686     6,671,554     3.62          0.55           3.77      3.77
 2006                  13.21   17.09         347,466     4,889,147     2.30          0.55           3.78      3.78
 2005                  12.73   16.46         100,187     1,568,234     3.46          0.55           (.30)     1.63

                                     FS-63

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    -------------------------------------------------------------------------------------------------
                                                                        Inv.
                           Unit                         Net Assets     Income        Expense            Total
                         Value ($)          Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ -------------- -------------- ----------- -------------- ---------------------
                      Min      Max                                                                Min       Max

 Fidelity, continued:
 Equity Income IC
 ----------------
 2009                  22.70   22.70          83,908     1,904,308     2.35          0.55          29.50     29.50
 2008                  17.53   17.53          92,690     1,624,467     2.36          0.55         (42.97)   (42.97)
 2007                  30.73   30.73         107,439     3,301,641     1.74          0.55           0.97      0.97
 2006                  30.43   30.43         114,257     3,477,339     3.69          0.55          19.54     19.54
 2005                  25.46   25.46           1,082        27,551     ----          0.55           6.35      6.35

 Growth IC
 ---------
 2009                  30.29   30.29          75,579     2,289,503     0.43          0.55          27.59     27.59
 2008                  23.74   23.74         104,673     2,485,255     0.82          0.55         (47.46)   (47.46)
 2007                  45.19   45.19         107,623     4,863,314     0.82          0.55          26.27     26.27
 2006                  35.79   35.79          86,264     3,087,216     0.01          0.55           6.27      6.27
 2005                  33.68   33.68             377        12,692     ----          0.55           0.92      0.92

 High Income IC
 --------------
 2009                   8.02    8.02         566,445     4,543,197    10.69          0.55          43.17     43.17
 2008                   5.60    5.60         285,316     1,598,368    12.65          0.55         (25.40)   (25.40)
 2007                   7.51    7.51         164,712     1,236,847     8.30          0.55           2.22      2.22
 2006                   7.35    7.35         134,373       987,107    15.79          0.55          10.63     10.63
 2005                   6.64    6.64           4,863        32,289    17.01          0.55           0.76      0.76

 High Income SC
 --------------
 2009                   9.96    9.96          67,609       673,141     7.06          0.55          42.99     42.99
 2008                   6.96    6.96          95,260       663,299     6.03          0.55         (25.47)   (25.47)
 2007                   9.34    9.34         233,765     2,184,110     8.20          0.55           2.09      2.09
 2006                   9.15    9.15         427,486     3,912,245     7.91          0.55          10.57     10.57
 2005                   8.28    8.28         950,658     7,868,414    13.95          0.55           1.96      1.96

 Contrafund IC
 -------------
 2009                  31.05   31.05         462,986    14,375,156     1.38          0.55          34.97     34.97
 2008                  23.00   23.00         535,745    12,324,624     1.06          0.55         (42.83)   (42.83)
 2007                  40.24   40.24         503,855    20,274,232     1.00          0.55          16.95     16.95
 2006                  34.41   34.41         456,566    15,709,378     1.65          0.55          11.11     11.11
 2005                  30.97   30.97          22,757       704,744     ----          0.55           8.85      8.85

 Contrafund SC
 -------------
 2009                  31.42   31.42         159,662     5,016,972     1.27          0.55          34.92     34.92
 2008                  23.29   23.29         229,913     5,354,485     1.07          0.55         (42.93)   (42.93)
 2007                  40.81   40.81         217,488     8,875,080     0.80          0.55          16.86     16.86
 2006                  34.92   34.92         371,194    12,961,788     1.47          0.55          10.98     10.98
 2005                  31.46   31.46         105,776     3,328,150     0.14          0.55          16.21     16.21

                                     FS-64

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    -------------------------------------------------------------------------------------------------
                                                                        Inv.
                           Unit                         Net Assets     Income        Expense            Total
                         Value ($)          Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ -------------- -------------- ----------- -------------- ---------------------
                      Min      Max                                                                Min       Max

 Fidelity, continued:
 Mid Cap IC
 ----------
 2009                  37.88   37.88         210,022     7,954,634     0.71          0.55          39.32     39.32
 2008                  27.19   27.19         207,460     5,639,934     0.49          0.55         (39.77)   (39.77)
 2007                  45.14   45.14         187,619     8,469,044     0.90          0.55          14.99     14.99
 2006                  39.25   39.25         169,764     6,664,040     0.05          0.55          12.08     12.08
 2005                  35.02   35.02           8,368       293,051     ----          0.55          14.53     14.53

 Mid Cap SC
 ----------
 2009                  37.68   37.68          29,568     1,114,124     0.64          0.55          39.25     39.25
 2008                  27.06   27.06          29,289       792,554     0.32          0.55         (39.84)   (39.84)
 2007                  44.98   44.98          36,668     1,649,310     0.68          0.55          14.85     14.85
 2006                  39.16   39.16          52,554     2,058,195     0.24          0.55          11.98     11.98
 2005                  34.97   34.97         170,540     5,964,555     ----          0.55          17.56     17.56

 Strategic
 ---------
 2009                  12.24   12.26         116,996     1,432,332     6.42          0.55          29.31     29.31
 2008                   9.47    9.48          40,254       381,141     9.69          0.55         (11.58)    (9.96)
 2007                   ----    ----            ----          ----     ----          ----           ----      ----
 2006                   ----    ----            ----          ----     ----          ----           ----      ----
 2005                   ----    ----            ----          ----     ----          ----           ----      ----

 AIM:
 Financial
 ---------
 2009                   7.07    7.07           8,164        57,700     3.77          0.55          26.73     26.73
 2008                   5.58    5.58           5,955        33,210     4.94          0.55         (59.67)   (59.67)
 2007                  13.83   13.83           2,821        39,003     1.00          0.55         (22.64)   (22.64)
 2006                  17.87   17.87           6,562       117,296     2.08          0.55          15.81     15.81
 2005                  15.43   15.43           7,314       112,888     1.85          0.55           5.33      5.33

 Health
 ------
 2009                  20.98   20.98           2,252        47,250     0.31          0.55          26.98     26.98
 2008                  16.53   16.53           3,345        55,276     ----          0.55         (29.01)   (29.01)
 2007                  23.28   23.28           3,343        77,822     ----          0.55          11.24     11.24
 2006                  20.93   20.93           4,226        88,440     ----          0.55           4.66      4.66
 2005                  20.00   20.00           5,503       110,037     ----          0.55           7.56      7.56

 Technology
 ----------
 2009                  12.58   12.58           5,969        75,093     ----          0.55          56.54     56.54
 2008                   8.04    8.04           5,699        45,796     ----          0.55         (44.81)   (44.81)
 2007                  14.56   14.56           7,649       111,378     ----          0.55           7.11      7.11
 2006                  13.59   13.59          10,137       137,799     ----          0.55           9.88      9.88
 2005                  12.37   12.37          16,526       204,463     ----          0.55           1.62      1.62

                                     FS-65

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    -------------------------------------------------------------------------------------------------
                                                                        Inv.
                           Unit                         Net Assets     Income        Expense            Total
                         Value ($)          Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ -------------- -------------- ----------- -------------- ---------------------
                      Min      Max                                                                Min       Max

 AIM, continued:
 Intl. Growth
 ------------
 2009                  26.87   26.88          17,399       467,673     2.08          0.55          34.50     34.50
 2008                  19.98   19.98           8,790       175,662     1.01          0.55         (37.43)   (37.08)
 2007                   ----    ----            ----          ----     ----          ----           ----      ----
 2006                   ----    ----            ----          ----     ----          ----           ----      ----
 2005                   ----    ----            ----          ----     ----          ----           ----      ----

 Leisure
 -------
 2009                   6.55    9.50           3,844        36,526     4.13          0.55          (1.94)    32.05
 2008                   7.20    7.20           1,251         9,000     1.46          0.55         (34.28)   (34.28)
 2007                   ----    ----            ----          ----     ----          ----           ----      ----
 2006                   ----    ----            ----          ----     ----          ----           ----      ----
 2005                   ----    ----            ----          ----     ----          ----           ----      ----

 Janus:
 Growth
 ------
 2009                  21.30   21.30           1,893        40,319     0.51          0.55          35.61     35.61
 2008                  15.70   15.70           3,118        48,970     0.73          0.55         (40.05)   (40.05)
 2007                  26.20   26.20           4,306       112,804     0.71          0.55          14.46     14.46
 2006                  22.89   22.89           5,115       117,074     0.48          0.55          10.77     10.77
 2005                  20.66   20.66          69,274     1,431,254     0.37          0.55           3.72      3.72

 Neuberger Berman:
 Balanced
 --------
 2009                  23.87   23.87          15,817       377,500     3.37          0.55          21.80     21.80
 2008                  19.60   19.60          15,766       308,948     3.67          0.55         (39.48)   (39.48)
 2007                  32.38   32.38          17,328       561,064     1.19          0.55          14.97     14.97
 2006                  28.16   28.16          18,422       518,845     0.85          0.55          10.06     10.06
 2005                  25.59   25.59          19,254       492,686     0.77          0.55           8.59      8.59

 Growth
 ------
 2009                  37.12   37.12           2,512        93,230     ----          0.55          29.65     29.65
 2008                  28.63   28.63           4,640       132,841     ----          0.55         (43.99)   (43.99)
 2007                  51.12   51.12           7,427       379,630     ----          0.55          22.02     22.02
 2006                  41.89   41.89           4,728       198,041     ----          0.55          13.45     13.45
 2005                  36.93   36.93           6,346       234,318     ----          0.55          12.88     12.88

 Bond
 ----
 2009                  20.15   20.15           1,612        32,467     2.12          0.55          12.71     12.71
 2008                  17.88   17.88           9,992       178,603     4.34          0.55         (13.90)   (13.90)
 2007                  20.76   20.76          11,367       236,003     2.74          0.55           4.20      4.20
 2006                  19.93   19.93          12,235       243,785     3.26          0.55           3.63      3.63
 2005                  19.23   19.23          18,688       359,323     2.85          0.55           0.89      0.89

                                     FS-66

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    -------------------------------------------------------------------------------------------------
                                                                        Inv.
                           Unit                         Net Assets     Income        Expense            Total
                         Value ($)          Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ -------------- -------------- ----------- -------------- ---------------------
                      Min      Max                                                                Min       Max

 Neuberger Berman, continued:
 Partners
 --------
 2009                  15.30   27.37          64,157     1,478,010     2.71          0.55          55.22     55.22
 2008                   9.85   17.63          56,119       913,228     0.96          0.55         (54.61)   (52.65)
 2007                  37.24   37.24          18,981       706,916     0.60          0.55           8.73      8.73
 2006                  34.25   34.25          25,926       887,993     0.73          0.55          11.63     11.63
 2005                  30.68   30.68          41,916     1,286,125     1.16          0.55          17.40     17.40

 Regency
 -------
 2009                  12.56   12.79          13,733       175,407     3.97          0.55          36.21     45.76
 2008                   8.77    8.77           2,268        19,895     0.56          0.55         (39.70)   (39.70)
 2007                   ----    ----            ----          ----     ----          ----           ----      ----
 2006                   ----    ----            ----          ----     ----          ----           ----      ----
 2005                   ----    ----            ----          ----     ----          ----           ----      ----

 Rydex:
 Nova
 ----
 2009                   6.24    8.46          94,107       667,603     1.15          0.55          34.77     34.77
 2008                   4.63    6.28         125,159       671,178     0.40          0.55         (54.72)   (54.72)
 2007                  10.23   13.87          78,090       940,125     0.47          0.55           0.57      0.57
 2006                  10.17   13.79         395,249     5,329,823     1.55          0.55          18.62     18.62
 2005                   8.57   11.62         447,444     5,149,062     0.57          0.55           0.74      3.40

 NASDAQ
 ------
 2009                  15.64   16.08          79,856     1,252,555     ----          0.55          51.17     51.17
 2008                  10.34   10.63          52,939       550,387     0.13          0.55         (42.23)   (42.23)
 2007                  17.90   18.41          77,132     1,392,619     0.07          0.55          17.18     17.18
 2006                  15.28   15.71         310,432     4,856,795     ----          0.55           5.20      5.20
 2005                  14.52   14.93         328,201     4,896,859     ----          0.55           0.56      0.86

 Precious Metals
 ---------------
 2009                  13.00   13.47         472,733     6,288,045     ----          0.55          48.42     48.42
 2008                   8.76    9.07         447,339     4,000,811     ----          0.55         (38.90)   (38.90)
 2007                  14.34   14.85         340,976     4,989,846     ----          0.55          18.90     18.90
 2006                  12.06   12.49         304,041     3,741,211     ----          0.55          20.77     20.77
 2005                   9.99   10.34         146,643     1,465,837     ----          0.55          20.23     32.24

 Inv. S&P 500
 ------------
 2009                   4.74    5.27         181,645       921,357     ----          0.55         (27.95)   (27.95)
 2008                   6.58    7.32         173,915     1,207,070     0.92          0.55          38.48     38.48
 2007                   4.75    5.28         172,085       877,066     2.80          0.55           0.27      0.27
 2006                   4.74    5.27          93,469       464,437     2.47          0.55          (8.01)    (8.01)
 2005                   5.15    5.73         162,666       927,245     ----          0.55          (3.57)    (1.31)

                                     FS-67

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    -------------------------------------------------------------------------------------------------
                                                                        Inv.
                           Unit                         Net Assets     Income        Expense            Total
                         Value ($)          Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ -------------- -------------- ----------- -------------- ---------------------
                      Min      Max                                                                Min       Max

 Rydex, continued:
 Gov. Long Bond
 --------------
 2009                  12.76   16.72          66,101       873,001     2.32          0.55         (31.92)   (31.92)
 2008                  18.74   24.56          98,915     1,917,515     2.74          0.55          44.06     44.06
 2007                  13.01   17.05         122,027     1,690,171     3.59          0.55           9.16      9.16
 2006                  11.92   15.62          92,526     1,204,890     3.64          0.55          (3.87)    (3.67)
 2005                  16.21   16.21          30,759       498,611     3.14          0.55           7.13      7.13

 Inverse NASDAQ
 --------------
 2009                  16.34   16.34          11,207       183,077     0.09          0.55         (40.41)   (40.41)
 2008                  27.41   27.41          15,385       421,745     0.35          0.55          47.21     47.21
 2007                  18.62   18.62           5,161        96,106     2.91          0.55         (11.77)   (11.77)
 2006                  21.11   21.11           2,864        60,455     1.35          0.55          (1.70)    (1.70)
 2005                  21.51   21.51            ----          ----     ----          0.55          (6.24)    (6.24)

 Inv. Long Bond
 --------------
 2009                  17.51   17.51          46,269       810,311     ----          0.55          18.76     18.76
 2008                  14.75   14.75           6,777        99,946     0.46          0.55         (30.59)   (30.59)
 2007                  21.25   21.25           7,004       148,805     3.57          0.55          (5.04)    (5.04)
 2006                  22.37   22.37          10,490       234,706     6.09          0.55           5.19      5.19
 2005                   ----    ----            ----          ----     ----          ----           ----      ----

 Russell
 -------
 2009                  24.94   24.94          26,714       666,314     ----          0.55          32.58     32.58
 2008                  18.81   18.81          28,404       534,364     0.22          0.55         (51.63)   (51.63)
 2007                  38.90   38.90          20,979       815,994     2.03          0.55          (7.25)    (7.25)
 2006                  41.94   41.94          24,926     1,045,308     0.56          0.55          20.19     20.19
 2005                  34.89   34.89           2,332        81,370     0.42          0.55           1.73      1.73

 Sector Rotation
 ---------------
 2009                  12.79   12.79          84,356     1,078,731     0.09          0.55          26.60     26.60
 2008                  10.10   10.10          98,090       990,824     ----          0.55         (41.06)   (41.06)
 2007                  17.14   17.14         114,316     1,959,170     ----          0.55          22.07     22.07
 2006                  14.04   14.04          91,439     1,283,762     ----          0.55          10.78     10.78
 2005                  12.67   12.67           8,744       110,822     ----          0.55           4.22      4.22

 Third Avenue:
 Value
 -----
 2009                  24.97   26.03         386,378     9,807,394     ----          0.55          44.56     44.56
 2008                  17.28   18.00         485,016     8,534,628     0.78          0.55         (43.97)   (43.97)
 2007                  30.83   32.13         472,613    14,827,118     2.30          0.55          (5.33)    (5.33)
 2006                  32.57   33.94         381,483    12,620,684     1.43          0.55          15.15     15.15
 2005                  28.28   29.47         306,348     8,999,501     1.24          0.55          11.14     14.00

                                     FS-68

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    -------------------------------------------------------------------------------------------------
                                                                        Inv.
                           Unit                         Net Assets     Income        Expense            Total
                         Value ($)          Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ -------------- -------------- ----------- -------------- ---------------------
                      Min      Max                                                                Min       Max

 Vanguard:
 Money Market
 ------------
 2009                   1.14    1.20      33,313,069    38,281,301     0.65          0.55           0.06      0.06
 2008                   1.14    1.19      48,030,390    55,210,191     2.76          0.55           2.26      2.26
 2007                   1.11    1.17      48,131,794    54,415,617     5.10          0.55           4.66      4.66
 2006                   1.06    1.12      42,795,654    46,352,623     4.99          0.55           4.46      4.46
 2005                   1.02    1.07      20,580,095    21,857,602     3.11          0.55           1.58      2.62

 Equity Index
 ------------
 2009                  26.44   32.23         618,741    17,067,218     2.63          0.55          25.75     25.75
 2008                  21.02   25.63         639,316    14,112,873     2.34          0.55         (37.28)   (37.28)
 2007                  35.52   40.87         762,415    26,625,611     1.53          0.55           4.80      4.80
 2006                  31.99   38.99         631,029    20,791,601     0.56          0.55          15.08     15.08
 2005                  27.80   33.89          92,141     2,954,754     1.44          0.55           4.22      5.05

 Total Bond
 ----------
 2009                  13.61   16.11       1,882,851    26,088,751     4.25          0.55           5.36      5.36
 2008                  12.91   15.29       1,945,330    25,711,833     4.33          0.55           4.65      4.65
 2007                  12.34   14.61       1,935,914    24,310,003     3.42          0.55           6.40      6.40
 2006                  11.60   13.73       1,344,627    15,947,242     2.24          0.55           3.74      3.74
 2005                  11.18   13.23         405,719     4,881,337     2.41          0.55           0.09      1.84

 REIT Index
 ----------
 2009                  18.04   23.23         535,210     9,838,263     4.98          0.55          28.44     28.44
 2008                  14.04   18.09         580,363     8,310,315     3.25          0.55         (37.59)   (37.59)
 2007                  22.50   28.99         539,700    12,404,118     2.08          0.55         (17.06)   (17.06)
 2006                  27.13   34.95         661,898    18,456,625     0.71          0.55          34.19     34.19
 2005                  20.22   26.04          96,607     2,285,294     3.34          0.55           5.35     11.22

 Mid-Cap
 -------
 2009                  17.66   19.56         664,420    11,791,702     1.76          0.55          39.60     39.60
 2008                  12.65   14.01         777,122     9,873,957     1.61          0.55         (42.14)   (42.14)
 2007                  21.86   24.22         822,552    18,086,175     1.20          0.55           5.56      5.56
 2006                  20.71   22.94         787,017    16,397,767     0.26          0.55          13.13     13.13
 2005                  18.31   20.28          82,297     1,606,048     0.79          0.55           5.11     13.35

 Stock Market Index
 ------------------
 2009                  28.19   28.19         346,340     9,762,390     1.82          0.55          27.55     27.55
 2008                  22.10   22.10         327,549     7,238,303     1.49          0.55         (37.63)   (37.63)
 2007                  35.43   35.43         304,394    10,784,409     0.99          0.55           4.59      4.59
 2006                  33.88   33.88         265,291     8,986,977     0.10          0.55          14.89     14.89
 2005                  29.48   29.48           5,337       157,346     ----          0.55           2.70      2.70

                                     FS-69

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    -------------------------------------------------------------------------------------------------
                                                                        Inv.
                           Unit                         Net Assets     Income        Expense            Total
                         Value ($)          Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ -------------- -------------- ----------- -------------- ---------------------
                      Min      Max                                                                Min       Max

 Vanguard, continued:
 Equity Income
 -------------
 2009                  18.47   24.33         453,761     9,489,043     5.39          0.55          16.13     16.13
 2008                  15.91   20.95         518,223     9,314,197     3.62          0.55         (31.29)   (31.29)
 2007                  23.15   30.49         482,703    12,683,561     2.51          0.55           3.96      3.96
 2006                  22.27   29.33         411,421    10,214,549     1.46          0.55          20.04     20.04
 2005                  18.55   24.43         122,247     2,809,276     2.24          0.55           3.17      3.57

 Growth
 ------
 2009                  11.94   12.52         472,632     5,657,501     0.99          0.55          34.31     34.31
 2008                   8.89    9.32         503,077     4,485,807     0.87          0.55         (38.06)   (38.06)
 2007                  14.36   15.05         656,471     9,452,696     0.72          0.55           9.61      9.61
 2006                  13.10   13.73         619,520     8,142,998     0.11          0.55           1.36      1.36
 2005                  12.92   13.55         165,618     2,177,134     0.22          0.55           6.53     10.88

 High Yield Bond
 ---------------
 2009                  10.03   12.97         630,853     6,416,470     7.92          0.55          38.09     38.09
 2008                   7.27    9.39         597,404     4,393,161     8.42          0.55         (22.38)   (22.38)
 2007                   9.36   12.10         621,014     6,099,866     6.73          0.55           1.39      1.39
 2006                   9.23   11.93         589,079     5,742,313     3.96          0.55           7.68      7.68
 2005                   8.57   11.08         180,994     1,926,376     7.05          0.55           0.52      2.19

 Balanced
 --------
 2009                  22.04   22.04         456,520    10,061,356     4.22          0.55          22.23     22.23
 2008                  18.03   18.03         452,699     8,162,589     3.42          0.55         (23.00)   (23.00)
 2007                  23.42   23.42         459,356    10,756,303     2.73          0.55           7.76      7.76
 2006                  21.73   21.73         462,269    10,044,676     0.37          0.55          14.33     14.33
 2005                  19.00   19.00           9,440       179,405     ----          0.55           3.12      3.12

 International
 -------------
 2009                  19.83   21.40       1,277,144    25,590,556     3.99          0.55          42.00     42.00
 2008                  13.97   15.07       1,507,184    21,268,887     2.57          0.55         (45.22)   (45.22)
 2007                  25.50   27.51       1,624,733    41,962,849     1.61          0.55          16.77     16.77
 2006                  21.84   23.56       1,439,558    31,859,581     0.53          0.55          26.06     26.06
 2005                  17.32   18.69         340,392     6,266,437     1.03          0.55          15.67     17.20

 Diversified
 -----------
 2009                  14.03   14.86       1,172,885    16,673,342     4.22          0.55          26.23     26.23
 2008                  11.12   11.77       1,249,193    14,079,983     2.83          0.55         (36.49)   (36.49)
 2007                  17.51   18.54       1,107,816    19,768,594     1.78          0.55           3.36      3.36
 2006                  16.94   17.94         850,501    14,638,265     0.98          0.55          18.23     18.23
 2005                  14.32   15.17         251,942     3,786,037     1.27          0.55           2.47      7.03

                                     FS-70

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    -------------------------------------------------------------------------------------------------
                                                                        Inv.
                           Unit                         Net Assets     Income        Expense            Total
                         Value ($)          Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ -------------- -------------- ----------- -------------- ---------------------
                      Min      Max                                                                Min       Max

 Vanguard, continued:
 Small Company Growth
 --------------------
 2009                  18.47   19.87         521,497     9,654,833     1.04          0.55          38.62     38.62
 2008                  13.32   14.33         530,570     7,087,900     0.67          0.55         (39.80)   (39.80)
 2007                  22.13   23.81         518,349    11,521,567     0.50          0.55           3.20      3.20
 2006                  21.45   23.07         506,669    10,931,042     0.11          0.55           9.61      9.61
 2005                  19.57   21.05          70,417     1,443,515     ----          0.55           3.53      5.68

 Wells Fargo:
 Discovery
 ---------
 2009                  15.30   15.30          16,399       250,865     ----          0.55          39.54     39.54
 2008                  10.96   10.96          20,528       225,051     ----          0.55         (44.66)   (44.66)
 2007                  19.81   19.81          18,963       375,675     ----          0.55          21.65     21.65
 2006                  16.29   16.29          20,286       330,366     ----          0.55          14.02     14.02
 2005                  14.28   14.28          16,959       242,220     ----          0.55          15.37     15.37

 Opportunity
 -----------
 2009                  47.51   47.51           9,731       462,305     ----          0.55          46.93     46.93
 2008                  32.33   32.33          10,187       329,381     1.86          0.55         (40.43)   (40.43)
 2007                  54.28   54.28          12,901       700,202     0.60          0.55           6.09      6.09
 2006                  51.16   51.16          12,124       620,282     ----          0.55          11.61     11.61
 2005                  45.84   45.84          17,405       797,882     ----          0.55           7.30      7.30

 ProFunds:
 Bull
 ----
 2009                  24.83   24.83          24,136       599,393     0.57          0.90          23.23     23.23
 2008                  20.15   20.15          58,506     1,178,995     ----          0.90         (38.23)   (38.23)
 2007                  32.62   32.62          21,372       697,200     0.47          0.90           2.62      2.62
 2006                  31.79   31.79          45,737     1,453,929     0.26          0.90          12.64     12.64
 2005                  28.22   28.22          19,017       536,665     0.25          0.90           3.93      3.93

 Europe
 ------
 2009                  26.84   26.84             837        22,459     1.01          0.90          31.11     31.11
 2008                  20.47   20.47           1,345        27,539     1.70          0.90         (44.51)   (44.51)
 2007                  36.89   36.89          33,583     1,238,891     1.16          0.90          13.55     13.55
 2006                  32.49   32.49          30,515       991,362     0.20          0.90          16.46     16.46
 2005                  27.90   27.90             207         5,764     0.41          0.90           0.15      0.15

 Mid-Cap
 -------
 2009                  31.59   31.59             337        10,638     0.80          0.90          29.70     29.70
 2008                  24.36   24.36           2,648        64,496     ----          0.90         (36.87)   (36.87)
 2007                  38.58   38.58             866        33,420     0.11          0.90           0.06      0.06
 2006                  38.56   38.56           6,505       250,822     0.01          0.90          11.30     11.30
 2005                  34.64   34.64          14,013       485,481     ----          0.90           3.20      3.20

                                     FS-71

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    -------------------------------------------------------------------------------------------------
                                                                        Inv.
                           Unit                         Net Assets     Income        Expense            Total
                         Value ($)          Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ -------------- -------------- ----------- -------------- ---------------------
                      Min      Max                                                                Min       Max

 ProFunds, continued:
 NASDAQ-100
 ----------
 2009                  15.68   15.68          10,211       160,066     ----          0.90          50.64     50.64
 2008                  10.41   10.41             140         1,457     ----          0.90         (43.00)   (43.00)
 2007                  18.26   18.26          15,006       273,961     ----          0.90          16.57     16.57
 2006                  15.66   15.66          61,857       968,772     ----          0.90           4.52      4.52
 2005                  14.98   14.98          40,009       599,483     ----          0.90           8.40      8.40

 Small-Cap
 ---------
 2009                  32.42   32.42           3,190       103,420     ----          0.90          24.94     24.94
 2008                  25.94   25.94             349         9,058     0.02          0.90         (35.99)   (35.99)
 2007                  40.53   40.53             264        10,721     0.16          0.90          (3.10)    (3.10)
 2006                  41.83   41.83           8,293       346,872     ----          0.90          13.73     13.73
 2005                  36.78   36.78          11,363       417,911     ----          0.90           3.28      3.28

 Small-Cap Value
 ---------------
 2009                  28.78   28.78              38         1,080     0.09          0.90          19.35     19.35
 2008                  24.11   24.11             723        17,425     ----          0.90         (31.31)   (31.31)
 2007                  35.10   35.10             886        31,085     ----          0.90          (8.06)    (8.06)
 2006                  38.17   38.17           2,435        92,952     ----          0.90          16.38     16.38
 2005                  32.80   32.80          13,386       439,058     ----          0.90          (0.49)    (0.49)

 Classic Dow
 -----------
 2009                  24.27   24.27           7,198       174,713     3.06          0.90          12.57     12.57
 2008                  23.81   23.81           1,765        42,015     0.77          0.90         (37.72)   (37.72)
 2007                  38.23   38.23           7,922       302,855     0.46          0.90          11.92     11.92
 2006                  34.16   34.16          20,527       701,180     ----          0.90           5.23      5.23
 2005                   ----    ----            ----          ----     ----          ----           ----      ----

 Bear
 ----
 2009                  24.60   24.60          43,244     1,063,940     0.42          0.90         (28.51)   (28.51)
 2008                  34.42   34.42           2,889        99,421     0.10          0.90          30.00     30.00
 2007                  25.84   25.84             820        21,191     2.16          0.90          (3.05)    (3.05)
 2006                  25.77   25.77           5,920       152,555     0.84          0.90          (7.05)    (7.05)
 2005                  28.10   28.10          59,086     1,660,464     ----          0.90          (3.59)    (3.59)

 Short NASDAQ
 ------------
 2009                  13.84   13.84          15,723       217,532     0.66          0.90         (41.19)   (41.19)
 2008                  23.53   23.53          20,272       476,911     2.46          0.90          46.84     46.84
 2007                  16.02   16.02          10,417       166,904     3.00          0.90         (12.26)   (12.26)
 2006                  18.07   18.07           7,955       143,707     2.34          0.90          (2.25)    (2.25)
 2005                  18.48   18.48          17,318       320,062     ----          0.90          (7.87)    (7.87)

                                     FS-72

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    -------------------------------------------------------------------------------------------------
                                                                        Inv.
                           Unit                         Net Assets     Income        Expense            Total
                         Value ($)          Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ -------------- -------------- ----------- -------------- ---------------------
                      Min      Max                                                                Min       Max

 ProFunds, continued:
 Short Small-Cap
 ---------------
 2009                  11.90   11.90           7,257        86,334     1.65          0.90         (34.83)   (34.83)
 2008                  17.72   17.72            ----          ----     3.89          0.90          45.43     45.43
 2007                  15.18   15.18          20,065       304,673     0.63          0.90           2.33      2.33
 2006                  14.57   14.57           5,273        76,802     0.27          0.90          (7.38)    (7.38)
 2005                  16.62   16.62            ----          ----     ----          0.90          (2.33)    (2.33)

 Short Dow
 ---------
 2009                  23.58   23.58             577        13,597     ----          0.90         (27.70)   (27.70)
 2008                  31.84   31.84            ----          ----     ----          0.90          31.46     31.46
 2007                  27.36   27.36              93         2,537     5.37          0.90          (5.53)    (5.53)
 2006                  28.06   28.06             219         6,133     ----          0.90          (6.46)    (6.46)
 2005                   ----    ----            ----          ----     ----          ----           ----      ----

 UltraMid
 --------
 2009                  23.09   23.09           3,548        81,929     ----          0.90          64.31     64.31
 2008                  14.05   14.05           1,689        23,729     0.75          0.90         (67.77)   (67.77)
 2007                  43.60   43.60             141         6,154     0.82          0.90           5.02      5.02
 2006                  41.51   41.51              44         1,820     ----          0.90           9.65      9.65
 2005                  37.86   37.86             154         5,820     ----          0.90           3.53      3.53

 UltraOTC
 --------
 2009                  15.84   15.84           7,717       122,271     ----          0.90         117.39    117.39
 2008                   7.29    7.29          25,438       185,410     ----          0.90         (92.71)   (92.71)
 2007                  55.64   55.64          13,543       753,499     ----          0.90          27.33     27.33
 2006                  43.70   43.70           2,034        88,859     ----          0.90          (8.40)    (8.40)
 2005                   2.96    2.96         110,287       325,978     ----          0.90           8.04      8.04

 UltraSmall
 ----------
 2009                  15.33   15.33           9,680       148,369     ----          0.90          38.94     38.94
 2008                  11.03   11.03           8,165        90,069     0.51          0.90         (66.49)   (66.49)
 2007                  32.92   32.92           7,657       252,043     1.91          0.90         (13.96)   (13.96)
 2006                  38.26   38.26           1,278        48,879     0.01          0.90          24.88     24.88
 2005                  30.63   30.63             658        20,144     ----          0.90          (3.32)    (3.32)

 UltraBull
 ---------
 2009                  11.64   11.64          10,467       121,827     0.22          0.90          43.32     43.32
 2008                   8.12    8.12          11,026        89,542     0.40          0.90         (67.69)   (67.69)
 2007                  25.13   25.13          71,811     1,804,875     0.84          0.90          (0.05)    (0.05)
 2006                  25.15   25.15           5,976       150,289     0.09          0.90          21.96     21.96
 2005                  20.62   20.62              98         2,015     ----          0.90           4.91      4.91

                                     FS-73

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    -------------------------------------------------------------------------------------------------
                                                                        Inv.
                           Unit                         Net Assets     Income        Expense            Total
                         Value ($)          Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ -------------- -------------- ----------- -------------- ---------------------
                      Min      Max                                                                Min       Max

 ProFunds, continued:
 U.S. Gov. Plus
 --------------
 2009                  33.49   33.49           4,849       162,430     0.03          0.90         (33.22)   (33.22)
 2008                  50.16   50.16             933        46,792     1.84          0.90          48.39     48.39
 2007                  33.80   33.80          28,719       970,789     3.52          0.90           9.12      9.12
 2006                  30.98   30.98           4,786       148,265     3.32          0.90          (5.40)    (5.40)
 2005                  32.74   32.74           8,112       265,628     0.75          0.90          (4.30)    (4.30)

 Opportunity
 -----------
 2009                  14.25   14.25           1,617        23,050     0.35          0.90          14.99     14.99
 2008                  10.87   10.87            ----          ----     ----          0.90         (26.74)   (26.74)
 2007                  18.48   18.48             965        17,835     ----          0.90          (5.32)    (5.32)
 2006                  20.85   20.85           8,742       182,253     0.01          0.90           9.17      9.17
 2005                  19.10   19.10         113,830     2,173,863     ----          0.90          (2.11)    (2.11)

 Oil & Gas
 ---------
 2009                  53.76   53.76           5,413       290,989     ----          0.90          14.47     14.47
 2008                  46.97   46.97           5,038       236,619     ----          0.90         (37.51)   (37.51)
 2007                  75.16   75.16           5,476       411,581     ----          0.90          31.28     31.28
 2006                  57.25   57.25           7,065       404,459     ----          0.90          19.55     19.55
 2005                  47.89   47.89             646        30,917     ----          0.90           4.44      4.44

 Precious Metals
 ---------------
 2009                  48.86   48.86          24,551     1,199,649     0.73          0.90          34.12     34.12
 2008                  36.43   36.43          13,938       507,796     4.41          0.90         (31.38)   (31.38)
 2007                  53.09   53.09          30,790     1,634,741     3.07          0.90          21.36     21.36
 2006                  43.75   43.75          10,039       439,196     0.86          0.90           6.40      6.40
 2005                  41.12   41.12             695        28,565     ----          0.90          15.20     15.20

 Real Estate
 -----------
 2009                  41.20   41.20             277        11,411     0.63          0.90          26.75     26.75
 2008                  32.50   32.50             236         7,684     ----          0.90         (41.78)   (41.78)
 2007                  55.84   55.84           3,043       169,922     0.65          0.90         (20.34)   (20.34)
 2006                  70.09   70.09           5,846       409,720     0.97          0.90          31.30     31.30
 2005                  53.38   53.38              31         1,659     0.09          0.90           0.50      0.50

 High Yield
 ----------
 2009                  27.92   27.92             803        22,427     1.05          0.90          31.09     31.09
 2008                  27.05   27.05             783        21,177     4.80          0.90          (6.46)    (6.46)
 2007                  28.92   28.92             851        24,615    10.59          0.90          (1.32)    (1.32)
 2006                  31.74   31.74           1,284        40,766     5.57          0.90           5.31      5.31
 2005                  30.94   30.94            ----          ----     ----          0.90          (0.89)    (0.89)

                                     FS-74

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    -------------------------------------------------------------------------------------------------
                                                                        Inv.
                           Unit                         Net Assets     Income        Expense            Total
                         Value ($)          Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ -------------- -------------- ----------- -------------- ---------------------
                      Min      Max                                                                Min       Max

 ProFunds, continued:
 Money Market
 ------------
 2009                   1.05    1.05       6,142,228     6,479,870     0.03          0.90          (0.87)    (0.87)
 2008                   1.06    1.06       9,449,745    10,056,327     0.86          0.90          (0.07)    (0.07)
 2007                   1.06    1.06      10,708,522    11,403,574     3.71          0.90           2.84      2.84
 2006                   1.04    1.04      15,408,022    15,955,576     3.67          0.90           2.78      2.78
 2005                   1.01    1.01       4,935,612     4,972,582     1.31          0.90           0.75      0.75

 Pimco:
 Commodity
 ---------
 2009                   9.82   11.50         723,161     8,307,073     6.17          0.55          16.06     40.76
 2008                   8.17    8.17         659,659     5,390,685     4.51          0.55         (44.10)   (44.10)
 2007                  14.62   14.62         610,037     8,917,987     4.61          0.55          22.56     22.56
 2006                  11.93   11.93         562,938     6,714,594     7.34          0.55          (3.63)    (3.63)
 2005                  12.38   12.38           2,221        27,483     1.14          0.55          (3.16)    (3.16)

 Total Return
 ------------
 2009                  11.46   11.48         594,952     6,826,448     2.91          0.55           8.14      9.39
 2008                   ----    ----            ----          ----     ----          ----           ----      ----
 2007                   ----    ----            ----          ----     ----          ----           ----      ----
 2006                   ----    ----            ----          ----     ----          ----           ----      ----
 2005                   ----    ----            ----          ----     ----          ----           ----      ----

 American Century:
 Mid Cap
 -------
 2009                  12.59   12.60          30,331       382,004     4.72          0.55          29.23     29.23
 2008                   9.74    9.75          48,225       469,946     ----          0.55         (24.87)   (23.43)
 2007                   ----    ----            ----          ----     ----          ----           ----      ----
 2006                   ----    ----            ----          ----     ----          ----           ----      ----
 2005                   ----    ----            ----          ----     ----          ----           ----      ----

 International
 -------------
 2009                   7.73    7.87         129,744     1,021,401     1.65          0.55           3.22     33.03
 2008                   5.92    5.94          73,397       434,426     ----          0.55         (43.47)    (4.44)
 2007                   ----    ----            ----          ----     ----          ----           ----      ----
 2006                   ----    ----            ----          ----     ----          ----           ----      ----
 2005                   ----    ----            ----          ----     ----          ----           ----      ----

 Franklin Templeton:
 Global Inc.
 -----------
 2009                  20.88   20.89         279,606     5,839,157    13.00          0.55          18.03     18.03
 2008                  17.69   17.70         120,046     2,123,955     1.11          0.55           0.64      0.90
 2007                   ----    ----            ----          ----     ----          ----           ----      ----
 2006                   ----    ----            ----          ----     ----          ----           ----      ----
 2005                   ----    ----            ----          ----     ----          ----           ----      ----

                                     FS-75

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    -------------------------------------------------------------------------------------------------
                                                                        Inv.
                           Unit                         Net Assets     Income        Expense            Total
                         Value ($)          Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ -------------- -------------- ----------- -------------- ---------------------
                      Min      Max                                                                Min       Max

 MFS:
 Utilities IC
 ------------
 2009                  24.08   24.09          29,360       706,920     4.01          0.55          32.49     32.49
 2008                  18.17   18.18          10,150       184,480     ----          0.55         (38.64)   (36.66)
 2007                   ----    ----            ----          ----     ----          ----           ----      ----
 2006                   ----    ----            ----          ----     ----          ----           ----      ----
 2005                   ----    ----            ----          ----     ----          ----           ----      ----

 Research
 --------
 2009                  11.53   11.55         267,416     3,087,402     0.14          0.55          30.14     30.14
 2008                   8.86    8.87           6,058        53,725     ----          0.55         (42.51)   (41.44)
 2007                   ----    ----            ----          ----     ----          ----           ----      ----
 2006                   ----    ----            ----          ----     ----          ----           ----      ----
 2005                   ----    ----            ----          ----     ----          ----           ----      ----

 Summit:
 Natural Res
 -----------
 2009                  47.40   47.40          33,045     1,566,429     0.42          0.55          30.36     30.36
 2008                  36.36   36.37           9,276       337,322     0.14          0.55         (47.80)   (47.64)
 2007                   ----    ----            ----          ----     ----          ----           ----      ----
 2006                   ----    ----            ----          ----     ----          ----           ----      ----
 2005                   ----    ----            ----          ----     ----          ----           ----      ----

 Zenith
 ------
 2009                  62.12   62.12           1,913       118,831     2.14          0.55          24.72     24.72
 2008                  49.81   49.81           2,087       103,930     0.52          0.55           2.82      2.82
 2007                   ----    ----            ----          ----     ----          ----           ----      ----
 2006                   ----    ----            ----          ----     ----          ----           ----      ----
 2005                   ----    ----            ----          ----     ----          ----           ----      ----

 S&P 500
 -------
 2009                  74.50   74.50           3,028       225,555     1.98          0.55          25.42     25.42
 2008                  59.40   59.40           2,916       173,197     1.70          0.55           2.79      2.79
 2007                   ----    ----            ----          ----     ----          ----           ----      ----
 2006                   ----    ----            ----          ----     ----          ----           ----      ----
 2005                   ----    ----            ----          ----     ----          ----           ----      ----

 T. Rowe:
 Blue Chip
 ---------
 2009                   9.57    9.57         651,881     6,236,269     ----          0.55          41.41     41.41
 2008                   6.77    6.77         486,961     3,294,309     0.20          0.55         (40.28)   (39.16)
 2007                   ----    ----            ----          ----     ----          ----           ----      ----
 2006                   ----    ----            ----          ----     ----          ----           ----      ----
 2005                   ----    ----            ----          ----     ----          ----           ----      ----

                                     FS-76

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    -------------------------------------------------------------------------------------------------
                                                                        Inv.
                           Unit                         Net Assets     Income        Expense            Total
                         Value ($)          Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ -------------- -------------- ----------- -------------- ---------------------
                      Min      Max                                                                Min       Max

 Morgan Stanley:
 Emerging Markets
 ----------------
 2009                  17.72   17.72         274,268     4,859,281     ----          0.55          68.91     68.92
 2008                  10.49   10.49          88,926       932,732     ----          0.55         (54.10)   (54.05)
 2007                   ----    ----            ----          ----     ----          ----           ----      ----
 2006                   ----    ----            ----          ----     ----          ----           ----      ----
 2005                   ----    ----            ----          ----     ----          ----           ----      ----

6.  CHANGES IN UNITS OUTSTANDING
--------------------------------
     The change in units outstanding for the periods ended December 31, were as follows:

                                                      2009                   2008
                                              ---------------------   --------------------
     Calvert:
     Balanced
     --------
     Units issued                                       283,213                 346,714
     Units redeemed                                    (303,775)               (342,655)
                                              ---------------------   --------------------
     Net increase(decrease)                             (20,562)                  4,059
                                              =====================   ====================

     International Equity
     --------------------
     Units issued                                        22,259                  34,012
     Units redeemed                                     (23,977)                (35,893)
                                              ---------------------   --------------------
     Net increase(decrease)                              (1,718)                 (1,881)
                                              =====================   ====================

     Mid Cap
     -------
     Units issued                                          ----                   2,619
     Units redeemed                                      (3,041)                 (7,815)
                                              ---------------------   --------------------
     Net increase(decrease)                              (3,041)                 (5,196)
                                              =====================   ====================

     Social Equity
     -------------
     Units issued                                         9,950                   6,958
     Units redeemed                                     (11,776)                 (9,145)
                                              ---------------------   --------------------
     Net increase(decrease)                              (1,826)                 (2,187)
                                              =====================   ====================

     Ameritas:
     MidCap
     ------
     Units issued                                        15,334                  12,798
     Units redeemed                                     (15,745)                (17,698)
                                              ---------------------   --------------------
     Net increase(decrease)                                (411)                 (4,900)
                                              =====================   ====================

     Small Cap
     ---------
     Units issued                                         1,584                  36,038
     Units redeemed                                     (17,343)                (13,383)
                                              ---------------------   --------------------
     Net increase(decrease)                             (15,759)                 22,655
                                              =====================   ====================

                                     FS-77

 6.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2009                   2008
                                              ---------------------   --------------------
     Ameritas, continued:
     Core Strategies
     ---------------
     Units issued                                       355,046                 173,493
     Units redeemed                                    (323,337)               (103,196)
                                              ---------------------   --------------------
     Net increase(decrease)                              31,709                  70,297
                                              =====================   ====================

     Scudder:
     Small Cap
     ---------
     Units issued                                         5,931                  12,502
     Units redeemed                                      (4,770)                (62,279)
                                              ---------------------   --------------------
     Net increase(decrease)                               1,161                 (49,777)
                                              =====================   ====================

     Small Mid Value
     ---------------
     Units issued                                       638,163                 261,688
     Units redeemed                                    (535,273)               (142,489)
                                              ---------------------   --------------------
     Net increase(decrease)                             102,890                 119,199
                                              =====================   ====================

     Thematic
     --------
     Units issued                                        88,306                  34,830
     Units redeemed                                     (56,030)                (17,078)
                                              ---------------------   --------------------
     Net increase(decrease)                              32,276                  17,752
                                              =====================   ====================

     HealthCare
     ----------
     Units issued                                        70,535                  65,482
     Units redeemed                                     (54,195)                (44,736)
                                              ---------------------   --------------------
     Net increase(decrease)                              16,340                  20,746
                                              =====================   ====================

     Fidelity:
     Overseas IC
     -----------
     Units issued                                       175,031                 154,112
     Units redeemed                                    (171,710)               (170,084)
                                              ---------------------   --------------------
     Net increase(decrease)                               3,321                 (15,972)
                                              =====================   ====================

     Inv. Grade Bond IC
     ------------------
     Units issued                                       824,451                 737,819
     Units redeemed                                    (725,462)               (584,718)
                                              ---------------------   --------------------
     Net increase(decrease)                              98,989                 153,101
                                              =====================   ====================

     Equity Income IC
     ----------------
     Units issued                                        20,245                  20,123
     Units redeemed                                     (29,027)                (34,872)
                                              ---------------------   --------------------
     Net increase(decrease)                              (8,782)                (14,749)
                                              =====================   ====================

     Growth IC
     ---------
     Units issued                                        64,971                  75,481
     Units redeemed                                     (94,065)                (78,431)
                                              ---------------------   --------------------
     Net increase(decrease)                             (29,094)                 (2,950)
                                              =====================   ====================

                                     FS-78

6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------
                                                      2009                   2008
                                              ---------------------   --------------------
     Fidelity, continued:
     High Income IC
     --------------
     Units issued                                     1,005,699                 312,622
     Units redeemed                                    (724,570)               (192,018)
                                              ---------------------   --------------------
     Net increase(decrease)                             281,129                 120,604
                                              =====================   ====================

     High Income SC
     --------------
     Units issued                                       288,960                 382,316
     Units redeemed                                    (316,611)               (520,821)
                                              ---------------------   --------------------
     Net increase(decrease)                             (27,651)               (138,505)
                                              =====================   ====================

     Contrafund IC
     -------------
     Units issued                                       232,851                 399,884
     Units redeemed                                    (305,610)               (367,994)
                                              ---------------------   --------------------
     Net increase(decrease)                             (72,759)                 31,890
                                              =====================   ====================

     Contrafund SC
     -------------
     Units issued                                       252,815                 337,134
     Units redeemed                                    (323,066)               (324,709)
                                              ---------------------   --------------------
     Net increase(decrease)                             (70,251)                 12,425
                                              =====================   ====================

     Mid Cap IC
     ----------
     Units issued                                       136,311                 114,164
     Units redeemed                                    (133,749)                (94,323)
                                              ---------------------   --------------------
     Net increase(decrease)                               2,562                  19,841
                                              =====================   ====================

     Mid Cap SC
     ----------
     Units issued                                        11,160                  15,221
     Units redeemed                                     (10,881)                (22,600)
                                              ---------------------   --------------------
     Net increase(decrease)                                 279                  (7,379)
                                              =====================   ====================

     Strategic
     ---------
     Units issued                                       143,992                  47,881
     Units redeemed                                     (67,250)                 (7,627)
                                              ---------------------   --------------------
     Net increase(decrease)                              76,742                  40,254
                                              =====================   ====================

     AIM:
     Financial
     ---------
     Units issued                                         9,941                  16,959
     Units redeemed                                      (7,732)                (13,825)
                                              ---------------------   --------------------
     Net increase(decrease)                               2,209                   3,134
                                              =====================   ====================

     Health
     ------
     Units issued                                         1,133                   3,202
     Units redeemed                                      (2,226)                 (3,200)
                                              ---------------------   --------------------
     Net increase(decrease)                              (1,093)                      2
                                              =====================   ====================

                                     FS-79

6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------
                                                      2009                   2008
                                              ---------------------   --------------------
     AIM, continued:
     Technology
     ----------
     Units issued                                         3,518                   5,373
     Units redeemed                                      (3,248)                 (7,323)
                                              ---------------------   --------------------
     Net increase(decrease)                                 270                  (1,950)
                                              =====================   ====================

     Intl. Growth
     ------------
     Units issued                                        31,978                  13,707
     Units redeemed                                     (23,369)                 (4,917)
                                              ---------------------   --------------------
     Net increase(decrease)                               8,609                   8,790
                                              =====================   ====================

     Leisure
     -------
     Units issued                                         7,309                   1,264
     Units redeemed                                      (4,716)                    (13)
                                              ---------------------   --------------------
     Net increase(decrease)                               2,593                   1,251
                                              =====================   ====================

     Janus:
     Growth
     ------
     Units issued                                          ----                    ----
     Units redeemed                                      (1,225)                 (1,188)
                                              ---------------------   --------------------
     Net increase(decrease)                              (1,225)                 (1,188)
                                              =====================   ====================

     Neuberger Berman:
     Balanced
     --------
     Units issued                                           649                     538
     Units redeemed                                        (598)                 (2,100)
                                              ---------------------   --------------------
     Net increase(decrease)                                  51                  (1,562)
                                              =====================   ====================

     Growth
     ------
     Units issued                                           363                   1,431
     Units redeemed                                      (2,491)                 (4,218)
                                              ---------------------   --------------------
     Net increase(decrease)                              (2,128)                 (2,787)
                                              =====================   ====================

     Bond
     ----
     Units issued                                         1,226                   1,493
     Units redeemed                                      (9,606)                 (2,868)
                                              ---------------------   --------------------
     Net increase(decrease)                              (8,380)                 (1,375)
                                              =====================   ====================

     Partners
     --------
     Units issued                                       128,960                  89,632
     Units redeemed                                    (120,922)                (52,494)
                                              ---------------------   --------------------
     Net increase(decrease)                               8,038                  37,138
                                              =====================   ====================

     Regency
     -------
     Units issued                                        28,358                   3,153
     Units redeemed                                     (16,893)                   (885)
                                              ---------------------   --------------------
     Net increase(decrease)                              11,465                   2,268
                                              =====================   ====================

                                     FS-80

6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------
                                                      2009                   2008
                                              ---------------------   --------------------
     Rydex:
     Nova
     ----
     Units issued                                     1,186,947                 533,642
     Units redeemed                                  (1,217,999)               (486,573)
                                              ---------------------   --------------------
     Net increase(decrease)                             (31,052)                 47,069
                                              =====================   ====================

     NASDAQ
     ------
     Units issued                                       255,453                 290,458
     Units redeemed                                    (228,536)               (314,651)
                                              ---------------------   --------------------
     Net increase(decrease)                              26,917                 (24,193)
                                              =====================   ====================

     Precious Metals
     ---------------
     Units issued                                     1,435,995               1,030,824
     Units redeemed                                  (1,410,601)               (924,461)
                                              ---------------------   --------------------
     Net increase(decrease)                              25,394                 106,363
                                              =====================   ====================

     Inv. S&P 500
     ------------
     Units issued                                     2,091,540               2,075,034
     Units redeemed                                  (2,083,810)             (2,073,204)
                                              ---------------------   --------------------
     Net increase(decrease)                               7,730                   1,830
                                              =====================   ====================

     Gov. Long Bond
     --------------
     Units issued                                       108,197                 131,810
     Units redeemed                                    (141,011)               (154,922)
                                              ---------------------   --------------------
     Net increase(decrease)                             (32,814)                (23,112)
                                              =====================   ====================

     Inverse NASDAQ
     --------------
     Units issued                                        50,505                  50,161
     Units redeemed                                     (54,683)                (39,937)
                                              ---------------------   --------------------
     Net increase(decrease)                              (4,178)                 10,224
                                              =====================   ====================

     Inv. Long Bond
     --------------
     Units issued                                        94,634                  41,203
     Units redeemed                                     (55,142)                (41,430)
                                              ---------------------   --------------------
     Net increase(decrease)                              39,492                    (227)
                                              =====================   ====================

     Russell
     -------
     Units issued                                        31,721                  23,352
     Units redeemed                                     (33,411)                (15,927)
                                              ---------------------   --------------------
     Net increase(decrease)                              (1,690)                  7,425
                                              =====================   ====================

     Sector Rotation
     ---------------
     Units issued                                        20,858                  93,405
     Units redeemed                                     (34,592)               (109,631)
                                              ---------------------   --------------------
     Net increase(decrease)                             (13,734)                (16,226)
                                              =====================   ====================
                                     FS-81

6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------
                                                      2009                   2008
                                              ---------------------   --------------------
     Third Avenue:
     Value
     -----
     Units issued                                       402,568                 521,895
     Units redeemed                                    (501,206)               (509,492)
                                              ---------------------   --------------------
     Net increase(decrease)                             (98,638)                 12,403
                                              =====================   ====================

     Vanguard:
     Money Market
     ------------
     Units issued                                    66,279,606              88,584,442
     Units redeemed                                 (80,996,927)            (88,685,846)
                                              ---------------------   --------------------
     Net increase(decrease)                         (14,717,321)               (101,404)
                                              =====================   ====================

     Equity Index
     ------------
     Units issued                                       563,012                 539,917
     Units redeemed                                    (583,587)               (663,016)
                                              ---------------------   --------------------
     Net increase(decrease)                             (20,575)               (123,099)
                                              =====================   ====================

     Total Bond
     ----------
     Units issued                                     1,694,051               1,865,969
     Units redeemed                                  (1,756,530)             (1,856,553)
                                              ---------------------   --------------------
     Net increase(decrease)                             (62,479)                  9,416
                                              =====================   ====================

     REIT Index
     ----------
     Units issued                                       455,299                 406,263
     Units redeemed                                    (500,452)               (365,600)
                                              ---------------------   --------------------
     Net increase(decrease)                             (45,153)                 40,663
                                              =====================   ====================

     Mid-Cap
     -------
     Units issued                                       223,401                 213,315
     Units redeemed                                    (336,103)               (258,745)
                                              ---------------------   --------------------
     Net increase(decrease)                            (112,702)                (45,430)
                                              =====================   ====================

     Stock Market Index
     ------------------
     Units issued                                       145,962                 122,393
     Units redeemed                                    (127,171)                (99,238)
                                              ---------------------   --------------------
     Net increase(decrease)                              18,791                  23,155
                                              =====================   ====================

     Equity Income
     -------------
     Units issued                                       415,592                 448,679
     Units redeemed                                    (480,054)               (413,159)
                                              ---------------------   --------------------
     Net increase(decrease)                             (64,462)                 35,520
                                              =====================   ====================

     Growth
     ------
     Units issued                                       200,866                 248,001
     Units redeemed                                    (231,311)               (401,395)
                                              ---------------------   --------------------
     Net increase(decrease)                             (30,445)               (153,394)
                                              =====================   ====================

                                     FS-82

6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------
                                                      2009                   2008
                                              ---------------------   --------------------
     Vanguard, continued:
     High Yield Bond
     ---------------
     Units issued                                       677,475                 718,724
     Units redeemed                                    (644,026)               (742,334)
                                              ---------------------   --------------------
     Net increase(decrease)                              33,449                 (23,610)
                                              =====================   ====================

     Balanced
     --------
     Units issued                                       166,645                 191,896
     Units redeemed                                    (162,824)               (198,553)
                                              ---------------------   --------------------
     Net increase(decrease)                               3,821                  (6,657)
                                              =====================   ====================

     International
     -------------
     Units issued                                       800,542               1,047,662
     Units redeemed                                  (1,030,582)             (1,165,211)
                                              ---------------------   --------------------
     Net increase(decrease)                            (230,040)               (117,549)
                                              =====================   ====================

     Diversified
     -----------
     Units issued                                     1,736,699               1,527,065
     Units redeemed                                  (1,813,007)             (1,385,688)
                                              ---------------------   --------------------
     Net increase(decrease)                             (76,308)                141,377
                                              =====================   ====================

     Small Company Growth
     --------------------
     Units issued                                       422,149                 438,657
     Units redeemed                                    (431,222)               (426,436)
                                              ---------------------   --------------------
     Net increase(decrease)                              (9,073)                 12,221
                                              =====================   ====================

     Wells Fargo:
     Discovery
     ---------
     Units issued                                         1,416                   6,772
     Units redeemed                                      (5,545)                 (5,207)
                                              ---------------------   --------------------
     Net increase(decrease)                              (4,129)                  1,565
                                              =====================   ====================

     Opportunity
     -----------
     Units issued                                           386                     402
     Units redeemed                                        (842)                 (3,116)
                                              ---------------------   --------------------
     Net increase(decrease)                                (456)                 (2,714)
                                              =====================   ====================

     ProFunds:
     Bull
     ----
     Units issued                                       439,387                 303,275
     Units redeemed                                    (473,757)               (266,141)
                                              ---------------------   --------------------
     Net increase(decrease)                             (34,370)                 37,134
                                              =====================   ====================

     Europe
     ------
     Units issued                                         1,107                  41,929
     Units redeemed                                      (1,615)                (74,167)
                                              ---------------------   --------------------
     Net increase(decrease)                                (508)                (32,238)
                                              =====================   ====================

                                     FS-83

6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------
                                                      2009                   2008
                                              ---------------------   --------------------
     ProFunds, continued:
     Mid-Cap
     -------
     Units issued                                           852                   8,859
     Units redeemed                                      (3,163)                 (7,077)
                                              ---------------------   --------------------
     Net increase(decrease)                              (2,311)                  1,782
                                              =====================   ====================

     NASDAQ-100
     ----------
     Units issued                                       555,534                 228,449
     Units redeemed                                    (545,463)               (243,315)
                                              ---------------------   --------------------
     Net increase(decrease)                              10,071                 (14,866)
                                              =====================   ====================

     Small-Cap
     ---------
     Units issued                                       230,850                 113,027
     Units redeemed                                    (228,009)               (112,942)
                                              ---------------------   --------------------
     Net increase(decrease)                               2,841                      85
                                              =====================   ====================

     Small-Cap Value
     ---------------
     Units issued                                            38                   1,160
     Units redeemed                                        (723)                 (1,323)
                                              ---------------------   --------------------
     Net increase(decrease)                                (685)                   (163)
                                              =====================   ====================

     Classic Dow
     -----------
     Units issued                                       291,788                 447,871
     Units redeemed                                    (286,355)               (454,028)
                                              ---------------------   --------------------
     Net increase(decrease)                               5,433                  (6,157)
                                              =====================   ====================

     Bear
     ----
     Units issued                                       557,619                 818,484
     Units redeemed                                    (517,264)               (816,415)
                                              ---------------------   --------------------
     Net increase(decrease)                              40,355                   2,069
                                              =====================   ====================

     Short NASDAQ
     ------------
     Units issued                                       627,822                 908,602
     Units redeemed                                    (632,371)               (898,747)
                                              ---------------------   --------------------
     Net increase(decrease)                              (4,549)                  9,855
                                              =====================   ====================

     Short Small-Cap
     ---------------
     Units issued                                       622,859                 826,043
     Units redeemed                                    (615,602)               (846,108)
                                              ---------------------   --------------------
     Net increase(decrease)                               7,257                 (20,065)
                                              =====================   ====================

     Short Dow
     ---------
     Units issued                                       308,055                 315,320
     Units redeemed                                    (307,478)               (315,413)
                                              ---------------------   --------------------
     Net increase(decrease)                                 577                     (93)
                                              =====================   ====================

                                     FS-84

6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------
                                                      2009                   2008
                                              ---------------------   --------------------
     ProFunds, continued:
     UltraMid
     --------
     Units issued                                       269,739                 317,312
     Units redeemed                                    (267,880)               (315,764)
                                              ---------------------   --------------------
     Net increase(decrease)                               1,859                   1,548
                                              =====================   ====================

     UltraOTC
     --------
     Units issued                                        97,900                 876,804
     Units redeemed                                    (115,621)               (864,909)
                                              ---------------------   --------------------
     Net increase(decrease)                             (17,721)                 11,895
                                              =====================   ====================

     UltraSmall
     ----------
     Units issued                                       215,680                 564,608
     Units redeemed                                    (214,165)               (564,100)
                                              ---------------------   --------------------
     Net increase(decrease)                               1,515                     508
                                              =====================   ====================

     UltraBull
     ---------
     Units issued                                       389,020                 981,507
     Units redeemed                                    (389,579)             (1,042,292)
                                              ---------------------   --------------------
     Net increase(decrease)                                (559)                (60,785)
                                              =====================   ====================

     U.S. Gov. Plus
     --------------
     Units issued                                        34,129                 395,859
     Units redeemed                                     (30,213)               (423,645)
                                              ---------------------   --------------------
     Net increase(decrease)                               3,916                 (27,786)
                                              =====================   ====================

     Opportunity
     -----------
     Units issued                                       369,882               1,161,732
     Units redeemed                                    (368,265)             (1,162,697)
                                              ---------------------   --------------------
     Net increase(decrease)                               1,617                    (965)
                                              =====================   ====================

     Oil & Gas
     ---------
     Units issued                                        61,412                  32,285
     Units redeemed                                     (61,037)                (32,723)
                                              ---------------------   --------------------
     Net increase(decrease)                                 375                    (438)
                                              =====================   ====================

     Precious Metals
     ---------------
     Units issued                                        83,712                 133,616
     Units redeemed                                     (73,099)               (150,468)
                                              ---------------------   --------------------
     Net increase(decrease)                              10,613                 (16,852)
                                              =====================   ====================

     Real Estate
     -----------
     Units issued                                           432                     581
     Units redeemed                                        (391)                 (3,388)
                                              ---------------------   --------------------
     Net increase(decrease)                                  41                  (2,807)
                                              =====================   ====================

                                     FS-85

6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------
                                                      2009                   2008
                                              ---------------------   --------------------
     ProFunds, continued:
     High Yield
     ----------
     Units issued                                        55,546                   9,989
     Units redeemed                                     (55,526)                (10,057)
                                              ---------------------   --------------------
     Net increase(decrease)                                  20                     (68)
                                              =====================   ====================

     Money Market
     ------------
     Units issued                                   245,912,382             382,081,443
     Units redeemed                                (249,219,899)           (383,340,220)
                                              ---------------------   --------------------
     Net increase(decrease)                          (3,307,517)             (1,258,777)
                                              =====================   ====================

     Pimco:
     Commodity
     ---------
     Units issued                                       581,308                 380,935
     Units redeemed                                    (517,806)               (331,313)
                                              ---------------------   --------------------
     Net increase(decrease)                              63,502                  49,622
                                              =====================   ====================

     Total Return
     ------------
     Units issued                                     1,024,711                    ----
     Units redeemed                                    (429,759)                   ----
                                              ---------------------   --------------------
     Net increase(decrease)                             594,952                    ----
                                              =====================   ====================

     American Century:
     Mid Cap
     -------
     Units issued                                        63,635                 107,137
     Units redeemed                                     (81,529)                (58,912)
                                              ---------------------   --------------------
     Net increase(decrease)                             (17,894)                 48,225
                                              =====================   ====================

     International
     -------------
     Units issued                                       192,978                 143,348
     Units redeemed                                    (136,631)                (69,951)
                                              ---------------------   --------------------
     Net increase(decrease)                              56,347                  73,397
                                              =====================   ====================

     Franklin Templeton:
     Global Inc.
     -----------
     Units issued                                       571,893                 229,987
     Units redeemed                                    (412,333)               (109,941)
                                              ---------------------   --------------------
     Net increase(decrease)                             159,560                 120,046
                                              =====================   ====================

     MFS:
     Utilities IC
     ------------
     Units issued                                        37,998                  21,981
     Units redeemed                                     (18,788)                (11,831)
                                              ---------------------   --------------------
     Net increase(decrease)                              19,210                  10,150
                                              =====================   ====================

     Research
     --------
     Units issued                                       663,248                   7,030
     Units redeemed                                    (401,890)                   (972)
                                              ---------------------   --------------------
     Net increase(decrease)                             261,358                   6,058
                                              =====================   ====================

                                     FS-86

6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------
                                                      2009                   2008
                                              ---------------------   --------------------
     Summit:
     Natural Res
     -----------
     Units issued                                        64,298                  21,455
     Units redeemed                                     (40,529)                (12,179)
                                              ---------------------   --------------------
     Net increase(decrease)                              23,769                   9,276
                                              =====================   ====================

     Zenith
     ------
     Units issued                                         4,479                   3,106
     Units redeemed                                      (4,653)                 (1,019)
                                              ---------------------   --------------------
     Net increase(decrease)                                (174)                  2,087
                                              =====================   ====================

     S&P 500
     -------
     Units issued                                         9,247                   2,916
     Units redeemed                                      (9,135)                   ----
                                              ---------------------   --------------------
     Net increase(decrease)                                 112                   2,916
                                              =====================   ====================

     T. Rowe:
     Blue Chip
     ---------
     Units issued                                     1,573,041                 992,309
     Units redeemed                                  (1,408,121)               (505,348)
                                              ---------------------   --------------------
     Net increase(decrease)                             164,920                 486,961
                                              =====================   ====================

     Morgan Stanley:
     Emerging Markets
     ----------------
     Units issued                                       614,801                 179,593
     Units redeemed                                    (429,459)                (90,667)
                                              ---------------------   --------------------
     Net increase(decrease)                             185,342                  88,926
                                              =====================   ====================

INDEPENDENT AUDITORS' REPORT


To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying balance sheets - statutory basis of Ameritas Life Insurance Corp. (the Company), a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of UNIFI Mutual Holding Company, as of December 31, 2009 and 2008, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial statements give retroactive effect to the merger of the Company and LifeRe Insurance Company, which has been accounted for as a statutory merger as described in Note 2 to the financial statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 19.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Ameritas Life Insurance Corp. as of December 31, 2009 and 2008, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2009.

However, in our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the balance sheets - statutory basis of Ameritas Life Insurance Corp. as of December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, on the basis of accounting described in Note 1.


/s/ Deloitte & Touche LLP

Omaha, Nebraska
April 8, 2010

                          AMERITAS LIFE INSURANCE CORP.
                        Balance Sheets - Statutory Basis
                                 (in thousands)

                                                                                           December 31
                                                                              --------------------------------------
                                ADMITTED ASSETS                                     2009                2008
                                                                              ------------------ -------------------
 Bonds                                                                         $     1,622,431    $     1,611,483
 Preferred stocks                                                                       14,639             39,943
 Common stocks                                                                         853,962            196,764
 Mortgage loans                                                                        378,816            386,556
 Real estate:
   Properties occupied by the company                                                   26,120             27,366
   Properties held for the production of income                                         31,408             36,396
   Properties held for sale                                                             12,641                  -
 Cash, cash equivalents, and short-term investments                                     28,299             41,969
 Loans on insurance contracts                                                          101,073            108,471
 Other investments                                                                      89,603            129,699
                                                                              ------------------ -------------------
     Total Cash and Invested Assets                                                  3,158,992          2,578,647
 Investment income due and accrued                                                      24,444             24,518
 Deferred and uncollected premiums                                                      22,466             20,980
 Federal income taxes recoverable - affiliates                                          23,468             25,209
 Net deferred tax asset                                                                 24,508             18,574
 Other admitted assets                                                                  18,070             16,572
 Separate account assets                                                             3,257,507          2,457,887
                                                                              ------------------ -------------------
     Total Admitted Assets                                                     $     6,529,455    $     5,142,387
                                                                              ================== ===================

                      LIABILITIES AND CAPITAL AND SURPLUS
 Reserves for life, accident and health policies                               $     1,728,378    $     1,700,868
 Deposit-type funds                                                                    197,409            197,433
 Reserves for unpaid claims                                                             43,211             39,454
 Dividends payable to policyholders                                                      8,377             10,027
 Interest maintenance reserve                                                            1,400                  -
 Accrued commissions, expenses and insurance taxes                                      30,914             26,536
 Accrued separate account transfers                                                    (69,204)           (63,292)
 Asset valuation reserve                                                                27,106              4,995
 Borrowed money                                                                              -              7,491
 Other liabilities                                                                      55,361             50,363
 Separate account liabilities                                                        3,257,507          2,457,887
                                                                              ------------------ -------------------
     Total Liabilities                                                               5,280,459          4,431,762
                                                                              ------------------ -------------------

 Common stock, par value $0.10 per share; 25,000,000 shares authorized,
   issued and outstanding                                                                2,500              2,500
 Additional paid-in capital                                                            457,438              5,000
 Special surplus funds - additional deferred tax asset (Note 4)                          8,815                  -
 Unassigned surplus                                                                    780,243            703,125
                                                                              ------------------ -------------------
     Total Capital and Surplus                                                       1,248,996            710,625
                                                                              ------------------ -------------------
     Total Liabilities and Capital and Surplus                                 $     6,529,455    $     5,142,387
                                                                              ================== ===================

The accompanying notes are an integral part of these statutory basis financial statements.

                          AMERITAS LIFE INSURANCE CORP.
   Summary of Operations and Changes in Capital and Surplus - Statutory Basis
                                 (in thousands)

                                                                                Years Ended December 31
                                                                   -------------------------------------------------
                                                                        2009            2008             2007
                                                                   --------------- ---------------- ----------------
 Premiums and Other Revenue
   Premium income                                                   $   1,228,645   $   1,299,308    $   1,089,253
   Net investment income                                                  119,853         139,432          137,849
   Commissions and expense allowances on reinsurance
     ceded                                                                  3,176           3,589            3,584
   Miscellaneous income                                                    35,209          46,205           49,484
                                                                   --------------- ---------------- ----------------
     Total Premiums and Other Revenue                                   1,386,883       1,488,534        1,280,170
                                                                   --------------- ---------------- ----------------
 Expenses
   Benefits to policyholders                                              933,160       1,043,267          922,363
   Change in reserves for life, accident and health contracts              27,510         114,019           14,114
   Commissions                                                             58,836          57,127           60,584
   General insurance expenses                                             153,804         138,710          145,612
   Taxes, licenses and fees                                                17,139          17,239           18,521
   Net transfers to separate accounts                                     126,113          89,831           32,454
                                                                   --------------- ---------------- ----------------
     Total Expenses                                                     1,316,562       1,460,193        1,193,648
                                                                   --------------- ---------------- ----------------
 Gain from Operations before Dividends, Federal Income
   Tax Expense and Net Realized Capital Gains (Losses)                     70,321          28,341           86,522
   Dividends to policyholders                                               8,245           9,995           10,157
                                                                   --------------- ---------------- ----------------
 Gain from Operations before Federal Income Tax
   Expense and Net Realized Capital Gains (Losses)                         62,076          18,346           76,365
   Federal income tax expense                                              10,216          17,530           21,386
                                                                   --------------- ---------------- ----------------
 Gain from Operations before Net Realized Capital Gains
   (Losses)                                                                51,860             816           54,979
   Net realized capital gains (losses)                                     (1,934)        (72,798)          22,216
                                                                   --------------- ---------------- ----------------
 Net Income (Loss)                                                         49,926         (71,982)          77,195

 Additional paid in capital:
   Capital contributions from parent                                      452,438               -                -
 Special surplus funds:
   Additional deferred tax asset admissibility (Note 4)                     8,815               -                -
 Unassigned surplus:
   Change in unrealized capital gains, net of taxes                        63,620         (37,589)         (15,015)
   Change in net deferred income taxes                                    (13,745)         16,391            4,115
   Change in non-admitted assets                                           22,677         (49,095)          (6,761)
   Change in asset valuation reserve                                      (22,111)         63,608           (6,147)
   Change in liability for reinsurance in unauthorized
    companies                                                               1,854          (1,828)             (26)
   Cumulative effect of change in accounting principle (Note 1)              (103)              -                -
   Dividends paid to stockholder (Note 8)                                 (25,000)        (87,000)               -
   Correction of an error (Note 20)                                             -               -           (1,292)
                                                                   --------------- ---------------- ----------------
 Increase (Decrease) in Capital and Surplus                               538,371        (167,495)          52,069
 Capital and Surplus at the Beginning of the Year                         710,625         878,120          826,051
                                                                   --------------- ---------------- ----------------
 Capital and Surplus at the End of Year                             $   1,248,996   $     710,625    $     878,120
                                                                   =============== ================ ================

The accompanying notes are an integral part of these statutory basis financial statements.

                                       3

                          AMERITAS LIFE INSURANCE CORP.
                   Statements of Cash Flows - Statutory Basis
                                 (in thousands)


                                                                             Years Ended December 31
                                                               -----------------------------------------------------
                                                                     2009              2008             2007
                                                               -----------------------------------------------------
 OPERATING ACTIVITIES
 Premium collected, net of reinsurance                          $     1,227,463   $     1,300,052  $     1,088,928
 Net investment income received                                         123,323           142,048          142,247
 Miscellaneous income                                                    38,433            65,750           67,591
 Benefits paid to policyholders                                        (931,922)       (1,037,835)        (917,732)
 Net transfers to separate accounts                                    (129,037)          (67,533)         (30,007)
 Commissions, expenses and taxes paid                                  (201,461)         (232,119)        (238,076)
 Dividends paid to policyholders                                         (9,819)          (10,222)         (10,233)
 Federal income taxes paid                                                   (4)           (4,734)         (46,438)
                                                               -----------------------------------------------------
      Net cash from operating activities                                116,976           155,407           56,280
                                                               -----------------------------------------------------

 INVESTING ACTIVITIES
 Proceeds from investments sold, matured or repaid                      467,198           435,961          576,114
 Cost of investments acquired                                        (1,006,301)         (530,336)        (655,860)
 Net change in loans on insurance contracts                               7,633            (2,997)          (4,021)
                                                               -----------------------------------------------------
      Net cash from investing activities                               (531,470)          (97,372)         (83,767)
                                                               -----------------------------------------------------

 FINANCING AND MISCELLANEOUS ACTIVITIES
 Paid in capital contributions                                          452,438                 -                -
 Payments on borrowed funds                                              (7,456)           (9,942)          (9,942)
 Change in deposit-type funds                                            (2,731)           84,639           13,880
 Dividends to stockholder                                               (25,000)          (87,000)               -
 Other miscellaneous, net                                               (16,427)          (18,542)          (1,724)
                                                               -----------------------------------------------------
      Net cash from financing and miscellaneous activities              400,824           (30,845)           2,214
                                                               -----------------------------------------------------

 NET INCREASE (DECREASE) IN CASH, CASH
   EQUIVALENTS AND SHORT-TERM INVESTMENTS                               (13,670)           27,190          (25,273)

 CASH, CASH EQUIVALENTS AND SHORT-TERM
   INVESTMENTS - BEGINNING OF YEAR                                       41,969            14,779           40,052
                                                               -----------------------------------------------------

 CASH, CASH EQUIVALENTS AND SHORT- TERM
   INVESTMENTS - END OF YEAR                                    $        28,299   $        41,969  $        14,779
                                                               =====================================================

 Non-cash transactions reported in operating, investing and financing activities:
   Affiliated companies contributed by parent (Note 5)          $       452,087   $             -  $             -
   Postretirement benefit plan merger contributed by
     parent (Note 7)                                                        351                 -                -
   Common stock adjustments on dissolution of affiliates                      -                 -           10,855

 The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------

Nature of Operations
Ameritas Life Insurance Corp. ("the Company" or "ALIC"), a stock life insurance company domiciled in the state of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company ("AHC"), which is a wholly owned subsidiary of UNIFI Mutual Holding Company ("UNIFI"). AHC also wholly owns Summit Investment Advisors, Inc. ("Summit"), an advisor providing investment management services.

UNIFI is a mutual insurance holding company. Owners of designated policies issued by the Company have a membership interest in UNIFI, while contractual rights remain with the Company.

Effective October 1, 1998 (the Effective Date) the Company formed a closed block (the Closed Block) of policies, under an arrangement approved by the Insurance Department of the State of Nebraska ("the Department") to provide for dividends on policies that were in force on the Effective Date and which were within the classes of individual policies for which the Company had a dividend scale in effect on the Effective Date. The Closed Block was designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies including maintaining dividend scales in effect at the Effective Date, if the experience underlying such scales continues. The assets, including revenue thereon, will accrue solely to the benefit of the owners of policies included in the block until the block is no longer in effect.

The Company wholly owns Acacia Life Insurance Company ("Acacia Life"), a District of Columbia domiciled life insurance subsidiary (effective December 22, 2009 when it was contributed by AHC), The Union Central Life Insurance Company ("UCL"), a Nebraska (Ohio prior to April 15, 2009) domiciled life insurance subsidiary (effective April 22, 2009 when it was contributed by AHC), First Ameritas Life Insurance Corp. of New York ("First Ameritas"), a New York domiciled life insurance subsidiary, LifeRe Insurance Company (acquired July 3, 2007 and now merged with Ameritas, effective October 1, 2008) ("LifeRe"), a Texas domiciled life insurance subsidiary and Ameritas Variable Life Insurance Company (now merged with Ameritas, effective May 1, 2007) ("AVLIC"). Pathmark Administrators Inc., a wholly owned third-party administrator, was sold to an outside party on May 31, 2009. Ameritas Investment Advisors, Inc. ("AIA"), an advisor providing investment management services, was wholly owned by Ameritas until July 1, 2007 when it was sold to AHC and renamed to Summit. Ameritas owns 80% of Ameritas Investment Corp. ("AIC"), a broker dealer, and the remaining 20% ownership is with Centralife Annuities Services, Inc., a wholly owned subsidiary of Aviva USA (formerly AmerUs Life Insurance Company) ("Aviva USA").

Effective July 3, 2007, the Company purchased 100% of the outstanding common stock of LifeRe Corporation, a Texas domiciled holding company, which owned 100% of LifeRe. On November 7, 2007, LifeRe Corporation was dissolved into the Company whereby the Company became a 100% owner of LifeRe. See Note 2 on Statutory Merger information.

Effective September 1, 2006, AMAL Corporation ("AMAL") (former parent of AVLIC) repurchased its outstanding shares of stock from Acacia Life and Acacia Financial Corporation ("AFCO") and issued two notes payable. On this date, AMAL became a wholly owned subsidiary of the Company. Effective September 30, 2006 AMAL was dissolved into its parent, the Company. Prior to September 1, 2006, the Company owned 85.77% of AMAL and Acacia Life companies owned the remaining 14.23% of AMAL.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------
(continued)
-----------

Nature of Operations, (continued)
Acacia Life is a 100% owner of AFCO, which is a holding company comprised of several financial service companies. Principal subsidiaries of AFCO include:
Calvert Group Ltd. ("Calvert"), a provider of investment advisory, management and administrative services to The Calvert Group of mutual funds; Acacia Federal Savings Bank ("AFSB"), a federally chartered savings bank; and Acacia Realty Corporation, owner of real estate properties.

UCL's wholly owned subsidiaries include Summit Investment Partners, Inc., an investment advisor ("SIP"); PRBA, Inc., the holding company of a pension administration company; Summit Investment Partners, LLC, an investment advisor (liquidated as of July 1, 2007) and Union Central Mortgage Funding, Inc, a mortgage banking business.

The Company's insurance operations consist of life and health insurance, annuity, group pension, and retirement contracts. The Company and its subsidiaries operate in all 50 states and the District of Columbia.

Basis of Presentation
The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Department.

Accounting practices and procedures of the National Association of Insurance Commissioners ("NAIC") as prescribed or permitted by the Department comprise a comprehensive basis of accounting ("NAIC SAP") other than accounting principles generally accepted in the United States of America ("GAAP").

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments ("OTTI").

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

     (a) Investments
     Under NAIC SAP, investments in bonds are reported at the lower of amortized cost or fair value based on their NAIC rating, and any adjustments to fair value are reported directly in unassigned surplus. Changes in the value of bonds up to amortized cost that are assigned a rating of "6" by the NAIC are reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classification according to the Company's ability and intent to hold the securities. Under GAAP, bonds designated at purchase as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------
(continued)
-----------

Basis of Presentation, (continued)
     (a) Investments, (continued)
     Under NAIC SAP, for bonds other than loan-backed and structured securities, if the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. Under GAAP, if the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

     Under NAIC SAP, all loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective method, applied consistently by asset class. If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis must be written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

     Investments in unaffiliated common stocks are valued at fair value based on their NAIC Securities Valuation Office ("SVO") valuation. Changes in the value of common stocks are reported as a change in net unrealized gains or losses in investments, a component of unassigned surplus. Under GAAP, investments in unaffiliated common stocks are designated as available-for-sale or trading and carried at fair value with net unrealized gains and losses reported in other comprehensive income if designated as available-for-sale and reported in income if designated as trading.

     Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company's unassigned surplus for NAIC SAP, while GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

     Investments in preferred stocks are carried at cost if the NAIC designation is RP3 and P3 or above. Preferred stocks with NAIC designations of RP4 and P4 or below are carried at the lower of cost or fair value. Under GAAP, preferred stocks would be designated at purchase as available-for-sale; under this designation preferred stocks would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------
(continued)
-----------

Basis of Presentation, (continued)
     (a) Investments, (continued)
     Investments in limited partnerships and joint venture investments are accounted for on the GAAP equity method for NAIC SAP, while under GAAP such investments are accounted for at cost or the equity method depending upon ownership percentage and control.

     Under NAIC SAP, valuation allowances are established through the asset valuation reserve ("AVR") for mortgage loans based on the difference between the recorded investment in the mortgage loan and the estimated fair value, less costs to obtain and sell, of the underlying real estate. Under GAAP, valuation allowances would be established through a charge to realized loss based on the difference between the recorded investment in the mortgage loan and the present value of the expected future cash flows discounted at the loans effective interest rate or the estimated fair value, less costs to obtain and sell, of the underlying real estate if foreclosure is probable.

     Under NAIC SAP, using a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity based on groupings (in five-year bands) of individual securities sold. The net deferral is reported in the "Interest maintenance reserve" in the accompanying Balance Sheets - Statutory Basis. Realized capital gains and losses are reported in income net of federal income tax and transfers to the interest maintenance reserve ("IMR"). Under NAIC SAP, an "Asset valuation reserve" is determined based on holdings of all investments by a NAIC prescribed formula and is reported as a liability. An asset valuation reserve is not recorded under GAAP. Under GAAP, realized capital gains and losses would be reported in the statement of income on a pretax basis in the period the asset giving rise to the gain or loss is sold.

     (b) Cash, Cash Equivalents and Short-Term Investments
     Under NAIC SAP, cash, cash equivalents and short-term investments represent cash balances and investments with initial maturities of one year or less. Under GAAP, cash, cash equivalents and short-term investments balances include investments with initial maturities of three months or less.

     (c) Policy Acquisition Costs
     Under NAIC SAP, the costs of acquiring and renewing business are expensed when incurred. As such, during periods of high sales, statutory earnings will be depressed due to the lack of expense deferrals. Under GAAP, acquisition costs related to traditional term life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For traditional whole life insurance, universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs would be amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

     (d) Unearned Revenue
     Under NAIC SAP, amounts assessed policyholders that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, such charges would be reported as a liability and amortized into revenue using the same assumptions and factors as are used to amortize deferred policy acquisition costs.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------
(continued)
-----------

Basis of Presentation, (continued)
     (e) Non-admitted Assets
     Under NAIC SAP, certain assets designated as "non-admitted" are excluded from the accompanying Balance Sheets - Statutory Basis and are charged directly to unassigned surplus. Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

     (f) Universal Life Policies
     Under NAIC SAP, revenues for universal life-type contracts consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues on universal-life type contracts are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance. Additionally, premium receipts on universal life-type contracts are considered deposits and are recorded as interest-bearing liabilities while benefits are recognized as expenses in excess of the policyholder account balance.

     (g) Reserves for Life, Accident and Health Policies
     Under NAIC SAP, certain policy reserves are calculated based on mortality and interest assumptions prescribed or permitted by state statues, without consideration of withdrawals. NAIC SAP policy reserves generally differ from policy reserves under GAAP, which are based on the Company's estimates of mortality, interest and withdrawals.

     (h) Policyholder Dividends
     Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date.

     (i) Reinsurance
     Under NAIC SAP, policy and contract liabilities ceded to reinsurers have been reported as reductions to the related reserves. Under GAAP, reinsurance recoverables are recorded as an asset.

     Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded and an allowance for amounts deemed uncollectible would be established through a charge to earnings.

     Under NAIC SAP, commission allowances by reinsurers on business ceded are reported as other revenue when received. Under GAAP, these expenses would be deferred and amortized with deferred policy acquisition costs.

     (j) Employee Benefits
     Under NAIC SAP, a liability for pension and other postretirement benefits is established only for vested participants and current retirees. Under NAIC SAP, the change in the minimum pension liability, less the change in any intangible asset, is recorded as an adjustment to unassigned surplus. Intangible and prepaid assets are non-admitted. Under GAAP, the liability would include unvested active participants, and the difference between the plan's assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. In addition, actuarial gains and losses and prior service costs are recorded as a component of other comprehensive income, net of tax.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------
(continued)
-----------

Basis of Presentation, (continued)
     (k) Federal Income Taxes
     NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets and a federal income tax provision is required on a current basis for the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

     (l) Comprehensive Income
     Comprehensive income and its components are not presented under NAIC SAP.

     (m) Goodwill
     Under NAIC SAP, goodwill is calculated as the difference between the cost of acquiring the entity and the reporting entity's share of the historical book value of the acquired entity; or as the amount that liabilities exceed assets in assumptive reinsurance transactions. Additionally, under NAIC SAP, the amount of goodwill recorded as an "admitted asset" is subject to limitation. Goodwill under GAAP is calculated as the difference between the cost of acquiring the entity and the fair value of the assets received and liabilities assumed.

Significant statutory accounting practices are as follows:

Investments
Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans are stated at amortized cost and loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality. The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality. All bonds with a NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Preferred stocks are stated at cost or the lower of cost or fair value based on the NAIC designation. The carrying value of an affiliated subsidiary was $12,500 and $15,000 as of December 31, 2009 and 2008, respectively.

Common stocks are generally reported at NAIC fair value. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company's proportionate share of the audited GAAP basis equity after the date of acquisition, except for Pathmark which was carried at audited GAAP equity with statutory adjustments (2008 only). The carrying value of affiliated subsidiaries was $706,711 and $48,909 as of December 31, 2009 and 2008, respectively. The increase in carrying value was a result of the contribution of Acacia Life and UCL during 2009, see Note 5. The Federal Home Loan Bank ("FHLB") common stock is carried at cost. The change in the carrying value is generally recorded as a change in net unrealized losses on investments, a component of unassigned surplus.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------
(continued)
-----------

Investments, (continued)
Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums. The Company records a reserve for losses on mortgage loans as part of the AVR.

Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Depreciation expense is determined by the straight-line method. The intent to sell a property exists when management has committed to a plan to dispose of the property by sale to an outside party. Real estate held for sale is reported at fair value less encumbrances.

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, and all highly liquid securities purchased with an original maturity of three months or less. Short-term investments presented in the Balance Sheets - Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are stated at the aggregate unpaid principal balance. If the unpaid balance of the loan exceeds the policy reserves, the excess is considered a non-admitted asset.

The carrying amount of real estate limited partnerships, limited liability companies, and joint ventures reflect the underlying GAAP equity of the limited partnerships. Income from the limited partnerships is recognized when distributed. Unrealized gains and losses resulting from differences between the cost and carrying amount of the limited partnerships are credited or charged directly to unassigned surplus. The Company's investments in limited partnerships and joint ventures are recorded in "Other investments" in the Balance Sheets - Statutory Basis. Other investments also include an affiliated surplus note (2008 only), collateral loans, unsecured loans, and low-income housing tax credits carried under the amortized cost method. Other-than-temporary impairments of $1,859, $6,335 and $1,078 were recorded as realized losses during 2009, 2008 and 2007, respectively.

In 2008, the Company began selling futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed minimum withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company sells futures contracts on certain equity indices which expire every 90 days. The Company does not receive cash on the initial sale of the contracts, but will receive or pay cash daily based on the movement of the underlying index.

The Company is required to post collateral to the brokering bank. To comply with this requirement, the Company usually posts a short-term treasury bill with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral is recorded as an asset by the Company included in bonds on the Balance Sheets - Statutory Basis and the book adjusted/carrying value of the collateral recorded at December 31, 2009 and 2008 is $8,102 and $5,516, respectively.

Since the futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in change in net unrealized capital gains on investments and totaled $(3,483) and $129 for the years ended December 31, 2009 and 2008, respectively. The total variation margin on closed contracts is reflected in net investment income and totaled $(5,341) and $2,408 for the years ended December 31, 2009 and 2008, respectively.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------
(continued)
-----------

Investments, (continued)
Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on loan-backed and structured securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued with amounts over 90 days past due is non-admitted. No amount was excluded from unassigned surplus at December 31, 2009, 2008 and 2007, respectively.

Realized investment gains and losses on sales are determined using the specific identification method. If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For bond investments other than loan-backed and structured securities, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. For loan-backed and structured security investments, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

Furniture and Equipment
Electronic data processing ("EDP") equipment at cost of $14,026 and $12,926, operating software at cost of $3,990 and $4,225, and non-operating software at cost of $28,167 and $27,334 are carried at cost less accumulated depreciation at December 31, 2009 and 2008, respectively. The admitted value of the Company's EDP and operating and nonoperating software is limited to three percent of capital and surplus. The admitted portion at cost, net of accumulated depreciation of $35,305 and $31,008, is recorded in "Other admitted assets" in the Balance Sheets - Statutory Basis. EDP equipment and operating software is depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years. Non-operating software is depreciated over the lesser of its estimated useful life or five years.

Other furniture and equipment is depreciated using the straight line method over the estimated useful lives of the assets. Buildings are generally depreciated over forty years. Furniture and fixtures are generally depreciated over three to ten years.

Depreciation expense recorded in "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis was $3,676, $3,821 and $3,803 for the years ended December 31, 2009, 2008 and 2007 respectively.

Costs incurred for the development of internal use software are capitalized and amortized using the straight-line method over the lesser of the useful lives of the assets or three years.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------
(continued)
-----------

Non-Admitted Assets
In accordance with statutory requirements, certain assets, designated as non-admitted assets, are excluded from the Balance Sheets - Statutory Basis and are charged directly to surplus. Non-admitted assets consist primarily of a portion of deferred tax assets, a non-admitted receivable from AHC, furniture and equipment, and negative disallowed IMR (in 2008), and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual. Total non-admitted assets were $72,630 and $104,122 at December 31, 2009 and 2008, respectively.

Reserves for Life, Accident and Health Policies and Deposit-type Funds
Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and commissioned variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities. Reserves for annuities are calculated using the Commissioners' Annuity Reserve Valuation Method ("CARVM") with appropriate statutory interest and mortality assumptions. During the year ended December 31, 2009, the Company adopted a new actuarial standard for calculating variable annuity reserves in accordance with CARVM, referred to as VA CARVM. There was no significant impact of the adoption on these statutory basis financial statements. Policy reserves include the estimated future obligations for the fixed account options selected by variable life and annuity policyholders; obligations related to variable account options are in the separate accounts.

Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserves for Unpaid Claims
The reserves for unpaid group dental and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pending/unprocessed claims relative to the historic level of pended/unprocessed claims during the time period used in generating the claim lag factors. The reserves for unpaid claims for group dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------
(continued)
-----------

Dividends to Policyholders
Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. A portion of the Company's business has been issued on a participating basis. The amount of insurance in force on individual life participating policies was $2,082,833 or 11.1% and $2,769,840 or 14.1% of the individual life policies in force as of December 31, 2009 and 2008, respectively.

Accrued Separate Account Transfers
Accrued separate account transfers primarily consist of the amount of policyholder account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

Asset Valuation and Interest Maintenance Reserves
The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $233, $79 and $508 for 2009, 2008 and 2007, respectively.

Premiums and Related Commissions
Life premiums are recognized as income over the premium paying period of the related policies. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance
Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, and the reserves for policy and contract liabilities are reported net of reinsured amounts.

Income Taxes
The Company files a life/non-life consolidated tax return with UNIFI and UNIFI includible affiliates and is party to a federal income tax allocation agreement. The Company's income tax allocation is based upon a written agreement which generally specifies separate income tax return calculations with current credit for net operating losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------
(continued)
-----------

Income Taxes, (continued)
The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency for these tax-related matters when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews its loss contingencies on an ongoing basis to ensure that the Company has appropriate reserves recorded on the Balance Sheets - Statutory Basis. These reserves are based on judgment made by management with respect to the likely outcome of these matters. The Company's judgment could change based on new information, Internal Revenue Service examinations and changes in laws or regulations. The reserve for tax related contingencies was $16,875 and $14,520 at December 31, 2009 and 2008, respectively.

The statute of limitations, generally, is closed for the Company through December 31, 2002. In 2007, the Internal Revenue Service completed and settled an examination for the federal income tax returns of the Company and Acacia Life and their affiliates for the tax years of 2004 and 2003. The Company's management has determined that the settlement is not material.

Separate Accounts
Separate account assets and liabilities reported in the accompanying financial statements support individual variable annuity contracts, variable life contracts and group variable annuity contracts issued by the Company. The assets and liabilities of the separate accounts are legally separated from other Company assets and liabilities and the separate accounts investment risk is borne by the contract holders rather than the Company. Contract guarantees residing in the general account may be impacted by separate account investment performance as they would for general account investment performance. The separate account mortality and expense risk charge is recorded in "Miscellaneous income" on the Summary of Operations and Changes in Capital and Surplus-Statutory-Basis. Separate account assets and liabilities are carried at fair value and investment income and gains and losses from these accounts accrue directly to contract holders and are not in the accompanying financial statements.

Vulnerability due to Certain Concentrations
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

During 2009 and 2008, decreased liquidity in certain markets adversely impacted the fair value of the Company's investments, in particular loan-backed and structured securities, and corporate bonds. The Company anticipates these conditions will continue over the next year and will continue to evaluate the reasonableness of the fair value of the impacted securities by comparison to alternative market sources along with consideration of credit spreads for similar securities and the characteristics and performance of the underlying collateral.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------
(continued)
-----------

Reclassifications
Certain prior year amounts have been reclassified to conform with the current year presentation. The reclassifications have no effect on total admitted assets, total liabilities, total capital and surplus, and net income (loss). The reclassifications consist of the following:

--------------------------------------------------------------------------------------------------------------------
              Previously Reported In                                      Currently Reported In
--------------------------------------------------------------------------------------------------------------------
Balance Sheets - Statutory Basis
--------------------------------------------------------------------------------------------------------------------
  Bonds - unaffiliated                                 Bonds
  Preferred stocks    - unaffiliated                   Preferred stocks
                      - affiliated
  Common stocks       - unaffiliated                   Common stocks
                      - affiliated
  Cash and cash equivalents                            Cash, cash equivalents and short-term investments
  Short-term investments                               Cash, cash equivalents and short-term investments
  Partnerships and limited liability                   Other investments
    companies -  real estate
  Partnerships - joint ventures                        Other investments
  Other investments - unaffiliated                     Other investments
                    - affiliated
  Receivables for securities                           Other investments
  Accounts receivable - affiliates                     Other admitted assets
  Data processing and other admitted                   Other admitted assets
    assets
  Goodwill                                             Other admitted assets
  Payable for securities                               Other liabilities
  Other liabilities                                    Accrued commissions, expenses and insurance taxes
  Accounts payable - affiliates                        Other liabilities
--------------------------------------------------------------------------------------------------------------------
Summary of Operations and Changes in Capital and Surplus - Statutory Basis
--------------------------------------------------------------------------------------------------------------------
  Miscellaneous income                                 Commissions and expense allowances on reinsurance ceded
--------------------------------------------------------------------------------------------------------------------

In addition, the Statutory Statements of Changes in Capital and Surplus are now reported with the Summary of Operations and Changes in Capital and Surplus - Statutory Basis statement.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------
(continued)
-----------

Accounting Pronouncements
Statement of Statutory Accounting Principles No. 10R, "Income Taxes, Revised - A Temporary Replacement of SSAP No. 10" ("SSAP No. 10R")
In November 2009, the NAIC issued SSAP No. 10R, which revises SSAP No. 10 "Income Taxes" to allow for increased admissibility thresholds for admitted deferred tax assets ("DTAs") for companies with risk-based capital ("RBC") that exceeds either the trend test for those entities that are subject to a RBC trend test, or for those companies not subject to the RBC trend test, a RBC above the maximum risk-based capital level where an action level could occur as a result of a trend test, which was 250% for life insurance companies. The expanded deferred tax asset admissibility is elective. If the RBC requirements are met, an admitted deferred tax asset may be recognized in an amount equal to the federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with IRS tax loss carryback provisions, not to exceed three years; and the lesser of a) the amount of gross DTAs expected to be realized within three years of the balance sheet date, or b) fifteen percent of statutory capital and surplus adjusted to exclude any net DTAs, EDP equipment and operating system software, and any net positive goodwill; and the amount of adjusted gross DTAs that can be offset against existing gross deferred tax liabilities. SSAP No. 10R introduces a valuation allowance concept to the statutory accounting for income taxes. A valuation allowance should be provided to offset tax benefits associated with deferred tax assets if it is more likely than not that the tax benefit will not be realized. The provisions of SSAP No. 10R are effective for the year ended December 31, 2009, and 2010 interim and annual financial statements only. The cumulative effect from adoption of this statement resulted in an increase in surplus of $8,815, net of tax.

Statement of Statutory Accounting Principles No. 43R, "Loan-backed and Structured Securities" ("SSAP No. 43R")
In September 2009, the NAIC issued SSAP No. 43R, which superceded SSAP No. 43, "Loan-Backed and Structured Securities", SSAP No. 98, "Treatment of Cash Flows When Quantifying Changes in Valuations and Impairments, an Amendment of SSAP No. 43" and paragraph 13 of SSAP No. 99, "Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment". Under SSAP No. 43R, for impaired loan-backed and structured securities which an entity intends to sell, an other-than-temporary impairment loss is required to be recognized in earnings for the difference between the amortized cost basis of the security and its fair value as of the balance sheet date. For impaired securities that the entity does not expect to recover the entire cost basis of, but does not intend to sell, an other-than-temporary impairment loss is required to be recognized in earnings for the difference between the amortized cost basis of the security and the entity's estimate of the present value of future cash flows of the security, discounted at an appropriate discount rate specified in SSAP No. 43R. The provisions of SSAP No. 43R were effective as of September 30, 2009, with a cumulative effect of adoption calculated as of July 1. The adoption of this statement decreased surplus by $103 at December 31, 2009.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------
(continued)
-----------

Accounting Pronouncements, (continued)
Statement of Statutory Accounting Principles No. 99 "Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment" ("SSAP No. 99") Effective January 1, 2009, the NAIC issued SSAP No. 99, which establishes statutory accounting for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an other-than-temporary impairment. In periods subsequent to the recognition of other-than-temporary impairments, the reporting entity accounts for the other-than-temporarily impaired security as if the security had been purchased on the measurement date of the other-than-temporary impairment. The fair value of the security on the measurement date is the new cost basis and the new cost basis is not adjusted for subsequent recoveries in fair value. The discount or reduced premium recorded for the security, based on the new cost basis, is amortized over the remaining life of the security in the prospective manner based on the amount and timing of future estimated cash flows. The security continues to be subject to impairment analysis for each subsequent reporting period and future declines in fair value which are determined to be other-than-temporary are recorded as realized losses. The adoption of this statement did not have a material impact on the Company's financial position or results of operations.

Statement of Statutory Accounting Principles No. 100, "Fair Value Measurements" ("SSAP No. 100")
In December 2009, the NAIC adopted SSAP No. 100, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The statement is effective beginning with December 31, 2010 financial statements. The Company does not anticipate a material impact on its financial position or results of operations from adopting this statement.

Statement of Statutory Accounting Principles No. 96, "Settlement Requirements for Intercompany Transactions, An Amendment to SSAP No. 25 - Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties" ("SSAP No. 96")
Effective January 1, 2007, the Company adopted SSAP No. 96. This statement required transactions between related parties to be in the form of a written agreement and the agreement must provide for timely settlement of amounts owed. The adoption of this statement did not have a material impact on the financial statements.

Statement of Statutory Accounting Principles No. 97, "Investments in Subsidiary, Controlled and Affiliated Entities, a Replacement of SSAP No. 88 ("SSAP No. 97") Effective January 1, 2007, the Company adopted SSAP No. 97, which provided additional guidance on the audit requirements for subsidiaries. The adoption of this statement did not have a material impact on the financial statements.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

2.  Statutory Merger and Business Combination
---------------------------------------------

The Company merged with LifeRe, a wholly owned subsidiary of the Company, on October 1, 2008. This transaction was accounted for as a statutory merger. No additional shares of the Company were issued. Prior years have been adjusted to reflect comparative merged company financial information.

The following information is provided "as if" the merger occurred at January 1, 2007:

                           -----------------------------------------------------------------------------------------
                               Ameritas Life              LifeRe                                   Ameritas Life
                           As Previously Reported  As Previously Reported     Eliminations           As Merged
 -------------------------------------------------------------------------------------------------------------------
 Income                     $       1,246,445      $        33,725       $           -          $     1,280,170
 Net Income                            77,665                 (470)                  -                   77,195
 Total Capital and
  Surplus                             878,120               11,386             (11,386)                 878,120
 -------------------------------------------------------------------------------------------------------------------

In 2007, the Company paid $21,262 in cash for the purchase of the outstanding common stock of LifeRe Corporation. The transaction was accounted for as a statutory purchase and resulted in goodwill recorded in the investment carrying value in the amount of $11,331. Goodwill amortization relating to this purchase was $2,518 for the year ended December 31, 2007 and written off in 2007 upon the dissolution of LifeRe Corporation (see Note 5).

3.  Investments
---------------

Bonds
The table below provides additional information relating to bonds held at December 31, 2009:

                                                                       Gross             Gross
                                                   Cost or          Unrealized        Unrealized
                                                Amortized Cost         Gains            Losses        Fair Value
                 ---------------------------------------------------------------------------------------------------
 Bonds:
 U.S. Governments                            $          156,879  $        9,422  $          313  $          165,988
 All Other Governments                                      153               4               -                 157
 Special Revenue & Special Assessment
   Obligations and all Non-Guaranteed
   Obligations of Agencies and Authorities
   of Governments and Their Political
   Subdivisions                                         201,273           9,991             186             211,078
 Industrial & Miscellaneous (Unaffiliated)            1,248,223          63,462          11,520           1,300,165
 Hybrid Securities                                       17,642           1,256           1,456              17,442
 -------------------------------------------------------------------------------------------------------------------
 Total Bonds                                 $        1,624,170  $       84,135  $       13,475  $        1,694,830
 ===================================================================================================================

                                       19

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------

Bonds, (continued)
The table below provides additional information relating to bonds held at December 31, 2008:

                                                                       Gross             Gross
                                                   Cost or          Unrealized        Unrealized
                                                Amortized Cost         Gains            Losses        Fair Value
                 ---------------------------------------------------------------------------------------------------
 Bonds:
 U.S. Governments                            $          167,554  $        9,780  $          156  $          177,178
 All Other Governments                                      585              15               -                 600
 Special Revenue & Special Assessment
   Obligations and all Non-Guaranteed
   Obligations of Agencies and Authorities
   of Governments and Their Political
   Subdivisions                                         195,376           3,910              30             199,256
 Public Utilities (Unaffiliated)                        108,314           1,016           6,662             102,668
 Industrial & Miscellaneous (Unaffiliated)            1,142,801           9,541         124,785           1,027,557
 -------------------------------------------------------------------------------------------------------------------
 Total Bonds                                 $        1,614,630  $       24,262  $      131,633  $        1,507,259
 ===================================================================================================================

At December 31, 2009 and 2008, the amortized cost of bonds was reduced by $1,739 and $3,147, respectively, of cumulative fair value adjustments on bonds rated NAIC "6" to derive the carrying amounts of bonds in the Balance Sheets - Statutory Basis of $1,622,431 and $1,611,483, respectively.

The Company had preferred stocks of $39,943 with a fair value of $32,264 as of December 31, 2008. Based on NAIC SAP guidance, on January 1, 2009, the Company reclassified $18,128 of hybrid securities with a fair value of $12,416 from preferred stocks to bonds.

The cost or amortized cost and fair value of bonds at December 31, 2009 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                             Cost or Amortized
                                                                                    Cost             Fair Value
 -------------------------------------------------------------------------------------------------------------------
 Due in one year or less                                                     $        54,146     $        55,217
 Due after one year through five years                                               423,775             445,521
 Due after five years through ten years                                              712,753             749,198
 Due after ten years                                                                 332,042             337,971
 Bonds with multiple repayment dates                                                 101,454             106,923
 -------------------------------------------------------------------------------------------------------------------
 Total Bonds                                                                 $     1,624,170     $     1,694,830
 ===================================================================================================================

Sales of bond investments in 2009, 2008 and 2007 resulted in proceeds of $120,970, $43,359 and $93,497, respectively, on which the Company realized gross gains of $10,997, $1,436 and $3,474, respectively, and gross losses of $574, $6,879 and $473, respectively.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------

Bonds and Stocks
Realized capital gains (losses) are as follows:

                                                                       Years Ended December 31,
                                                       ---------------------------------------------------------
                                                              2009               2008               2007
 ---------------------------------------------------------------------------------------------------------------
 Bonds:
      Gross realized capital gains on sales             $        10,997    $         1,436    $         3,474
      Gross realized capital losses on sales                       (574)            (6,879)              (473)
 ---------------------------------------------------------------------------------------------------------------
 Net realized capital gains (losses) on sales                    10,423             (5,443)             3,001
 Other, including impairments and net gain on
   dispositions other than sales                                (31,977)           (30,931)              (330)
 ---------------------------------------------------------------------------------------------------------------
 Total bonds                                                    (21,554)           (36,374)             2,671
 Preferred stocks                                                (1,000)           (11,110)            (1,239)
 Common stocks                                                    9,842            (49,842)            15,597
 Real estate                                                         79                  -             17,273
 Other investments                                                6,660             (9,801)             1,391
 ---------------------------------------------------------------------------------------------------------------
 Realized capital gains (losses) before federal
  income taxes and transfer to IMR                               (5,973)          (107,127)            35,693
 Realized capital gains (losses) transferred to IMR               7,832             (8,772)                16
 Federal income tax expense (benefit)                           (11,871)           (25,557)            13,461
 ---------------------------------------------------------------------------------------------------------------
 Net realized capital gains (losses)                    $        (1,934)   $       (72,798)   $        22,216
 ===============================================================================================================

An aging of unrealized losses on the Company's investments in bonds, preferred stocks and common stocks were as follows:

                                                                    December 31, 2009
                                       -----------------------------------------------------------------------------
                                         Less than 12 months        12 months or more               Total
                                       ------------------------- ------------------------- -------------------------
                                                     Unrealized                Unrealized                Unrealized
                                         Fair Value    Losses      Fair Value    Losses      Fair Value    Losses
 -------------------------------------------------------------------------------------------------------------------
 Bonds:
 U.S. Governments                       $    10,031 $       313   $         - $         -   $    10,031 $       313
 Special Revenue & Special
   Assessment Obligations and all
   Non-Guaranteed Obligations of
   Agencies and Authorities of
   Governments and Their Political
   Subdivisions                              10,286         186             -           -        10,286         186
 Industrial & Miscellaneous
   (Unaffiliated)                            93,284       1,514        92,377      10,006       185,661      11,520
 Hybrid Securities                                -           -        12,985       1,456        12,985       1,456
 -------------------------------------------------------------------------------------------------------------------
 Total Bonds                                113,601       2,013       105,362      11,462       218,963      13,475
 -------------------------------------------------------------------------------------------------------------------
 Preferred Stocks                                 -           -           441         161           441         161
 Common Stocks                               12,583         663         4,836         743        17,419       1,406
 -------------------------------------------------------------------------------------------------------------------
 Total                                  $    12,583 $       663   $     5,277 $       904   $    17,860 $     1,567
 -------------------------------------------------------------------------------------------------------------------

                                       21

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------

Bonds and Stocks, (continued)
                                                                    December 31, 2008
                                       -----------------------------------------------------------------------------
                                         Less than 12 months        12 months or more               Total
                                       ------------------------- ------------------------- -------------------------
                                                     Unrealized                Unrealized                Unrealized
                                         Fair Value    Losses      Fair Value    Losses      Fair Value    Losses
 -------------------------------------------------------------------------------------------------------------------
 Bonds:
 U.S. Governments                       $     3,242 $        76   $     4,166 $        80   $     7,408 $       156
 Special Revenue & Special
   Assessment Obligations and all
   Non-Guaranteed Obligations of
   Agencies and Authorities of
   Governments and Their Political
   Subdivisions                               4,837          24         2,236           5         7,073          30
 Public Utilities (Unaffiliated)             61,037       4,179        15,301       2,483        76,338       6,662
 Industrial & Miscellaneous
   (Unaffiliated)                           615,479      76,444       117,880      48,342       733,359     124,785
 -------------------------------------------------------------------------------------------------------------------
 Total Bonds                                684,595      80,723       139,583      50,910       824,178     131,633
 -------------------------------------------------------------------------------------------------------------------
 Preferred Stocks                             9,907       4,425         4,465       3,314        14,372       7,739
 Common Stocks                               54,804       9,407           699         489        55,503       9,896
 -------------------------------------------------------------------------------------------------------------------
 Total                                  $   749,306 $    94,555   $   144,747 $    54,713   $   894,053 $   149,268
 -------------------------------------------------------------------------------------------------------------------

The unrealized losses in both 2009 and 2008 reported above were partially caused by the effect of the interest rate environment on certain securities with stated interest rates currently below market rates, and as such, are temporary in nature. Certain securities also experienced declines in fair value that were due in part to liquidity and credit-related considerations. The Company considers various factors when considering if a decline in fair value is other-than-temporary, including the length of time and size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company's intention and ability to sell or hold the security until maturity or recovery. Upon review of these factors, the Company has determined that such declines were temporary in nature. Therefore, the Company does not believe the unrealized losses on investments represent an other-than-temporary impairment as of December 31, 2009 and 2008.

For substantially all preferred stock and common stock securities with an unrealized loss greater than 12 months, such unrealized loss was less than 25% of the Company's carrying value of each preferred stock or common stock security. The Company considers various factors when considering if a decline in the fair value of a preferred stock and common stock security is other-than-temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company's investment managers; market liquidity; and the Company's intentions to sell or ability to hold the investments until recovery. Based on an evaluation of these factors, the Company has concluded that the declines in the fair values of the Company's investments in both unaffiliated preferred stocks and common stocks at December 31, 2009 or 2008 are temporary. During 2009 and 2008, the Company recorded $721 and $8,980, respectively, of other-than-temporary impairments as additional realized losses.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------

The Company's bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2009 and 2008, bonds totaling $92,947 and $88,750, respectively, (5.6% and 5.3%, respectively, of the total bond and short-term portfolios) are considered "below investment grade". Securities are classified as "below investment grade" by utilizing rating criteria established by the NAIC. During 2009, 2008 and 2007, the Company recorded realized losses for other-than-temporary impairments on bonds of $32,238, $36,072 and $1,657, respectively.

The Company has exposure to subprime mortgage loans within its total investments in loan-backed and structured securities. The Company manages its exposure to subprime mortgage loans in several ways. First, the Company monitors its exposure level to loan-backed and structured securities against defined restrictions prescribed by its Investment Policy. Restrictions include exposure at the aggregate level to loan-backed and structured securities along with exposure to ratings classes and subsectors. Also, the Company continually tracks subprime loan-backed and structured securities for factors including credit performance, rating agency actions, prepayment trends and de-levering. Loans with trends that may indicate underperformance are monitored closely for any further deterioration that may result in action by the Company.

As of December 31, 2009 and 2008, the Company's total investment in non-agency residential loan-backed and structured securities represents securities with an adjusted cost basis of $11,258 and $44,516 and a fair value of $9,104 and $15,948, respectively. Additionally, as of December 31, 2009 and 2008, the Company's subprime exposure related to subprime loan-backed and structured securities represents securities with an adjusted cost basis of $2,496 and $3,010 and a fair value of $2,502 and $2,640, respectively.

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments is as follows:

                                                                     OTTI Recognized in Loss
                                                                ----------------------------------
                                                  Amortized
                                                 Cost Before
                                                     OTTI           Interest        Non-interest      Fair Value
--------------------------------------------- ----------------- ----------------- ---------------- -----------------
September 30, 2009
    Present value of cash flows                  $      4,847      $         -       $     1,492      $      2,555
December 31, 2009
    Present value of cash flows                  $      7,472      $         -       $     2,965      $      3,301
--------------------------------------------- ----------------- ----------------- ---------------- -----------------

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments is as follows:

                                                September 30, 2009
--------------------------------------------------------------------------------------------------------------------
       CUSIP          Amortized Cost      Projected Cash        Recognized        Amortized Cost
                        Before OTTI           Flows                OTTI             After OTTI        Fair Value
-------------------- ------------------ ------------------- ------------------ ------------------ ------------------
94985EAE1               $         27       $         26        $          1       $         26       $         24
74922EBE8                         40                 38                   2                 38                 47
74922RBF6                         20                 18                   2                 18                 64
94983FAG5                         51                 48                   3                 48                 61
17312KAT9                         76                 73                   3                 73                100
3622X7AU0                        208                204                   4                204                707
12544CBB6                         66                 62                   4                 62                 99
761118VP0                         57                 51                   6                 51                 32
12638PCA5                        142                122                  20                122                104
57643MMX9                        418                393                  25                393                243
466247B93                        455                428                  27                428                209
94984MAU8                        284                221                  63                221                363
17313QAC2                        414                284                 130                284                126
05953YCF6                        950                814                 136                814                121
17312DAL2                      1,639                573               1,066                573                255
-------------------- ------------------ ------------------- ------------------ ------------------ ------------------
Total                   $      4,847       $      3,355        $      1,492       $      3,355       $      2,555
==================== ================== =================== ================== ================== ==================

                                                 December 31, 2009
--------------------------------------------------------------------------------------------------------------------
       CUSIP          Amortized Cost      Projected Cash        Recognized        Amortized Cost
                        Before OTTI           Flows                OTTI             After OTTI        Fair Value
-------------------- ------------------ ------------------- ------------------ ------------------ ------------------
76110HL56               $        437       $        304        $        133       $        304       $        122
94983FAF7                      3,044              2,208                 836              2,208              2,085
52520MGY3                      1,726                748                 978                748                214
05949CKB1                      2,265              1,247               1,018              1,247                880
-------------------- ------------------ ------------------- ------------------ ------------------ ------------------
Total                   $      7,472       $      4,507        $      2,965       $      4,507       $      3,301
==================== ================== =================== ================== ================== ==================

A summary of loan-backed and structured security investments with unrealized losses for which an other-than-temporary impairment has not been recognized as of December 31, 2009 is as follows:

                                 Unrealized less than 12 months                Unrealized 12 months or more
                         -------------------------------------------------------------------------------------------
                                                              Unrealized                                 Unrealized
                             Amortized Cost     Fair Value       Losses    Amortized Cost   Fair Value     Losses
 -------------------------------------------------------------------------------------------------------------------

 Structured securities      $    21,889      $    21,311     $   (578)    $    18,990      $  16,730   $   (2,260)
 -------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------

Mortgage Loans
The Company invests in mortgage loans collateralized principally by commercial real estate. The maximum and minimum lending rates for mortgage loans issued during 2009 are 7.75% and 6.30%. The maximum percentage of any one loan to the value of security at the time the loan was originated, exclusive of insured, guaranteed or purchase money mortgages, was 75% with the exception of two loans for which the portion exceeding 75% is admitted under investment "basket" provisions. The Company has not included taxes, assessments or other amounts advanced in mortgage loans at December 31, 2009, 2008 and 2007.

The Company's mortgage loans finance various types of commercial and multi-family residential properties throughout the United States. The geographic distributions of the mortgage loans at December 31, 2009 and 2008 are as follows:

                                                                                      2009              2008
 -------------------------------------------------------------------------------------------------------------------
 California                                                                      $        48,236  $        47,082
 Minnesota                                                                                28,808           31,483
 Ohio                                                                                     27,712           29,074
 Utah                                                                                     25,771           24,036
 Oregon                                                                                   24,181           21,480
 Arizona                                                                                  21,653           17,048
 Texas                                                                                    20,032           21,346
 All other states                                                                        182,423          195,007
 -------------------------------------------------------------------------------------------------------------------
                                                                                 $       378,816  $       386,556
 ===================================================================================================================

At December 31, 2009, 2008 and 2007, the Company does not have any impaired mortgage loans or interest income on impaired mortgage loans. Interest income on impaired mortgage loans is generally recognized on a cash basis.

Fair Value of Financial Instruments
The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

         Bonds and Preferred Stocks - The fair values for bonds and preferred stocks are based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of loan-backed and structured securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

         Common Stocks - For publicly traded securities and affiliated mutual funds, fair value is obtained from independent pricing services or fund managers. For stock in FHLB carrying amount approximates fair value. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------

Fair Value of Financial Instruments, (continued)
         Mortgage Loans - The fair values for mortgage loans are estimated using discounted cash flow calculations which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral.

         Cash, Cash Equivalents and Short-term Investments, and Investment Income Due and Accrued - The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments.

         Other Investments - The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments, except when an instrument becomes other than temporarily impaired and a new cost basis has been recognized. The fair value for these instruments becomes their new cost basis. The fair value of the affiliated surplus note included in other investments was internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the note. Other investments carried on the equity method are not included as part of the fair value disclosure.

         Loans on Insurance Contracts - The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

         Deposit-Type Funds - Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

         Borrowed money - The fair value is estimated using discounted cash flow analyses based on current incremental borrowing rates for similar types of borrowing arrangements.

         Separate Account Assets and Liabilities - The fair values of separate account assets are based upon net asset values provided by the fund managers. Separate account liabilities are carried at the fair value of the underlying assets.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------

Fair Value of Financial Instruments, (continued)
The book/adjusted carrying value and fair value of financial instruments at December 31 are as follows:

                                                               2009                             2008
                                                 -------------------------------------------------------------------
                                                  Book/Adjusted                    Book/Adjusted
                                                  Carrying Value    Fair Value     Carrying Value    Fair Value
 -------------------------------------------------------------------------------------------------------------------
 Financial Assets:
     Bonds                                        $    1,622,431  $    1,694,830   $    1,611,483  $    1,507,259
     Preferred stocks                                     14,639          15,670           39,943          32,264
     Common stocks                                       147,692         147,692          148,587         148,587
     Mortgage loans                                      378,816         381,664          386,556         405,865
     Cash, cash equivalents and short-term
       investments                                        28,299          28,299           41,969          41,969
     Loans on insurance contracts                        101,073         103,361          108,471         105,537
     Other investments                                     3,375           3,413           26,796          14,908
     Investment income due and accrued                    24,444          24,444           24,518          24,518
     Separate account assets                           3,257,507       3,257,507        2,457,887       2,457,887
 Financial Liabilities:
     Deposit-type funds                           $      197,409  $      197,409   $      197,433  $      197,433
     Borrowed money                                            -               -            7,491           7,484
     Separate account liabilities                      3,257,507       3,257,507        2,457,887       2,457,887
 -------------------------------------------------------------------------------------------------------------------

Fair Value Measurements of Financial Instruments
Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market.

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company's financial assets carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by GAAP fair value measurements guidance. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset's classification is based on the lowest level input that is

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------

Fair Value Measurements of Financial Instruments, (continued) significant to its fair value measurement in its entirety. In summary, the levels of the fair value hierarchy are as follows:

     o Level 1 - Values are unadjusted quoted prices for identical assets in active markets accessible at the measurement date.

     o Level 2 - Inputs include quoted prices for similar assets in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

     o Level 3 - Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company's best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

The following table provides information about the Company's assets measured at fair value on a recurring basis by the GAAP fair value measurement guidance levels described above as follows:

                                                                             December 31, 2009
                                                        ------------------------------------------------------------
                                                           Level 1         Level 2     Level 3         Total
 -------------------------------------------------------------------------------------------------------------------
 Assets:
     Common stocks                                       $     134,591   $       -   $       8,295   $    142,886
 -------------------------------------------------------------------------------------------------------------------
   Subtotal excluding separate account assets                  134,591           -           8,295        142,886
     Separate account assets                                 3,257,463           -               -      3,257,463
 -------------------------------------------------------------------------------------------------------------------
 Total assets accounted for at fair market value         $   3,392,054   $       -   $       8,295   $  3,400,349
 -------------------------------------------------------------------------------------------------------------------

                                                                             December 31, 2008
                                                        ------------------------------------------------------------
                                                           Level 1         Level 2     Level 3         Total
 -------------------------------------------------------------------------------------------------------------------
 Assets:
     Common stocks                                       $     137,020   $       -   $       6,664   $    143,684
 -------------------------------------------------------------------------------------------------------------------
   Subtotal excluding separate account assets                  137,020           -           6,664        143,684
     Separate account assets                                 2,457,822           -               -      2,457,822
 -------------------------------------------------------------------------------------------------------------------
 Total assets accounted for at fair market value         $   2,594,842   $       -   $       6,664   $  2,601,506
 -------------------------------------------------------------------------------------------------------------------

Fair values and changes in the fair values of separate account assets generally accrue directly to the policyholders and are not included in the Company's revenues and expenses or surplus.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------

Fair Value Measurements of Financial Instruments, (continued)
The following valuation techniques used to measure the fair values by type of investment in the above table follow:

Level 1 - Financial Assets
These assets include actively-traded exchange-listed common stocks and mutual funds. Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Separate account assets in Level 1 include actively-traded institutional and retail mutual fund investments where fair value represents net asset values received from fund managers who stand ready to transact at the quoted values.

Level 2 - Financial Assets
As of December 31, 2009, there were no financial assets measured at fair value on a recurring basis in Level 2.

Level 3 - Financial Assets
The common stock classified as Level 3 was based on an uncorroborated broker quote using unobservable inputs.

The following table summarizes changes to our financial instruments for the years ended December 31, 2009 and 2008 carried at fair value for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements:

                                                                                           Common stocks
 -------------------------------------------------------------------------------------------------------------------
 Fair value at January 1, 2008                                                             $       3,700
 Total gains or losses (realized and unrealized)
   Included in net income                                                                              -
   Included in unassigned surplus                                                                  2,964
 Purchases, sales, issuances, and settlements                                                          -
 Transfers in/out of Level 3                                                                           -
 -------------------------------------------------------------------------------------------------------------------
 Fair value at December 31, 2008                                                                   6,664
 Total gains or losses (realized and unrealized)
   Included in net income                                                                              -
   Included in unassigned surplus                                                                  1,631
 Purchases, sales, issuances, and settlements                                                          -
 Transfers in/out of Level 3                                                                           -
 -------------------------------------------------------------------------------------------------------------------
 Fair value at December 31, 2009                                                           $       8,295
 -------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------

Fair Value Measurements of Financial Instruments, (continued)
Certain financial assets are measured at fair value on a non-recurring basis, such as certain bonds and preferred stocks valued at the lower of cost or fair value, or investments that are impaired during the reporting period and recorded at fair value on the Balance Sheets - Statutory Basis at December 31, 2009 and 2008. The following tables summarize the assets measured at fair value on a non-recurring basis as of December 31, 2009 and 2008 and the total realized/unrealized losses for 2009 and 2008:

                                                                      December 31, 2009
                                    --------------------------------------------------------------------------------
                                                                                                    Total Realized
                                                                                                     /Unrealized
                                          Level 1         Level 2        Level 3          Total          Losses
--------------------------------------------------------------------------------------------------------------------
Bonds                                $               $         392  $         642   $       1,034   $      (5,238)
--------------------------------------------------------------------------------------------------------------------

                                                                      December 31, 2008
                                    --------------------------------------------------------------------------------
                                                                                                    Total Realized
                                                                                                     /Unrealized
                                          Level 1         Level 2        Level 3          Total          Losses
--------------------------------------------------------------------------------------------------------------------
Bonds                                $           -   $       9,191  $       4,022   $      13,213   $     (31,390)
Preferred Stocks                     $           -   $       1,200  $           -   $       1,200   $      (1,747)
--------------------------------------------------------------------------------------------------------------------

The bonds measured at fair value on a non-recurring basis include NAIC 6 designated bonds totaling $968 and $474 and impaired bonds totaling $66 and $12,739 as of December 31, 2009 and 2008, respectively. The $642 and $4,022 of bonds classified as Level 3 as of December 31, 2009 and 2008, respectively, were valued based on uncorroborated dealer quotes or internal valuation using unobservable inputs. The preferred stocks recorded at fair value on a non-recurring basis as of December 31, 2008 was due to impairments.

4.  Income Taxes
----------------

The application of SSAP No. 10R requires a company to evaluate the recoverability of deferred tax assets and to establish a valuation allowance if necessary to reduce the deferred tax asset to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable income in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

4.  Income Taxes, (continued)
-----------------------------

The components of the net deferred tax asset/(liability) ("DTA/DTL") as of December 31, 2009 are as follows:

                                                                   Ordinary          Capital           Total
 -------------------------------------------------------------------------------------------------------------------
 Gross deferred tax assets                                      $        61,558   $         5,192  $        66,750
 Statutory valuation allowance                                                -                 -                -
 -------------------------------------------------------------------------------------------------------------------
 Adjusted gross deferred tax assets                                      61,558             5,192           66,750
 Gross deferred tax liabilities                                          (7,210)          (10,522)         (17,732)
 -------------------------------------------------------------------------------------------------------------------
 Net DTA/DTL before admissibility test                          $        54,348   $        (5,330) $        49,018
 ===================================================================================================================

The Company has not recognized a deferred tax liability on its wholly owned subsidiaries because it does not have any plans to dispose of these subsidiaries and, in the event of disposition, any gain or loss would not be a taxable event for the Company.

The amount of admitted adjusted gross deferred tax assets under each component of SSAP No. 10R as of December 31, 2009 is:
                                                                   Ordinary          Capital           Total
 -------------------------------------------------------------------------------------------------------------------
 10.a.      Federal income taxes recoverable through loss
            carryback                                          $        15,692   $             -  $        15,692
 10.b.i.    Adjusted gross DTA expected to be realized in one
            year                                                             -                 -                -
 10.b.ii.   10% adjusted statutory capital and surplus limit            85,173                 -           85,173
            Admitted pursuant to 10.b. (lesser of i. or ii.)                 -                 -                -
 10.c.      Admitted pursuant to 10.c.                                   7,210            10,522           17,732
 10.e.i.    Adjusted admitted pursuant to 10.e.i.                        8,815                 -            8,815
 10.e.ii.a. Adjusted gross DTA expected to be realized in
            three years                                                      -                 -                -
 10.e.ii.b. 15% adjusted statutory capital and surplus limit           127,760                 -          127,760
            Additional admitted pursuant to 10.e.ii.                         -                 -                -
 10.e.iii.  Additional admitted pursuant to 10.e.iii.                        -                 -                -

 Total admitted DTA                                            $        31,718   $        10,522  $        42,240
 Total DTL                                                              (7,210)          (10,522)         (17,732)
 -------------------------------------------------------------------------------------------------------------------
 Net admitted DTA                                              $        24,508   $             -  $        24,508
 ===================================================================================================================

 Non-admitted DTA                                              $        29,840   $        (5,330) $        24,510
 -------------------------------------------------------------------------------------------------------------------

The Company has met the necessary risk-based capital levels to be able to admit the increased amount of deferred tax assets under SSAP No. 10R and an election has been made to admit DTAs pursuant to SSAP No. 10R. Such election was not available in 2008.

                                       31

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

4.  Income Taxes, (continued)
-----------------------------

The Company recorded a change in admitted DTAs during 2009 as the result of its election to employ the provision of paragraph 10.e. of SSAP No. 10R as follows:

                                                                   Ordinary          Capital           Total
 -------------------------------------------------------------------------------------------------------------------
 Gross deferred tax assets                                      $        (9,897)  $        (4,441) $       (14,338)
 Statutory valuation allowance                                                -                 -                -
 -------------------------------------------------------------------------------------------------------------------
 Adjusted gross deferred tax assets                                      (9,897)           (4,441)         (14,338)
 Gross deferred tax liabilities                                           6,563           (10,203)          (3,640)
 -------------------------------------------------------------------------------------------------------------------
 Net DTA/DTL before admissibility test                          $        (3,334)  $       (14,644) $       (17,978)
 ===================================================================================================================

 10.a.      Federal income taxes recoverable through loss
            carryback                                           $        (2,882)  $             -  $        (2,882)
 10.b.i.    Adjusted gross DTA expected to be realized in one
            year                                                              -                 -                -
 10.b.ii.   10% adjusted statutory capital and surplus limit                936                 -              936
            Admitted pursuant to 10.b. (lesser of i. or ii.)                  -                 -                -
 10.c.      Admitted pursuant to 10.c.                                   (6,563)           10,203            3,640
 10.e.i.    Adjusted admitted pursuant to 10.e.i.                         8,815                 -            8,815
 10.e.ii.a. Adjusted gross DTA expected to be realized in
            three years                                                       -                 -                -
 10.e.ii.b. 15% adjusted statutory capital and surplus limit            127,760                 -          127,760
            Additional admitted pursuant to 10.e.ii.                          -                 -                -
 10.e.iii.  Additional admitted pursuant to 10.e.iii.                         -                 -                -

 Change in total admitted DTA                                   $          (629)  $        10,203  $         9,574
 Change in total DTL                                                      6,563           (10,203)          (3,640)
 -------------------------------------------------------------------------------------------------------------------
 Change in net admitted DTA or DTL                              $         5,934   $             -  $         5,934
 ===================================================================================================================

 Change in non-admitted DTA                                     $        (9,268)  $       (14,644) $       (23,912)
 -------------------------------------------------------------------------------------------------------------------

The increase in non-admitted deferred tax assets was included in change in non-admitted assets in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2009, 2008 and 2007.

                                       32

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

4.  Income Taxes, (continued)
-----------------------------

The following table provides the Company's assets,  capital and surplus, and RBC information  with the DTA calculated  under SSAP No. 10R paragraphs 10(a) to (c)
and the  additional  DTA  determined  under SSAP No. 10R  paragraph  10.e. as of
December 31, 2009:
                                                               SSAP No. 10R 10     SSAP No. 10R
                                                                  (a) to (c)           10.e.          Difference
 -------------------------------------------------------------------------------------------------------------------
 Admitted DTAs                                                  $        33,425   $        42,240  $         8,815
 Admitted assets                                                      6,520,640         6,529,455            8,815
 Statutory surplus                                                    1,240,181         1,248,996            8,815
 Total adjusted capital                                               1,293,685         1,302,500            8,815
 RBC authorized control level                                           119,810           120,997            1,187
 -------------------------------------------------------------------------------------------------------------------

Federal income taxes incurred at December 31 consist of the following major components:

                                                                     2009             2008              2007
 -------------------------------------------------------------------------------------------------------------------
 Current federal income taxes
 Operations                                                    $        10,216   $        17,530  $        21,386
 Capital gains (losses)                                                 (9,131)          (28,627)          13,432
 Change in accounting principle                                            (55)                -                -
 Correction of error (see Note 20)                                           -                 -             (696)
 -------------------------------------------------------------------------------------------------------------------
                                                                         1,030           (11,097)          34,122
 Change in net deferred income taxes                                    13,745           (16,391)          (4,115)
 -------------------------------------------------------------------------------------------------------------------
     Total federal income taxes incurred                       $        14,775   $       (27,488) $        30,007
 ===================================================================================================================

The difference between the U.S. federal income tax rate and the federal income taxes incurred at December 31 is summarized as follows:

                                                                     2009             2008              2007
 -------------------------------------------------------------------------------------------------------------------
 Income before federal income taxes and realized capital
   gains (losses)                                              $        62,076   $        18,346  $        76,365
 Net realized capital gains (losses) before federal income
   taxes and transfers to IMR                                           (5,972)         (107,127)          35,693
 Change in accounting principle                                           (158)                -                -
 Change in unauthorized reinsurance                                      1,854                 -                -
 Correction of error (see Note 20)                                           -                 -           (1,988)
 -------------------------------------------------------------------------------------------------------------------
 Total pretax income (loss)                                             57,800           (88,781)         110,070
 Change in non-admitted assets                                         (11,868)          (12,946)          (6,547)
 Tax exempt income                                                      (9,329)           (7,966)         (10,784)
 Nondeductible expenses                                                    932            (2,969)            (107)
 Other                                                                    (366)           (3,809)          (4,526)
 -------------------------------------------------------------------------------------------------------------------
                                                                        37,169          (116,471)          88,106
 Statutory tax rate                                                       0.35              0.35             0.35
 -------------------------------------------------------------------------------------------------------------------
                                                                        13,009           (40,765)          30,837
 Change in federal income tax reserve                                    2,355            13,729             (647)
 Tax credits                                                              (589)             (452)            (183)
 -------------------------------------------------------------------------------------------------------------------
       Total federal income taxes incurred                     $        14,775   $       (27,488) $        30,007
 ===================================================================================================================

                                       33

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

4.  Income Taxes, (continued)
-----------------------------

The items that give rise to deferred tax assets and liabilities at December 31 relate to the following:

                                                                                      2009              2008
 -------------------------------------------------------------------------------------------------------------------
 Deferred tax assets:
 Unrealized investment losses                                                    $         5,192  $         9,633
 Deferred policy acquisition costs                                                        17,552           17,510
 Future policy and contract benefits                                                      11,553           16,899
 Policyholder dividends                                                                    2,928            3,510
 Acacia Life Insurance Company distribution                                                1,633            2,026
 Pension and postretirement benefits                                                       7,380            9,517
 Non-admitted assets                                                                      16,842           18,285
 Net operating/net capital and credits                                                       353              449
 Other                                                                                     3,317            3,259
 -------------------------------------------------------------------------------------------------------------------
 Gross deferred tax assets                                                                66,750           81,088
 -------------------------------------------------------------------------------------------------------------------
 Deferred tax liabilities:
 Unrealized investment gains                                                              11,822              849
 Acacia National Life Insurance Company inforce                                              480              807
 Other                                                                                     5,430           12,436
 -------------------------------------------------------------------------------------------------------------------
 Gross deferred tax liabilities                                                           17,732           14,092
 -------------------------------------------------------------------------------------------------------------------
 Net deferred tax asset                                                                   49,018           66,996
 Less:  non-admitted deferred tax assets                                                  24,510           48,422
 -------------------------------------------------------------------------------------------------------------------
 Net admitted deferred tax asset                                                 $        24,508  $        18,574
 ===================================================================================================================

 Increase (decrease) in deferred tax assets non-admitted                         $       (23,912) $        32,690
 ===================================================================================================================

                                       34

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

4.  Income Taxes, (continued)
-----------------------------

The change in net deferred income taxes is comprised of the following:
                                                                          December 31
                                                                     2009             2008             Change
 -------------------------------------------------------------------------------------------------------------------
 Gross deferred tax assets                                     $        66,750   $        81,088  $       (14,338)
 Gross deferred tax liabilities                                         17,732            14,092            3,640
 -------------------------------------------------------------------------------------------------------------------
 Net deferred tax asset                                        $        49,018   $        66,996          (17,978)
 =================================================================================================
 Tax effect of unrealized gains                                                                             4,233
                                                                                                 -------------------
 Change in net deferred income tax                                                                $       (13,745)
                                                                                                 ===================

                                                                          December 31
                                                                     2008             2007             Change
 -------------------------------------------------------------------------------------------------------------------
 Gross deferred tax assets                                     $        81,088   $        60,465  $        20,623
 Gross deferred tax liabilities                                         14,092            28,970          (14,878)
 -------------------------------------------------------------------------------------------------------------------
 Net deferred tax asset                                        $        66,996   $        31,495           35,501
 =================================================================================================
 Tax effect of unrealized gains                                                                           (19,110)
                                                                                                 -------------------
 Change in net deferred income tax                                                                $        16,391
                                                                                                 ===================

                                                                          December 31
                                                                     2007             2006             Change
 -------------------------------------------------------------------------------------------------------------------
 Gross deferred tax assets                                     $        60,465   $        57,166  $         3,299
 Gross deferred tax liabilities                                         28,970            27,713            1,257
 -------------------------------------------------------------------------------------------------------------------
 Net deferred tax asset                                        $        31,495   $        29,453            2,042
 =================================================================================================
 Tax effect of unrealized gains                                                                             2,073
                                                                                                 -------------------
 Change in net deferred income tax                                                                $         4,115
                                                                                                 ===================

At December 31, 2009, the Company has a capital loss carry forward of $48 that will expire in 2011 and an alternative minimum tax credit carryover of $336.

The amount of federal income taxes incurred in preceding years, which is available for recoupment in the event of future net losses is as follows:

 Tax Year                                                          Ordinary          Capital           Total
 -------------------------------------------------------------------------------------------------------------------
 2007                                                          $        20,687   $        11,357  $        32,044
 2008                                                                        -                 -                -
 2009                                                                        -                 -                -
 -------------------------------------------------------------------------------------------------------------------
 Total                                                         $        20,687   $        11,357  $        32,044
 ===================================================================================================================

5.  Information Concerning Parent, Subsidiaries, Affiliates and Related Parties
--------------------------------------------------------------------------------

On December 15, 2009, the Department of Insurance and Securities Regulation of the District of Columbia approved Acacia Life becoming a wholly owned subsidiary of the Company. Acacia Life was transferred to the Company from AHC at the statutory equity value of the Acacia Life common stock of $324,730 at the valuation date of September 30, 2009.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

5.  Information Concerning Parent, Subsidiaries, Affiliates and Related Parties,
--------------------------------------------------------------------------------
(continued)
-----------

On April 17, 2009, the Ohio Department of Insurance approved UCL becoming a wholly owned subsidiary of the Company. On April 22, 2009, the Department approved the re-domestication of UCL from Ohio to Nebraska. Together, these two actions resulted in the reorganization of UCL as a Nebraska subsidiary of the Company whereby the statutory equity value of the UCL common stock of $127,357 was transferred to the Company at the valuation date of March 31, 2009. During 2009, the Company made the following cash contributions to UCL: $50,000 on April 23, 2009, $50,000 on June 16, 2009, and $25,000 on December 22, 2009.

The Company received cash in the amount of $149 and $2,640 on May 28, 2009 and December 2, 2008, respectively, from dividends declared by Pathmark Administrators, Inc. On May 27, 2009, Pathmark retired the common stock shares owned by the Company with a cash payment of $2,499. Pathmark was subsequently sold to an outside party on May 31, 2009 for $130. In 2008, included in the dividend amount was $2,074 recorded as a return of capital with the remainder recorded in net investment income.

On May 15, 2008, UCL issued a $25,000, 6.61% fixed to floating rate surplus note
(Note) to the Company as part of an intercompany surplus agreement. Interest accrued on the Note at a fixed annual rate of 6.61% from May 15, 2008 to May 14, 2013, and at an annual floating rate equal to the three month LIBOR plus 3.06% from June 2013 until the Note was paid in full. The note was to mature on May 15, 2048. However, on September 30, 2009, the Note was cancelled and reclassified as a capital contribution to UCL. Prior to cancellation of the Note, interest totaling $1,239 was received in 2009.

Upon the dissolution of LifeRe Corporation on November 7, 2007, the Company received consideration in the amount of $17 resulting in no realized capital gain or loss. Included in the book/adjusted carrying value of LifeRe Corporation was $8,813 of goodwill, which was released in 2007 upon the dissolution.

Effective June 30, 2007, the Company sold 100% of the outstanding common shares of AIA to the Company's parent, AHC, for $660 in cash resulting in a realized capital gain of $559. AIA subsequently changed its name to Summit. Summit is an advisor providing investment management services to all the insurance companies within UNIFI.

With the AMAL dissolution into the Company as of September 30, 2006, included in the book/adjusted carry value of AMAL was $21,711 of goodwill, which was released at that time. The Company received assets totaling $2,766 and liabilities of $40,856 (including $29,825 as disclosed in Note 6 - Borrowed Money and $10,000 related to a note with the Company, which was subsequently retired upon the dissolution).

On January 30, 2003, the Company purchased 520,562 shares of common stock from AFSB valued on that date for $10,000. During 2005, the Company made additional contributions of $1,479 as paid in capital to AFSB. On December 20, 2009, the Company made an additional contribution of $3,698 as paid in capital to AFSB whereby the Company continues to own 14.79% of AFSB after this contribution.

In 2003, the Company received $2,452 in bonds and related accrued interest as of November 30, 2003 in payment of a $2,500 dividend declared by Pathmark Administrators, Inc. The remaining $48 was paid in cash. The bonds were transferred at fair value with the Company recording a deferred gain of $120 to be amortized over the life of the bonds. During 2009, the remaining unamortized gain of $84 was recognized in net realized capital gains (losses).

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

5.  Information Concerning Parent, Subsidiaries, Affiliates and Related Parties,
--------------------------------------------------------------------------------
(continued)
-----------

Effective April 1, 2002, AVLIC (now merged with the Company) and Acacia National Life Insurance Company (merged with Acacia Life as of January 1, 2004) entered into agreements under which the Company accepted, either on a coinsurance (the fixed account business) or on a modified coinsurance basis (the separate account business), the rights, liabilities and obligations of the variable life and annuity products of Acacia Life. In addition, the Company entered into an assumptive reinsurance agreement to assume these ceded policies upon regulatory or policyholder approval as required. In connection with these agreements, assets and liabilities were transferred from Acacia Life to the Company at fair value, which resulted in recording goodwill of $10,794, which is being amortized over 10 years. Amortization of goodwill was $1,079, $1,079 and $1,080 for the years ended December 31, 2009, 2008 and 2007, respectively.

On December 20, 1999, the Company purchased $25,000 of redeemable preferred stock from Acacia Life. The stock, which pays dividends in an amount per annum equal to 6.66% in 2009, 2008 and 2007, and is non-voting, provides for redemption beginning in 2005 with final redemption on or by January 1, 2015. On June 1, 2009 and 2008, the Company redeemed 100,000 shares at $2,500.

The Company's variable life and annuity products are distributed through AIC. Policies placed generated commission expense of $13,565, $20,644 and $20,449 for the years ended December 31, 2009, 2008 and 2007, respectively.

The Company has a variable insurance trust ("VIT"). The Company offers, in conjunction with First Ameritas, the VIT as an investment option to policyholders through their separate accounts. The Company had separate account investments of $312,614 and $312,164 in the VIT as of December 31, 2009 and 2008, respectively. First Ameritas had separate account investments of $167 and $187 in the VIT as of December 31, 2009 and 2008, respectively. Affiliates of the Company provide investment advisory and administrative services to the VIT on a fee basis.

The Company offers mutual funds of Calvert Variable Series, Inc. ("CVS") and Summit Mutual Funds, Inc. ("SMF"), affiliates, to policyholders through the separate accounts. Separate account investments in the mutual funds offered through CVS and SMF were $612,059 and $430,322 as of December 31, 2009 and 2008, respectively.

The Company reported the following amounts due from (to) the below listed affiliates. The terms of the intercompany agreements require that these amounts be settled within 30 days.

                                                                      2009                        2008
 -------------------------------------------------------------------------------------------------------------------
 Ameritas Holding Company                                         $        (1,207)            $          (719)
 The Union Central Life Insurance Company                                  (7,077)                     (1,394)
 First Ameritas Life Insurance Corp. of New York                              989                         409
 Pathmark Administrators Inc.                                                   -                        (245)
 Ameritas Investment Corp.                                                    217                        (101)
 Summit Investment Advisors, Inc.                                             343                         408
 Acacia Life Insurance Company                                              2,229                       2,131
 Acacia Federal Savings Bank                                                   75                          13
 Acacia Financial Corporation                                                   2                           5
 Calvert Group Ltd.                                                           267                          35
 Summit Investment Partners, LLC                                               51                           -
 -------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

5.  Information Concerning Parent, Subsidiaries, Affiliates and Related Parties,
--------------------------------------------------------------------------------
(continued)
-----------

Aviva USA, through assumption reinsurance, has assumed approximately 99% of the Company's equity indexed annuity business as of December 31, 2009 and 2008, reducing the respective ceded allowance to $53 and $52 which is included as a reduction of reserves for life, accident and health policies. As a condition to assumption reinsurance, certain states have required the Company to remain contingently liable in the event the assuming reinsurer is unable to fulfill its obligations. The Company is contingently liable for $404 and $589 of additional reserves as of December 31, 2009 and 2008, respectively.

The Company provides technical, financial, legal and marketing support to its affiliates under various administrative service and cost-sharing agreements. Included in miscellaneous income is $0, $364 and $271 received under administrative service agreements for the years ended December 31, 2009, 2008 and 2007, respectively. Reimbursements of $38,390, $17,241 and $12,490 for the years ended December 31, 2009, 2008 and 2007 related to cost-sharing agreements with affiliates have been recorded as a reduction in general insurance expenses. In addition, the Company receives investment advisory services from an affiliate. Costs related to this agreement, included as an investment expense and reducing net investment income, totaled $3,059, $2,975 and $2,589 for the years ended December 31, 2009, 2008 and 2007, respectively.

6.  Borrowed Money
------------------

Effective September 1, 2006 the Company had an outstanding liability for borrowed money in the amount of $29,825 payable to two affiliates, Acacia Life and AFCO. These notes were issued by a 100% owned subsidiary, AMAL, during the repurchase of its outstanding common stock from Acacia Life and AFCO. These notes were payable in twelve equal quarterly installments beginning on December 1, 2006 with the final installment due on September 1, 2009. The notes carried a fixed interest rate of 5.56% based on the Bloomberg Fair Value 3-year Single "A" U.S. Insurer Index plus 0.020%. The final payment was made by the Company on September 1, 2009, as required.

The Company has a $15,000 unsecured line of credit available at December 31, 2009. No balance was outstanding at any time during 2009 or 2008. The line of credit expires May 31, 2010.

7.  Benefit Plans
-----------------

Defined Benefit Plans
The Company participates in a non-contributory defined benefit plan (the Plan or the UNIFI Pension Plan) sponsored by AHC. The Plan was formerly sponsored by the Company as a non-contributory defined benefit pension plan (Ameritas Plan) covering substantially all employees of the Company. During 2000, the Ameritas Plan was merged with the Acacia Retirement Plan (Acacia Plan), sponsored by Acacia Life and the Plan was renamed the Ameritas Acacia Pension Plan (AHC
Plan). In 2008, the Union Central Employees Pension Plan merged into the AHC Plan and the Plan was renamed the UNIFI Pension Plan.

Upon the merger of the Ameritas and Acacia Plans, accumulated benefits of the Plan were frozen, and AHC became the Plan sponsor. Accordingly, the Company's prepaid benefit cost was transferred to AHC, and the Company holds a pre-funded pension expense receivable, due from AHC. The balance of the prefunded pension expense receivable was $15,990 at December 31, 2009 and 2008, and is a non-admitted asset.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

7.  Benefit Plans, (continued)
------------------------------

Defined Benefit Plans, (continued)
The Company is charged its proportionate share of pension expense for its participation in the Plan based on the separate benefit formulas of the pre-merger plans. The Company incurred pension expense of $4,483, $2,992 and $3,103 in 2009, 2008 and 2007, respectively.

The Company also sponsors several non-qualified unfunded defined benefit pension plans where the Company makes payments under certain voluntary arrangements for payment of retirement benefits, which are not provided for under the Plan.

The Plan's assets include investments in a deposit administration contract with the Company and group annuity contracts with UCL which include investments in underlying separate accounts of the Company. The carrying value of the assets of the Plan were approximately $214,309 and $178,764 at December 31, 2009 and 2008, respectively. A portion of the separate accounts' assets are invested in mutual funds which are advised by affiliates of AHC.

The following tables provide a reconciliation of the changes in the projected benefit obligation for the years ended December 31, 2009, 2008 and 2007, and a statement of the funded status as of the December 31 measurement date for the Company's non-qualified unfunded defined benefit plans:

                                                                     2009             2008              2007
 -------------------------------------------------------------------------------------------------------------------
 Reconciliation in benefit obligation
     Benefit obligation at beginning of year                   $        13,319   $        14,768  $        12,881
     Service cost                                                           84               303              283
     Interest cost                                                         793               905              858
     Actuarial (gain)/loss                                                 777              (314)           1,435
     Special termination benefits                                            -                68                -
     Benefits paid                                                      (1,273)           (2,411)            (689)
 -------------------------------------------------------------------------------------------------------------------
     Benefit obligation at end of year                         $        13,700   $        13,319  $        14,768
 -------------------------------------------------------------------------------------------------------------------

                                                                     2009             2007              2007
 -------------------------------------------------------------------------------------------------------------------
 Funded status:
     Funded status at end of year                              $       (13,700)  $       (13,319) $       (14,768)
     Unrecognized net actuarial (gain)/loss                              1,964             1,250            2,073
     Unrecognized net transition asset                                       -                 -              (18)
     Unrecognized prior service cost                                         -                 -              129
 -------------------------------------------------------------------------------------------------------------------
     Accrued benefit cost                                      $       (11,736)  $       (12,069) $       (12,584)
 -------------------------------------------------------------------------------------------------------------------

The amount of the projected benefit obligation and accumulated benefit obligation for nonvested employees was $0 as of December 31, 2009 and 2008.

                                       39

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

7.  Benefit Plans, (continued)
------------------------------

Defined Benefit Plans, (continued)
Net periodic benefit expense as of December 31 included the following components:

                                                                     2009             2008              2007
 -------------------------------------------------------------------------------------------------------------------
 Service cost                                                  $            84   $           303  $           283
 Interest cost                                                             793               905              858
 Amount of recognized (gains)/losses                                        63               349              420
 Amount of prior service cost recognized                                     -               129               21
 Amortization of transition obligation                                       -                 -               (4)
 Special termination benefits                                                -               209                -
 -------------------------------------------------------------------------------------------------------------------
 Net periodic benefit cost                                     $           940   $         1,895  $         1,578
 -------------------------------------------------------------------------------------------------------------------

The following expected benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

                                                                                          Expected Pension
     Fiscal Year                                                                          Benefit Payments
 -------------------------------------------------------------------------------------------------------------------
     2010                                                                               $          1,272
     2011                                                                                          1,272
     2012                                                                                          1,272
     2013                                                                                          1,272
     2014                                                                                          1,272
     2015 - 2019                                                                                   6,183
 -------------------------------------------------------------------------------------------------------------------

The assumptions used in the measurement of the projected benefit obligations are:

                                                                     2009             2008              2007
 -------------------------------------------------------------------------------------------------------------------
 Assumptions as of December 31:
 Discount rate                                                       6.00%             6.25%            6.25%
 Expected compensation increase                                      5.00%             5.00%            5.00%
 -------------------------------------------------------------------------------------------------------------------

The assumptions used to determine net periodic benefit expense are:

                                                                     2009             2008              2007
 -------------------------------------------------------------------------------------------------------------------
 Assumptions for the years ended December 31:
 Discount rate                                                       6.25%             6.25%            6.00%
 Expected compensation increase                                      5.00%             5.00%            5.00%
 -------------------------------------------------------------------------------------------------------------------

Information for pension plans with an accumulated  benefit  obligation in excess of plan assets as of the December 31 measurement date:
                                                                     2009             2008              2007
 -------------------------------------------------------------------------------------------------------------------
     Projected benefit obligation                              $        13,700   $        13,319  $        14,768
     Accumulated benefit obligation                                     11,860            12,039           13,922
     Fair value of plan assets                                               -                 -                -
 -------------------------------------------------------------------------------------------------------------------

                                       40

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

7.  Benefit Plans, (continued)
------------------------------

Defined Contribution Plans
The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. In addition, certain of the Company's employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant's compensation. In addition, for eligible employees who are not UNIFI Pension Plan participants, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $4,788, $4,749 and $4,230 in 2009, 2008 and 2007, respectively.

The defined contribution plans' assets also include investments in deposit administration contracts which included underlying investments in separate accounts of the Company and UCL. The carrying value of the defined contribution plans' assets invested in the separate accounts was approximately $336,334 and $274,498 at December 31, 2009 and 2008, respectively. At December 31, 2009 and
2008, $92,063 and $68,746 was invested in mutual funds which are advised by affiliates of AHC.

Postretirement Benefit Plans
Effective September 30, 2009, ALIC's postretirement benefit plan was merged with The Union Central Life Insurance Company's and Acacia Life Insurance Company's postretirement benefit plans into a single plan sponsored by AHC ("AHC
Postretirement Plan"). As a result of the merger, the postretirement benefit plan liability was de-recognized by the Company and transferred to AHC resulting in a $351 contribution, which was recorded in additional paid in capital on the Balance Sheets - Statutory Basis.

In December 2003, the Medicare Prescription Drug, Improvement and Modernization
Act of 2003 (the Act) became law. The Act introduces a prescription drug benefit under Medicare (Medicare Part D) as well as a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to Medicare Part D. The postretirement benefit obligation and net periodic postretirement benefit cost in the financial statements and accompanying notes have reflected the effects of the Act on the Plan.

In May 2004, additional guidance became available to specific companies who elected deferral and were able to determine if their plans are actuarially equivalent to recognize the impact of the Act no later than the first annual reporting period beginning after June 15, 2004. In January 2005, the Center for
Medicare and Medicaid Services issued the final regulations for the Act including the determination of actuarial equivalence. The Company determined that its plans were actuarially equivalent. The Company qualified for and elected to receive the 28% federal subsidy on allowable gross prescription drug costs of qualified retirees. The Company received subsidy payments of $0, $20 and $77 in 2009, 2008 and 2007, respectively. The measures of benefit obligations and net periodic postretirement cost have reflected the effects of the Act.

While the postretirement benefit plans were merged, the separate benefit formulas of the pre-merger plans still exist within the Plan and are used to determine the amount of Plan expense to allocate from AHC to the participating companies.

                                       41

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

7.  Benefit Plans, (continued)
------------------------------

Postretirement Benefit Plans, (continued)
The following tables provide a reconciliation of the changes in the postretirement benefit obligations and fair value of assets for the years ended
December 31, 2009, 2008 and 2007, and a statement of the funded status as of the December 31 measurement date of all years and reflect the merger into a single plan sponsored by AHC:

                                                                     2009             2008              2007
 -------------------------------------------------------------------------------------------------------------------
 Reconciliation in benefit obligation
     Benefit obligation at beginning of year                   $         6,182   $         6,144  $         6,503
     Service cost                                                           38               123               71
     Interest cost                                                         109               362              368
     Plan participants' contributions                                        -               481              518
     Actuarial (gain)/loss                                                   -                12             (140)
     Federal subsidy receipts                                                -                20               77
     Benefits paid                                                           -              (960)          (1,253)
     Plan amendments                                                    (3,502)                -                -
     Plan merger                                                        (2,827)                -                -
 -------------------------------------------------------------------------------------------------------------------
     Benefit obligation at end of year                         $             -   $         6,182  $         6,144
 -------------------------------------------------------------------------------------------------------------------

 -------------------------------------------------------------------------------------------------------------------
 Reconciliation of fair value of plan assets
     Fair value of plan assets at beginning of year            $         3,300   $         2,846  $         2,795
     Actual return on plan assets                                          117               143              139
     Employer contributions                                                  -               584              496
     Benefits paid                                                           -              (273)            (584)
     Plan merger                                                        (3,417)                -                -
 -------------------------------------------------------------------------------------------------------------------
     Fair value of plan assets at end of year                  $             -   $         3,300  $         2,846
 -------------------------------------------------------------------------------------------------------------------

 -------------------------------------------------------------------------------------------------------------------
 Funded status
     Funded status at end of year                              $             -   $        (2,882) $        (3,298)
     Unrecognized net actuarial (gain)/loss                                  -             2,470            2,658
     Unrecognized prior service cost                                         -                 -               (1)
 -------------------------------------------------------------------------------------------------------------------
     Accrued benefit cost                                      $             -   $          (412) $          (641)
 -------------------------------------------------------------------------------------------------------------------

The amount of the postretirement obligation for nonvested employees was $0 and $1,529 at December 31, 2009 and 2008, respectively.

                                       42

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

7.  Benefit Plans, (continued)
------------------------------

Postretirement Benefit Plans, (continued)
Periodic postretirement medical expense included the following components:

                                                                             Years Ended December 31
 -------------------------------------------------------------------------------------------------------------------
                                                                     2009             2008              2007
 -------------------------------------------------------------------------------------------------------------------
 Service cost                                                  $            38   $           123  $            71
 Interest cost                                                             109               362              368
 Expected return on plan assets                                           (140)             (149)            (148)
 Amortization of prior service cost                                       (156)                -                -
 Amortization of net loss                                                   88               206              219
 -------------------------------------------------------------------------------------------------------------------
 Net periodic benefit cost                                     $           (61)  $           542  $           510
 -------------------------------------------------------------------------------------------------------------------

In addition, in the fourth quarter of 2009, the Company was credited $(101) of postretirement welfare expense for its participation in the merged AHC
Postretirement Plan.

The assumptions used in the measurement of the postretirement benefit obligations are:

                                                                             2009          2008          2007
 -------------------------------------------------------------------------------------------------------------------
 Assumptions as of December 31:
 Discount rate                                                                N/A           6.25%          6.25%
 Expected long term rate of return on plan assets                             N/A           6.00%          6.00%
 -------------------------------------------------------------------------------------------------------------------

The assumptions used to determine net periodic postretirement benefit costs are:
                                                                             2009          2008          2007
 -------------------------------------------------------------------------------------------------------------------
 Assumptions for the years ended December 31:
 Discount rate                                                                6.25%         6.25%         6.00%
 Expected long term rate of return on plan assets                             6.00%         6.00%         6.00%
 -------------------------------------------------------------------------------------------------------------------

The assumed health care cost trend rates as of December 31 were:
                                                                             2009          2008          2007
 -------------------------------------------------------------------------------------------------------------------
 Healthcare Cost Trend Rate Assumed for Next Year                             N/A           7.0%          8.0%
 Rate to which the Cost Trend Rate is Assumed to Decline (Ultimate
    Trend Rate)                                                               N/A           5.0%          5.0%
 Year the Rate Reaches the Ultimate Trend Rate                                N/A          2011          2011
 -------------------------------------------------------------------------------------------------------------------

Information for postretirement plans with an accumulated benefit obligation in excess of plan assets as of the December 31 measurement date:
                                                                             Years Ended December 31
 -------------------------------------------------------------------------------------------------------------------
                                                                     2009             2008              2007
 -------------------------------------------------------------------------------------------------------------------
 Projected benefit obligation                                  $             -   $         6,182  $         6,144
 Accumulated benefit obligation                                              -             6,182            6,144
 Fair value of plan assets                                                   -             3,300            2,846
 -------------------------------------------------------------------------------------------------------------------

                                       43

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

 8. Dividend Restrictions and Surplus
 ------------------------------------

 The Company is subject to regulation by the Department, restricts the advancement of funds to parent and affi which companies as well as the amount of dividends that may bliated without prior approval. Dividend payments by the Company,e paid aggregated with all other dividends in the preceding 12 m when cannot exceed the greater of 10% of surplus as of the preonths, year-end or the statutory net gain from operations foceding previous calendar year, without prior approval fror the Department. Based on this limitation, the Company would bm the to pay $123,350 in dividends after December 15, 2010, we able prior approval. The Company paid ordinary dividends of $2ithout $87,000 and $0 to AHC, its' parent, in 2009, 2008 and 5,000, respectively. Additionally due to the merger with LifeRe 2007, Company paid stock dividends of $500 in 2007. , the

 Unassigned surplus represents the undistributed and unapprop amount of surplus at the statement date. The cumulative riated related to the portion of unassigned surplus representeffect reduced by each of the following items as of
 December 31: ed or
                                                                       2009            2008            2007
 -------------------------------------------------------------------------------------------------------------------
 Unrealized gains on investments, net of taxes                 $        81,231   $        17,492  $        44,213
   of $5,198, $965 and $20,075
 Nonadmitted asset values                                              (72,630)         (104,122)         (55,027)
 Asset valuation reserves                                              (27,106)           (4,995)         (68,603)
 Liability for reinsurance in unauthorized companies                         -            (1,854)             (26)
 -------------------------------------------------------------------------------------------------------------------

9.  Commitments and Contingencies
---------------------------------

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. The Company estimated its cost related to past insolvencies and has provided a reserve included in other liabilities of $667 and $773 as of December 31, 2009 and 2008, respectively, and estimated recoveries from premium taxes included in other admitted assets of $591 and $690 as of December 31, 2009 and 2008, respectively.

From time to time the Company is involved in pending and threatened litigation in the normal course of business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

Securities commitments of $36,086 and $32,003 and mortgage loan and real estate commitments of $25,133 and $38,954 were outstanding for investments to be purchased in subsequent years as of December 31, 2009 and 2008, respectively.
Low income housing tax credit property investment commitments were $671 and $3,030 as of December 31, 2009 and 2008, respectively. These commitments have been made in the normal course of business and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of these commitments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

                                       44

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

9.  Commitments and Contingencies, (continued)
----------------------------------------------

Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The
Company monitors its sales materials and enforces compliance procedures to mitigate any exposure to potential litigation. The Company and its life insurance subsidiaries are members of the Insurance Marketplace Standards
Association, an organization which advocates ethical market conduct.

In 2006, the Company entered into an agreement with the FHLB, to enhance investment yields through investment spread strategies and to resolve emergency liquidity needs, if a future need for immediate liquidity would arise. The agreement provides for fixed rate long term advances (lines of credit) up to $20,000 to the Company in return for the purchase of membership stock equal to $1,000. Since 2006, the Company has purchased $3,602 of additional stock as part of this agreement. As of December 31, 2009 and 2008, the Company had issued
$100,000 and $100,000, respectively, of funding agreements with the FHLB.
Additional funding of $20,000 is available to the Company. The related reserves are reported in deposit-type funds on the Balance Sheets - Statutory Basis of $100,024 and $100,238 as of December 31, 2009 and 2008, respectively. There is
$103,824 and $118,167 of collateral pledged at December 31, 2009 and 2008, respectively, as a result of this agreement. The assets and reserves related to the funding agreements are reported in the general account as the Company's strategy is to increase investment income to the general account from the investment spread strategy.

10. Gain or Loss to the Reporting Entity from Uninsured Accident and Health
----------------------------------------------------------------------------
Plans
-----

ASO Plans
The gain from operations from administrative services only (ASO) uninsured plans which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis is as follows for the year ended December 31:
                                                                     2009             2008              2007
 -------------------------------------------------------------------------------------------------------------------
 Net reimbursement for administrative expenses (including       $         4,383  $         4,255  $         3,226
   administrative fees) in excess of actual expenses
 Total net other income (expense) (including interest paid to
   or received from ASO uninsured plans)                                      -                -                -
 -------------------------------------------------------------------------------------------------------------------
 Net gain from operations                                       $         4,383  $         4,255  $         3,226
 -------------------------------------------------------------------------------------------------------------------

 Total claim payment volume                                     $        94,523  $        93,914  $        82,943
 -------------------------------------------------------------------------------------------------------------------

Under NAIC SAP, claim payments related to ASO uninsured plans are excluded from the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

                                       45

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

10. Gain or Loss to the Reporting Entity from Uninsured Accident and Health
---------------------------------------------------------------------------
Plans, (continued)
------------------

ASC Plans
The gain from operations from administrative services contract (ASC) uninsured plans which is reported within general insurance expenses in the Summary of
Operations and Changes in Capital and Surplus - Statutory Basis is as follows for the year ended December 31:
                                                                     2009             2008              2007
 -------------------------------------------------------------------------------------------------------------------
 Gross reimbursement for medical cost incurred                 $         6,626   $           648  $           543
 Other income or expenses (including interest paid
   to or received from plans)                                                6                41               35
 Gross expenses incurred (claims and administrative)                     4,258               682              571
 -------------------------------------------------------------------------------------------------------------------
 Net gain from operations                                      $         2,374   $             7  $             7
 ===================================================================================================================

11.  Other Items
----------------

Troubled Debt Restructuring
The Company has long-term bond holdings with restructured terms. The bond holdings were exchanged for other securities of equal value, whereby the Company recorded no realized capital losses. The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring. The Company's income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method.

Securities on Deposit
Securities with a book/adjusted carrying value of $7,273 and $8,792 at December 31, 2009 and 2008, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

Uncollectibility of Assets
The Company had admitted assets of $5,135 and $1,952 at December 31, 2009 and 2008, respectively, in accounts receivable for uninsured plans and included with other admitted assets on the Balance Sheets - Statutory Basis. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company's financial condition.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

12. Leases
----------

The Company has several noncancellable operating leases for office space and equipment. Rental expense during 2009, 2008 and 2007 for operating leases was $1,787, $508 and $628, respectively.

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2009:

 -------------------------------------------------------------------------------------------------------------------
     2010                                                                                $        1,701
     2011                                                                                         1,281
     2012                                                                                           950
     2013                                                                                           409
     2014 and thereafter                                                                          1,448
 -------------------------------------------------------------------------------------------------------------------
                                                                                         $        5,789
 -------------------------------------------------------------------------------------------------------------------

13.  Reinsurance
----------------

Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the recoverables are appropriately established. The Company conducts reinsurance business with First Ameritas, Acacia Life, and other non-affiliated companies.

Following is a summary of the transactions through reinsurance operations:

                                                                                  Years Ended December 31
                                                                        --------------------------------------------
                                                                             2009           2008          2007
 -------------------------------------------------------------------------------------------------------------------
 Premium Income:
   Assumed (related party $102, $102 and $80
     in 2009, 2008 and 2007)                                             $     55,213   $     49,678  $     56,885
   Ceded (related party $2,092, $2,097 and $2,125
     in 2009, 2008 and 2007)                                                   26,096         31,759        29,233
 Benefits To Policyholders:
   Assumed (related party $0, $0 and $214 in
     2009, 2008 and 2007)                                                      56,379         48,137        47,418
   Ceded (related party $1,889, $702 and $1,588 in
     2009, 2008 and 2007)                                                      30,211         22,146        18,115
 Policy Reserves:
   Assumed (related party $37 and $38 in 2009 and 2008)                           264            172           N/A
   Ceded (related party $1,088 and $1,091 in 2009 and 2008)                    64,299         67,863           N/A
 -------------------------------------------------------------------------------------------------------------------

The Company is not relieved of its primary liability in the event that a reinsurer is unable to meet the obligations ceded under a reinsurance agreement.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

14.  Changes in Unpaid Claims and Claim Adjustment Expenses
-----------------------------------------------------------

The change in the liability for unpaid accident and health claims and claim adjustment expenses which is reported within reserves for unpaid claims is summarized as follows:

                                                                     2009             2008              2007
 -------------------------------------------------------------------------------------------------------------------

 Balance at January 1                                          $        34,033   $        32,355  $        33,359
 Less reinsurance reserves                                              (7,803)           (6,487)          (8,776)
 -------------------------------------------------------------------------------------------------------------------
 Net balance at January 1                                               26,230            25,868           24,583
 -------------------------------------------------------------------------------------------------------------------

 Incurred related to:
     Current year                                                      395,151           362,372          328,784
     Prior year                                                         (3,284)           (4,951)          (5,123)
 -------------------------------------------------------------------------------------------------------------------
         Total incurred                                                391,867           357,421          323,661
 -------------------------------------------------------------------------------------------------------------------

 Paid related to:
     Current year                                                      367,003           336,143          302,903
     Prior year                                                         22,946            20,916           19,473
 -------------------------------------------------------------------------------------------------------------------
         Total paid                                                    389,949           357,059          322,376
 -------------------------------------------------------------------------------------------------------------------

 Net balance at December 31                                             28,148            26,230           25,868
 Plus reinsurance reserves                                               9,495             7,803            6,487
 -------------------------------------------------------------------------------------------------------------------
 Total reserve for unpaid claims                               $        37,643   $        34,033  $        32,355
 ===================================================================================================================

As a result of favorable settlement of prior years' estimated claims, the provision for claims and claim adjustment expenses decreased by $3,284, $4,951 and $5,123 for the years ended December 31, 2009, 2008 and 2007, respectively.

The Company paid assumed reinsurance claims of $54,644, $46,541 and $49,224 and incurred assumed reinsurance claims of $56,336, $47,854 and $46,929 for the years ended December 31, 2009, 2008 and 2007, respectively.

The Company paid ceded reinsurance claims of $530, $532 and $549, and incurred ceded reinsurance claims of $531, $528 and $537 for the years ended December 31, 2009, 2008 and 2007, respectively.

15.  Policy Reserves
--------------------

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the policy reserve.

As of December 31, 2009 and 2008, respectively, the Company had $1,644,877 and $1,456,255 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $15,687 and $16,891 at December 31, 2009 and 2008, respectively.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

16.  Analysis of Annuity Reserves and Deposit-type Funds by Withdrawal
----------------------------------------------------------------------
Characteristics
---------------

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

                                                                                               2009
                                                                                ------------------------------------
                                                                                     Amount          % of Total
 -------------------------------------------------------------------------------------------------------------------
 Subject to discretionary withdrawal:
   With fair value adjustment                                                    $       689,552         17.8%
   At book value less current surrender charge of 5% or more                              62,166          1.6%
   At fair value                                                                       2,653,289         68.5%
 -------------------------------------------------------------------------------------------------------------------
 Total with adjustment or at fair value                                                3,405,007         87.9%
   At book value without adjustment  (minimal or no charge)                              415,614         10.7%
 Not subject to discretionary withdrawal                                                  55,807          1.4%
 -------------------------------------------------------------------------------------------------------------------
 Total gross                                                                           3,876,428        100.0%
 Reinsurance ceded                                                                        (1,140)
 -------------------------------------------------------------------------------------------------
 Total Net                                                                       $     3,875,288
 =================================================================================================

                                                                                               2008
                                                                                ------------------------------------
                                                                                     Amount          % of Total
 -------------------------------------------------------------------------------------------------------------------
 Subject to discretionary withdrawal:
   With fair value adjustment                                                    $       620,185         19.7%
   At book value less current surrender charge of 5% or more                              69,510          2.2%
   At fair value                                                                       1,955,662         62.2%
 -------------------------------------------------------------------------------------------------------------------
 Total with adjustment or at fair value                                                2,645,357         84.1%
   At book value without adjustment  (minimal or no charge)                              409,788         13.0%
 Not subject to discretionary withdrawal                                                  91,847          2.9%
 -------------------------------------------------------------------------------------------------------------------
 Total gross                                                                           3,146,992        100.0%
 Reinsurance ceded                                                                        (2,739)
 -------------------------------------------------------------------------------------------------
 Total Net                                                                       $     3,144,253
 =================================================================================================

                                       49

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

16.  Analysis of Annuity Reserves and Deposit-type Funds by Withdrawal
----------------------------------------------------------------------
Characteristics, (continued)
----------------------------

The following information is obtained from the applicable Exhibit in the Company's December 31 Annual Statement and related Separate Accounts Annual
Statement, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets - Statutory Basis as of December 31:

                                                                                      2009              2008
 -------------------------------------------------------------------------------------------------------------------
 Life and Accident and Health Annual Statement:
 Exhibit 5, Annuities Section, Total (net)                                       $     1,013,777  $       980,638
 Exhibit 5, Supplementary Contracts with Life Contingencies Section,
   Total (net)                                                                            10,494           10,520
 Exhibit 7, Deposit-Type Contracts, Line 14, Column 1                                    197,409          197,433
 -------------------------------------------------------------------------------------------------------------------
                                                                                       1,221,680        1,188,591
 Separate Accounts Annual Statement:
 Exhibit 3, Line 0299999, Column 2                                                     2,653,608        1,955,662
 -------------------------------------------------------------------------------------------------------------------
 Total                                                                           $     3,875,288  $     3,144,253
 ===================================================================================================================

17.  Premium and Annuity Considerations Deferred and Uncollected
----------------------------------------------------------------

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

                                               2009                      2008                      2007
                                    --------------------------------------------------------------------------------
                                                    Net of                    Net of                     Net of
               Type                      Gross      Loading        Gross      Loading        Gross       Loading
 -------------------------------------------------------------------------------------------------------------------
 Ordinary new business               $        11  $        11  $         1  $         1  $        23   $        20
 Ordinary renewal                          3,116        2,621        5,313        4,913        4,838         4,430
 -------------------------------------------------------------------------------------------------------------------
 Totals                              $     3,127  $     2,632  $     5,314  $     4,914  $     4,861   $     4,450
 ===================================================================================================================

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

18.  Separate Accounts
----------------------

Information regarding the nonguaranteed separate accounts of the Company is as follows:

                                                                         2009            2008            2007
 -------------------------------------------------------------------------------------------------------------------
 For the years ended December 31:
     Premiums, considerations or deposits                           $      548,301  $      602,252  $      480,315
 -------------------------------------------------------------------------------------------------------------------
 At December 31:
 Reserves by valuation basis
     Fair value                                                     $    3,186,316  $    2,389,646
 ===================================================================================================

 Reserves by withdrawal characteristic:
 Subject to discretionary withdrawal
     At book value without fair value adjustment and with
      current surrender charge of 5% or more                        $            -  $            -
     At fair value                                                       3,185,997       2,389,646
     At book value without adjustment (minimal or no charge)                     -               -
 ---------------------------------------------------------------------------------------------------
 Sub-total                                                          $    3,185,997  $    2,389,646
 Not subject to discretionary withdrawal                                       319               -
 ---------------------------------------------------------------------------------------------------
 Total                                                              $    3,186,316  $    2,389,646
 ===================================================================================================

 -------------------------------------------------------------------------------------------------------------------
 Reconciliation of net transfers to (from) separate accounts at December 31:
 Transfers as reported in the summary of operations
   and changes in surplus of the separate accounts
   annual statement:
     Transfers to separate accounts                                  $      548,301 $      602,252  $      480,315
     Transfers from separate accounts                                      (422,190)      (512,423)       (447,861)
 -------------------------------------------------------------------------------------------------------------------
     Net transfers to separate accounts                                     126,111         89,829          32,454
 Reconciling adjustments                                                          2              2               -
 -------------------------------------------------------------------------------------------------------------------
 Net transfers as reported in the Summary of Operations and
   Changes in Capital and Surplus - Statutory Basis of the
   Company                                                           $      126,113 $       89,831  $       32,454
 ===================================================================================================================

                                       51

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

19.  Reconciliation of Statutory Net Income and Surplus to GAAP Net Income and
------------------------------------------------------------------------------
Equity
------

As described in Note 1, the Company has prepared these financial statements in conformity with statutory accounting practices prescribed or permitted by the Department. These practices differ from accounting principles generally accepted in the United States of America (GAAP). The following tables reconcile statutory net income to GAAP net income and statutory surplus to GAAP equity.

                                                                        2009            2008            2007
 -------------------------------------------------------------------------------------------------------------------
 Statutory net income (loss) as reported                            $       49,926  $      (71,982) $       77,195
 Insurance reserves                                                        (15,349)         48,357           3,751
 Deferred policy acquisition costs                                            (915)        (21,574)         (4,196)
 Deferred income taxes and other tax reclassifications                     (11,918)         15,090              (7)
 Statutory investment reserves                                               4,858          (5,781)           (463)
 Goodwill amortization                                                       1,079           1,079           1,080
 Income related to investments                                              17,238         (38,287)          6,098
 Earnings of subsidiaries                                                   66,184             (36)          4,887
 Other                                                                       2,449             363            (867)
 -------------------------------------------------------------------------------------------------------------------
 GAAP net income (loss)                                             $      113,552  $      (72,771) $       87,478
 ===================================================================================================================

                                                                         2009            2008            2007
 -------------------------------------------------------------------------------------------------------------------
 Statutory surplus as reported                                      $    1,248,996  $      710,625  $      878,120
 Insurance reserves                                                        (85,722)        (56,443)       (104,391)
 Deferred policy acquisition costs                                         236,134         251,153         262,741
 Deferred income taxes                                                     (90,372)        (30,828)        (58,652)
 Valuation of investments                                                   58,351        (120,854)         (5,545)
 Statutory investment reserves                                              28,506           1,537          70,926
 Goodwill                                                                    2,984          (3,508)         (4,587)
 Subsidiary equity                                                         562,168          13,127          13,065
 Statutory non-admitted assets                                              72,630         104,122          55,027
 Post retirement and pension benefit obligations                               294         (38,544)        (21,490)
 Other                                                                      (2,264)         (2,226)         (6,427)
 -------------------------------------------------------------------------------------------------------------------
 GAAP equity                                                        $    2,031,705  $      828,161  $    1,078,787
 ===================================================================================================================

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

20.  Correction of Errors and Reconciliation to Annual Statement
----------------------------------------------------------------

The accompany statutory basis financial statements for December 31, 2009 differ from amounts reported in the Company's annual statement statutory filing with the Department. Subsequent to filing the annual statement, the Company's management determined that there was an error in the calculation of the VA CARVM reserves on variable annuity products of $15,132.

As a result of the error, the following table provides a summary and the reconciliation between the annual statement statutory filing and the accompanying 2009 statutory basis financial statements:

                                                                    Annual         Correction of      Financial
                                                                   Statement         an Error         Statement
 -------------------------------------------------------------------------------------------------------------------
 December 31, 2009
    Federal income taxes recoverable - affiliates               $       24,154     $        (686)  $       23,468
    Net deferred tax asset                                              25,954            (1,446)          24,508
       Total admitted assets                                         6,531,587            (2,132)       6,529,455
    Reserves for life, accident and health policies                  1,743,510           (15,132)       1,728,378
       Total liabilities                                             5,295,591           (15,132)       5,280,459
    Special surplus funds - additional deferred tax asset                9,779              (964)           8,815
    Unassigned surplus                                                 766,279            13,964          780,243
       Total capital and surplus                                     1,235,996            13,000        1,248,996
 -------------------------------------------------------------------------------------------------------------------
 For the year ended December 31, 2009
    Change in reserves for life, accident and health
     policies                                                   $       42,642     $     (15,132)  $       27,510
    Federal income tax expense                                           9,530               686           10,216
       Net income                                                       35,460            14,446           49,926
    Special surplus funds - additional deferred tax asset                9,779              (964)           8,815
    Change in net deferred income taxes                                 (9,134)           (4,611)         (13,745)
    Change in non-admitted assets                                       18,548             4,129           22,677
       Total capital and surplus                                     1,235,996            13,000        1,248,996
 -------------------------------------------------------------------------------------------------------------------

Subsequent to the issuance of the Company's 2006 statutory financial statements, the Company's management determined that there was an error in the calculation of reinsurance assumed reserves and reinsurance ceded premium income on term life products with one reinsurer. As a result, unassigned surplus and net income as reported in the Company's statutory basis financial statements and its statutory filing with the Department at December 31, 2006 were overstated by $1,292, net of taxes of $696. As the amount is not material to the prior year financial statements, in accordance with SSAP No. 3, "Accounting Changes and Corrections of Errors", it is recorded in unassigned surplus during the year ended December 31, 2007.

21.  Subsequent Event
---------------------

The Company has evaluated events subsequent to December 31, 2009 and through April 8, 2010, the date the financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these financial statements.

                                     PART C
                                     ------

                                OTHER INFORMATION
                                -----------------

Item 24.  Financial Statements and Exhibits

     a)   Financial Statements:

     The financial statements of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA and Ameritas Life Insurance Corp. are filed in Part B. They include:

     Subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA:
         Report of Deloitte & Touche LLP, independent registered public accounting firm.
         Statements of Net Assets as of December 31, 2009.
         Statements of Operations for the period ended December 31, 2009. Statements of Changes in Net Assets for the periods ended December 31, 2009 and 2008.
         Notes to Financial Statements for the periods ended December 31, 2009 and 2008.

     Ameritas Life Insurance Corp.:
        Report of Deloitte & Touche LLP, independent auditors.
        Balance Sheets - Statutory Basis as of December 31, 2009 and 2008. Summary of Operations and Changes in Capital and Surplus - Statutory Basis for each of the three years in the period ended December 31, 2009. Statements of Cash Flows - Statutory Basis for each of the three years in the period ended December 31, 2009.
        Notes to the Financial Statements - Statutory Basis for the years ended December 31, 2009, 2008 and 2007.

All schedules of Ameritas Life Insurance Corp. for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or have been disclosed in the Notes to the Statutory Financial Statements and therefore have been omitted.

There are no financial statements included in Part A or Part C.

Item 24.  Financial Statements and Exhibits

     b)    Exhibits

     Exhibit
     Number              Description of Exhibit
     ------              ----------------------
     (1)                 Resolution of Board of Directors of Ameritas Life
                         Insurance Corp. Establishing Ameritas Life Insurance
                         Corp. Separate Account LLVA.  (1)
     (2)                 Custody Agreements.  Not applicable.
     (3) (a)             Principal Underwriting Agreement.  (2)
     (3) (b)             Form of Selling Agreement.  (3)
     (4)                 Form of Variable Annuity Contract.  (4)
     (5)                 Form of Application for Variable Annuity Contract.  (5)
     (6) (a)             Certificate of Incorporation of Ameritas Life Insurance
                         Corp.  (1)
     (6) (b)             Bylaws of Ameritas Life Insurance Corp.  (6)
     (7)                 Reinsurance Agreements.  Not Applicable.
     (8) (a)             Participation Agreement - ProFunds.  (7)
     (9)                 Opinion and Consent of Counsel.
     (10)                Consents of Independent Auditors and Independent
                         Registered Public Accounting Firm. Filed herein.
     (11)                Omitted Financial Statements. Not Applicable
     (12)                Initial capital Agreements. Not applicable.
     (13)                Powers of Attorney. Filed herein.

Footnotes:
----------
1. Incorporated by reference to the initial registration statement for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-05529), filed on June 7, 1996, EX-99.B1, EX-99.B3B, EX-99.B6A.
2. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendments Nos. 9 and 12 to Registration Statement No. 333-142483 submitted to the SEC on Octover 30, 2009 and April 23, 2010, respectively, EX-99.C.
3. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 1 to Registration Statement No. 333-151913 submitted to the SEC on April 9, 2009, EX.99.C.
4. Incorporated by reference to the initial registration statement for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-122109), filed on January 18, 2005, EX-4.
5. Incorporated by reference to Pre-Effective Amendment No. 1 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-120972), filed on March 22, 2005. EX-99.E.
6. Incorporated by reference to Post-Effective Amendment No. 4 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-05529), filed on February 26, 1999, EX-99(6)(B).
7. Incorporated by reference to Post-Effective Amendment No. 6 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-122109), filed on February 27, 2009, EX-99.H.

Item 25.   Directors and Officers of the Depositor

           Name and Principal
           Business Address *               Position and Offices with Depositor
           ------------------               -----------------------------------
           JoAnn M. Martin                  Director, Chair, President & Chief Executive Officer
           James P. Abel                    Director
           Bert A. Getz                     Director
           Tonn M. Ostergard                Director
           Kim M. Robak                     Director
           Paul C. Schorr, IV               Director
           Winston J. Wade                  Director
           Steven J. Valerius               President, Individual Division
           Kurt Y. Allen                    Senior Vice President & Chief Marketing Officer, Individual &
                                            Retirement Plans
           Robert C. Barth                  Senior Vice President & Chief Financial Officer
           Jan M. Connolly                  Senior Vice President & Corporate Secretary
           Nancy A. Dalessio                Senior Vice President & Chief Information Officer
           Raymond M. Gilbertson            Vice President, Corporate Compliance
           Arnold D. Henkel                 Senior Vice President, Individual Distribution
           Dale D. Johnson                  Senior Vice President and Corporate Actuary
           Robert P. Kocher                 Senior Vice President, Retirement Income and Business Development
           Robert G. Lange                  Vice President, General Counsel & Assistant Secretary
           William W. Lester                Senior Vice President and Corporate Treasurer
           Kevin W. O'Toole                 Senior Vice President
           Robert-John H. Sands             Senior Vice President
           Janet L. Schmidt                 Senior Vice President, Human Resources
           Kenneth L. VanCleave             President, Group Division
           Paul G. Wesling                  Senior Vice President, Individual Operations

*    Principal business address: Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 26. Organizations under common control with the depositor include:

Name of Corporation (state where organized)                            Principal Business
-------------------------------------------                            ------------------

UNIFI Mutual Holding Company (NE)...................................mutual insurance holding company

   Ameritas Holding Company (NE)....................................stock insurance holding company

       Ameritas Life Insurance Corp. (NE)...........................life/health insurance company
            Acacia Life Insurance Company (DC)......................life insurance company
                Acacia Financial Corporation (MD)...................holding company
                   Acacia Federal Savings Bank (DE).................a federally chartered bank owned by Acacia Financial Corporation
                                                                    (85.21%) and Ameritas Life Insurance Corp. (14.79%)
                       Acacia Service Corp. (VA)....................deposit solicitation
                   Calvert Group, Ltd. (DE).........................holding company
                       Calvert Asset Management Company, Inc. (DE)..asset management services
                       Calvert Shareholder Services, Inc. (DE)......administrative services
                       Calvert Administrative Services Company (DE).administrative services
                       Calvert Distributors, Inc. (DE)..............broker-dealer
                Griffin Realty LLC (VA).............................real estate investment company
            Ameritas Investment Corp. (NE)..........................securities broker dealer and investment adviser owned by
                                                                    Ameritas Life Insurance Corp. (80%) and Centralife Annuities
                                                                    Service, Inc. (20%)
            First Ameritas Life Insurance Corp. of New York (NY)....life insurance company
            The Union Central Life Insurance Company (NE)...........life insurance company
                Union Central Mortgage Funding, Inc. (OH)...........mortgage loan and servicing
                PBRA, Inc. (CA).....................................holding company
                   PRB Administrators, Inc. (DE)....................pension administration services
                Summit Investment Partners, Inc. (OH)...............investment adviser

       Summit Investment Advisors, Inc. (NE)........................investment adviser

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

Item 27. Number of Contract Owners

As of March 31, 2010, there were 528 qualified contracts and 3,254 non-qualified contracts in the Separate Account.

Item 28.     Indemnification

Ameritas Life Insurance Corp.'s By-laws provide as follows:

     "The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

     Section 21-20,103 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation against liability incurred by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

     In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnify for such expenses which the Court shall deem proper.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      Principal Underwriter

a) Ameritas Investment Corp. ("AIC") which serves as the principal underwriter for the variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA, also serves as the principal underwriter for variable annuity contracts issued through Ameritas Variable Separate Account VA-2, Ameritas Variable Separate Account VA, First Ameritas Variable Annuity Separate Account, and Carillon Account and for variable life insurance contracts issued through Ameritas Life Insurance Corp. Separate Account LLVL, Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, First Ameritas Variable Life Separate Account, and Carillon Life Account.

b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

      Name and Principal           Positions and Offices
      Business Address             and Underwriter
      ----------------             ---------------
      William W. Lester*           Director, Vice President & Treasurer
      Salene Hitchcock-Gear*       Director, President & Chief Executive Officer
      Robert C. Barth*             Director
      Kent M. Campbell**           Director
      Robert P. Kocher*            Director
      Billie B. Beavers***         Senior Vice President
      Cheryl L. Heilman*           Vice President, Chief Operating Officer
      Robert G. Lange*             Vice President, Secretary & General Counsel
      Bruce D. Lefler***           Senior Vice President, Public Finance
      Gregory C. Sernett*          Vice President, Chief Compliance Officer,
                                   and Assistant Secretary

     * Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
     ** Principal business address: AVIVA USA, 611 Fifth Avenue, Des Moines, Iowa 50309.
     *** Principal business address: Ameritas Investment Corp., 440 Regency Parkway Drive, Suite 222, Omaha, Nebraska 68114.

c) Commissions Received by Each Principal Underwriter from the Registrant during the Registrant's Last Fiscal Year:

     ----------------------- -------------------- --------------------- -------------------- --------------------
              (1)                    (2)                  (3)                   (4)                  (5)
                              Net Underwriting
       Name of Principal        Discounts and       Compensation on          Brokerage
          Underwriter            Commissions           Redemption           Commissions         Compensation
     ----------------------- -------------------- --------------------- -------------------- --------------------
      Ameritas Investment          $49,209                 $0                   $0                 $52,781
         Corp. ("AIC")
     ----------------------- -------------------- --------------------- -------------------- --------------------

         (2)+(4)+(5) = Gross variable annuity compensation received by AIC.
         (3) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.
         (4) = Sales compensation received by AIC for retail sales.
         (5) = Sales compensation received by AIC and retained as underwriting fee.

Item 30.  Location of Separate Account and Records

The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 31.  Management Services

There are no additional management services contracts that are not discussed in Part A or B of the registration statement.

Item 32.  Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d) The registrant is relying upon the Division of Investment Management (Division) no-action letter of November 28, 1988 concerning annuities sold in 403 (b) plans and represents that the requirements of the no-action letter have been, are and/or will be complied with.

(e) Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant, Ameritas Life Insurance Corp. Separate Account LLVA, certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 8 to Registration Statement Number 333-122109 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, County of Lancaster, State of Nebraska on this 20th day of April, 2010.

                 AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA, Registrant
                                        AMERITAS LIFE INSURANCE CORP., Depositor

                                         By:     JoAnn M. Martin*
                                            ------------------------
                                                Chair of the Board

As required by the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement has been signed by the following persons in the capacities indicated on April 20, 2010.

     SIGNATURE                          TITLE
     ---------                          -----

     JoAnn M. Martin *                  Director, Chair, President  & Chief Executive Officer
     James P. Abel *                    Director
     Bert A. Getz *                     Director
     Tonn M. Ostergard *                Director
     Kim M. Robak **                    Director
     Paul C. Schorr, IV **              Director
     Winston J. Wade *                  Director
     Steven J. Valerius **              President, Individual Division
     Robert C. Barth *                  Senior Vice President & Chief Financial Officer
     Jan M. Connolly***                 Senior Vice President & Corporate Secretary
     William W. Lester *                Senior Vice President and Corporate Treasurer


     /s/ Robert G. Lange
     -------------------
         Robert G. Lange                Vice President, General Counsel & Assistant Secretary


* Signed by Robert G. Lange under Powers of Attorney executed effective as of February 24, 2006, as filed herein.
** Signed by Robert G. Lange under the Powers of Attorney executed effective June 15, 2009, as filed herein.
*** Signed by Robert G. Lange under Power of Attorney executed effective as of February 1, 2008, as filed herein.

                                  Exhibit Index
                                  -------------

        Exhibit
        -------

        9        Opinion and Consent of Counsel

        10 Consents of Independent Auditors and Independent Registered Public Accounting Firm

        13       Powers of Attorney